                                                        ------------------------
                                                               OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570
                                                        Expires: August 31, 2011
                                                        Estimated average burden
                                                        hours per response: 18.9
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03826

                                AIM Sector Funds
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 9/30/08

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]
-- SERVICE MARK --

                          AIM ENERGY FUND
                          Semiannual Report to Shareholders o September 30, 2008

                               [MOUNTAIN GRAPHIC]

2    Letter to Shareholders
3    Fund Performance
4    Schedule of Investments
6    Financial Statements
8    Notes to Financial Statements
14   Financial Highlights
16   Fund Expenses
17   Approval of Investment Advisory Agreement

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         As I write this letter, turbulent financial markets are causing considerable investor anxiety, reminding us
     [CROCKETT           again that markets are cyclical and the correction of excess is often painful, at least in the short term.
       PHOTO]            Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance,
    Bruce Crockett       contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
                         Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and
a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as
Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L.Crockett
Independent Chair
AIM Funds Board of Trustees


2   AIM ENERGY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 3/31/08 to 9/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                  -17.57%
Class B Shares                                                                  -17.86
Class C Shares                                                                  -17.87
Investor Class Shares                                                           -17.56
S&P 500 Index# (Broad Market Index)                                             -10.85
Dow Jones U.S. Oil and Gas Index# (Style-Specific Index)                        -11.74
Lipper Natural Resources Funds Index# (Peer Group Index)                        -19.76

# Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The DOW JONES U.S. OIL AND GAS INDEX measures the performance of energy companies within the United States. The index maintains an approximate weighting of 95% in U.S.
coal, oil and drilling, and pipeline companies.

   The LIPPER NATURAL RESOURCE FUNDS INDEX is an EQUALLY weighted representation of the largest funds in the LIPPER Natural Resource Funds category. These funds invest primarily in the equity securities of domestic companies engaged in natural resources.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

==========================================
AVERAGE ANNUAL TOTAL RETURNS                 PERFORMANCE FIGURES REFLECT REINVESTED          CLASS A SHARE PERFORMANCE REFLECTS THE
                                             DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
As of 9/30/08, including maximum             AND THE EFFECT OF THE MAXIMUM SALES CHARGE   AND CLASS C SHARE PERFORMANCE REFLECTS THE
applicable sales charges                     UNLESS OTHERWISE STATED. PERFORMANCE         APPLICABLE CONTINGENT DEFERRED SALES
                                             FIGURES DO NOT REFLECT DEDUCTION OF TAXES    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
CLASS A SHARES                               A SHAREHOLDER WOULD PAY ON FUND              CDSC ON CLASS B SHARES DECLINES FROM 5%
Inception (3/28/02)                 16.48%   DISTRIBUTIONS OR SALE OF FUND SHARES.        BEGINNING AT
 5 Years                            23.86    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
 1 Year                            -16.70    FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR        THE TIME OF PURCHASE TO 0% AT THE
                                             LOSS WHEN YOU SELL SHARES.                   BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
CLASS B SHARES                                                                            CLASS C SHARES IS 1% FOR THE FIRST YEAR
Inception (3/28/02)                 16.65%      THE NET ANNUAL FUND OPERATING EXPENSE     AFTER PURCHASE. INVESTOR CLASS SHARES DO
 5 Years                            24.21    RATIO SET FORTH IN THE MOST RECENT FUND      NOT HAVE A FRONT-END SALES CHARGE OR A
 1 Year                            -15.99    PROSPECTUS AS OF THE DATE OF THIS REPORT     CDSC; THEREFORE, PERFORMANCE IS AT NET
                                             FOR CLASS A, CLASS B, CLASS C AND INVESTOR   ASSET VALUE.
CLASS C SHARES                               CLASS SHARES WAS 1.12%, 1.87%, 1.87% AND
Inception (2/14/00)                 17.12%   1.12%, RESPECTIVELY.(1) THE TOTAL ANNUAL        THE PERFORMANCE OF THE FUND'S SHARE
 5 Years                            24.38    FUND OPERATING EXPENSE RATIO SET FORTH IN    CLASSES WILL DIFFER PRIMARILY DUE TO
 1 Year                            -13.21    THE MOST RECENT FUND PROSPECTUS AS OF THE    DIFFERENT SALES CHARGE STRUCTURES AND
                                             DATE OF THIS REPORT FOR CLASS A, CLASS B,    CLASS EXPENSES.
INVESTOR CLASS SHARES                        CLASS C AND INVESTOR CLASS SHARES WAS
Inception (1/19/84)                 10.86%   1.13%, 1.88%, 1.88% AND 1.13%,                  HAD THE ADVISOR NOT WAIVED FEES AND/OR
10 Years                            18.47    RESPECTIVELY. THE EXPENSE RATIOS PRESENTED   REIMBURSED EXPENSES IN THE PAST ON CLASS B
 5 Years                            25.29    ABOVE MAY VARY FROM THE EXPENSE RATIOS       AND CLASS C SHARES, PERFORMANCE WOULD HAVE
 1 Year                            -11.85    PRESENTED IN OTHER SECTIONS OF THIS REPORT   BEEN LOWER.
                                             THAT ARE BASED ON EXPENSES INCURRED DURING
==========================================   THE PERIOD COVERED BY THIS REPORT.           (1) Total annual operating expenses less
                                                                                              any contractual fee waivers and/or
THE PERFORMANCE DATA QUOTED REPRESENT PAST                                                    expense reimbursements by the advisor
PERFORMANCE AND CANNOT GUARANTEE                                                              in effect through at least June 30,
COMPARABLE FUTURE RESULTS; CURRENT                                                            2009. See current prospectus for more
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE                                                    information.
VISIT INVESCOAIM. COM FOR THE MOST RECENT
MONTH-END PERFORMANCE.


3   AIM ENERGY FUND

PORTFOLIO COMPOSITION

By industry, based on Net Assets
as of September 30, 2008



-------------------------------------------------------------------------
Oil & Gas Exploration & Production                                   28.3%
-------------------------------------------------------------------------
Integrated Oil & Gas                                                 26.3
-------------------------------------------------------------------------
Oil & Gas Equipment & Services                                       19.7
-------------------------------------------------------------------------
Oil & Gas Drilling                                                    6.5
-------------------------------------------------------------------------
Oil & Gas Storage & Transportation                                    4.8
-------------------------------------------------------------------------
Multi-Utilities                                                       3.2
-------------------------------------------------------------------------
Coal & Consumable Fuels                                               2.4
-------------------------------------------------------------------------
Gas Utilities                                                         2.4
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 6.4
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

September 30, 2008
(Unaudited)





                                                       SHARES           VALUE
---------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-93.57%

COAL & CONSUMABLE FUELS-2.37%

Peabody Energy Corp.                                    815,000    $   36,675,000
=================================================================================


GAS UTILITIES-2.38%

Questar Corp.                                           900,000        36,828,000
=================================================================================


INTEGRATED OIL & GAS-26.32%

BP PLC-ADR (United Kingdom)                           1,140,000        57,193,800
---------------------------------------------------------------------------------
Hess Corp.                                              500,000        41,040,000
---------------------------------------------------------------------------------
Marathon Oil Corp.                                      940,000        37,477,800
---------------------------------------------------------------------------------
Murphy Oil Corp.                                        685,000        43,935,900
---------------------------------------------------------------------------------
Occidental Petroleum Corp.                            1,370,000        96,516,500
---------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Brazil)                   960,000        42,192,000
---------------------------------------------------------------------------------
Royal Dutch Shell PLC-ADR (United Kingdom)              325,000        19,178,250
---------------------------------------------------------------------------------
Suncor Energy, Inc. (Canada)                            375,000        15,802,500
---------------------------------------------------------------------------------
Total S.A.-ADR (France)                                 890,000        54,005,200
=================================================================================
                                                                      407,341,950
=================================================================================


MULTI-UTILITIES-3.24%

Sempra Energy                                           992,000        50,066,240
=================================================================================


OIL & GAS DRILLING-6.46%

Diamond Offshore Drilling, Inc.                         344,000        35,452,640
---------------------------------------------------------------------------------
Hercules Offshore, Inc.(b)                            1,785,000        27,060,600
---------------------------------------------------------------------------------
Nabors Industries Ltd.(b)                             1,500,000        37,380,000
=================================================================================
                                                                       99,893,240
=================================================================================


OIL & GAS EQUIPMENT & SERVICES-19.71%

Cameron International Corp.(b)                        1,150,000        44,321,000
---------------------------------------------------------------------------------
Compagnie Generale de Geophysique-Veritas-ADR
  (France)(b)                                         1,000,000        31,790,000
---------------------------------------------------------------------------------
Halliburton Co.                                       1,080,000        34,981,200
---------------------------------------------------------------------------------
Helix Energy Solutions Group Inc.(b)                  1,600,000        38,848,000
---------------------------------------------------------------------------------
National-Oilwell Varco Inc.(b)                          928,000        46,613,440
---------------------------------------------------------------------------------
Oceaneering International, Inc.(b)                      670,000        35,724,400
---------------------------------------------------------------------------------
Schlumberger Ltd.                                       245,000        19,132,050
---------------------------------------------------------------------------------
Smith International, Inc.                               368,000        21,579,520
---------------------------------------------------------------------------------
Weatherford International Ltd.(b)                     1,275,000        32,053,500
=================================================================================
                                                                      305,043,110
=================================================================================


OIL & GAS EXPLORATION & PRODUCTION-28.29%

Anadarko Petroleum Corp.                                775,000        37,595,250
---------------------------------------------------------------------------------
Apache Corp.                                            506,000        52,765,680
---------------------------------------------------------------------------------
Bill Barrett Corp.(b)                                 1,289,000        41,389,790
---------------------------------------------------------------------------------
Chesapeake Energy Corp.                                 627,000        22,484,220
---------------------------------------------------------------------------------
Continental Resources, Inc.(b)                        1,150,000        45,114,500
---------------------------------------------------------------------------------
Devon Energy Corp.                                      580,000        52,896,000
---------------------------------------------------------------------------------
Noble Energy, Inc.                                      385,000        21,402,150
---------------------------------------------------------------------------------
Plains Exploration & Production Co.(b)                  825,000        29,007,000
---------------------------------------------------------------------------------
Range Resources Corp.                                   250,000        10,717,500
---------------------------------------------------------------------------------
Southwestern Energy Co.(b)                            1,415,000        43,214,100
---------------------------------------------------------------------------------
Talisman Energy Inc. (Canada)                         2,600,000        36,972,000
---------------------------------------------------------------------------------
XTO Energy, Inc.                                        950,000        44,194,000
=================================================================================
                                                                      437,752,190
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM ENERGY FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION-4.80%

El Paso Corp.                                         2,300,000    $   29,348,000
---------------------------------------------------------------------------------
Williams Cos., Inc. (The)                             1,900,000        44,935,000
=================================================================================
                                                                       74,283,000
=================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,497,367,257)                                        1,447,882,730
=================================================================================



MONEY MARKET FUNDS-6.20%

Liquid Assets Portfolio-Institutional Class(c)       47,997,479        47,997,479
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             47,997,479        47,997,479
=================================================================================
     Total Money Market Funds (Cost $95,994,958)                       95,994,958
=================================================================================
TOTAL INVESTMENTS-99.77% (Cost $1,593,362,215)                      1,543,877,688
=================================================================================
OTHER ASSETS LESS LIABILITIES-0.23%                                     3,573,029
=================================================================================
NET ASSETS-100.00%                                                 $1,547,450,717
_________________________________________________________________________________
=================================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)  Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $1,497,367,257)                        $1,447,882,730
-------------------------------------------------------
Investments in affiliated money market
  funds, at value and cost                   95,994,958
=======================================================
     Total investments (Cost
       $1,593,362,215)                    1,543,877,688
=======================================================
Receivables for:
  Investments sold                            6,827,827
-------------------------------------------------------
  Fund shares sold                            4,051,096
-------------------------------------------------------
  Dividends                                   1,437,267
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              47,721
-------------------------------------------------------
Other assets                                    151,303
=======================================================
     Total assets                         1,556,392,902
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                      7,306,862
-------------------------------------------------------
  Accrued fees to affiliates                  1,304,452
-------------------------------------------------------
  Accrued other operating expenses              207,188
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              123,683
=======================================================
     Total liabilities                        8,942,185
=======================================================
Net assets applicable to shares
  outstanding                            $1,547,450,717
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,475,097,466
-------------------------------------------------------
Undistributed net investment income
  (loss)                                     (2,266,432)
-------------------------------------------------------
Undistributed net realized gain             124,104,209
-------------------------------------------------------
Unrealized appreciation (depreciation)      (49,484,526)
=======================================================
                                         $1,547,450,717
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $  691,333,653
_______________________________________________________
=======================================================
Class B                                  $  130,852,849
_______________________________________________________
=======================================================
Class C                                  $  182,898,812
_______________________________________________________
=======================================================
Investor Class                           $  537,347,122
_______________________________________________________
=======================================================
Institutional Class                      $    5,018,281
_______________________________________________________
=======================================================






SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     19,188,824
______________________________________________________
======================================================
Class B                                      3,882,474
______________________________________________________
======================================================
Class C                                      5,560,481
______________________________________________________
======================================================
Investor Class                              14,966,093
______________________________________________________
======================================================
Institutional Class                            137,344
______________________________________________________
======================================================
Class A:
  Net asset value per share                $     36.03
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $36.03 divided
     by 94.50%)                            $     38.13
______________________________________________________
======================================================
Class B:
  Net asset value and offering price per
     share                                 $     33.70
______________________________________________________
======================================================
Class C:
  Net asset value and offering price per
     share                                 $     32.89
______________________________________________________
======================================================
Investor Class:
  Net asset value and offering price per
     share                                 $     35.90
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price per
     share                                 $     36.54
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM ENERGY FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $371,958)                           $  10,055,059
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $175,250)                                                                         1,235,759
================================================================================================
     Total investment income                                                          11,290,818
================================================================================================


EXPENSES:

Advisory fees                                                                          6,446,824
------------------------------------------------------------------------------------------------
Administrative services fees                                                             237,326
------------------------------------------------------------------------------------------------
Custodian fees                                                                            28,441
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              1,199,983
------------------------------------------------------------------------------------------------
  Class B                                                                                940,493
------------------------------------------------------------------------------------------------
  Class C                                                                              1,295,668
------------------------------------------------------------------------------------------------
  Investor Class                                                                         964,397
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Investor                                            2,030,956
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         155
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 34,904
------------------------------------------------------------------------------------------------
Other                                                                                    358,756
================================================================================================
     Total expenses                                                                   13,537,903
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (82,292)
================================================================================================
     Net expenses                                                                     13,455,611
================================================================================================
Net investment income (loss)                                                          (2,164,793)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from investment securities                                         109,898,907
================================================================================================
Change in net unrealized appreciation (depreciation) of investment securities       (472,591,134)
================================================================================================
Net realized and unrealized gain (loss)                                             (362,692,227)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(364,857,020)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM ENERGY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2008 and the year ended March 31, 2008 (Unaudited)



                                                                          SEPTEMBER 30,       MARCH 31,
                                                                              2008              2008
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                           $   (2,164,793)   $   (2,512,792)
---------------------------------------------------------------------------------------------------------
  Net realized gain                                                         109,898,907       356,132,842
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (472,591,134)       93,475,428
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations       (364,857,020)      447,095,478
=========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                            --      (158,355,876)
---------------------------------------------------------------------------------------------------------
  Class B                                                                            --       (36,010,926)
---------------------------------------------------------------------------------------------------------
  Class C                                                                            --       (47,398,822)
---------------------------------------------------------------------------------------------------------
  Investor Class                                                                     --      (132,884,871)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --          (366,456)
=========================================================================================================
     Total distributions from net realized gains                                     --      (375,016,951)
=========================================================================================================
Share transactions-net:
  Class A                                                                     2,463,899       281,663,485
---------------------------------------------------------------------------------------------------------
  Class B                                                                   (11,072,834)       29,756,451
---------------------------------------------------------------------------------------------------------
  Class C                                                                    (5,043,216)       71,768,967
---------------------------------------------------------------------------------------------------------
  Investor Class                                                            (16,616,714)      158,109,710
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                         4,061,790         2,236,260
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (26,207,075)      543,534,873
=========================================================================================================
     Net increase (decrease) in net assets                                 (391,064,095)      615,613,400
=========================================================================================================


NET ASSETS:

  Beginning of period                                                     1,938,514,812     1,322,901,412
=========================================================================================================
  End of period (includes undistributed net investment income (loss)
     of $(2,266,432) and $(101,639), respectively)                       $1,547,450,717    $1,938,514,812
_________________________________________________________________________________________________________
=========================================================================================================




NOTES TO FINANCIAL STATEMENTS

September 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Energy Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is capital growth.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued.


8        AIM ENERGY FUND

      Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to


9        AIM ENERGY FUND
      federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The businesses in which the Fund invests may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Short-term fluctuations in commodity prices may influence Fund returns and increase price fluctuations of the Fund's shares.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.



10        AIM ENERGY FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.75%
-------------------------------------------------------------------
Next $350 million                                            0.65%
-------------------------------------------------------------------
Next $1.3 billion                                            0.55%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $2 billion                                              0.40%
-------------------------------------------------------------------
Next $2 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended September 30, 2008, the Advisor waived advisory fees of $52,557.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $2,687.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2008, expenses incurred under the Plan are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2008, IADI advised the Fund that IADI retained $324,125 in front-end sales commissions from the sale of Class A shares and $7,853, $175,064 and $52,010 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs


11        AIM ENERGY FUND

(level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                             INVESTMENTS IN
INPUT LEVEL                    SECURITIES
-------------------------------------------
Level 1                      $1,543,877,688
-------------------------------------------
Level 2                                  --
-------------------------------------------
Level 3                                  --
===========================================
                             $1,543,877,688
___________________________________________
===========================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2008, the Fund engaged in securities purchases of $1,177,400.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $27,048.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended September 30, 2008, the Fund paid legal fees of $6,018 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8 -- TAX INFORMATION


The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.



12        AIM ENERGY FUND

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of March 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
March 31, 2009                                                                      $1,236,357
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2008 was $741,807,640 and $813,894,447, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 179,660,599
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (230,088,538)
================================================================================================
Net unrealized (depreciation) appreciation of investment securities                $ (50,427,939)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,594,305,627.


NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                SEPTEMBER 30, 2008(a)               MARCH 31, 2008
                                                            ----------------------------     ----------------------------
                                                              SHARES           AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    5,130,314     $ 251,579,050      8,248,687     $ 379,458,746
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      722,049        33,355,329      1,109,300        48,759,257
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                    1,156,430        52,510,090      1,865,868        80,927,664
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             3,731,001       184,317,743      4,277,962       195,272,865
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          170,365         8,486,512         42,822         1,998,259
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --                --      3,426,215       147,430,044
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --                --        811,669        32,864,458
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --                --      1,127,524        44,509,062
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                    --                --      3,029,454       129,902,978
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --                --          8,316           361,641
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      220,850        10,690,909        282,180        12,864,317
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (235,665)      (10,690,909)      (297,730)      (12,864,317)
=========================================================================================================================
Reacquired:
  Class A                                                   (5,634,790)     (259,806,060)    (5,604,431)     (258,089,622)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (799,663)      (33,737,254)      (900,401)      (39,002,947)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,383,715)      (57,553,306)    (1,264,793)      (53,667,759)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                            (4,402,511)     (200,934,457)    (3,693,645)     (167,066,133)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (83,662)       (4,424,722)        (2,944)         (123,640)
=========================================================================================================================
                                                            (1,408,997)    $ (26,207,075)    12,466,053     $ 543,534,873
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 23% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.



13        AIM ENERGY FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      NET GAINS
                          NET ASSET      NET          (LOSSES)
                            VALUE,   INVESTMENT     ON SECURITIES    TOTAL FROM   DISTRIBUTIONS    NET ASSET
                          BEGINNING    INCOME    (BOTH REALIZED AND  INVESTMENT     FROM NET     VALUE, END OF    TOTAL
                          OF PERIOD   (LOSS)(A)      UNREALIZED)     OPERATIONS  REALIZED GAINS      PERIOD     RETURN(b)
-------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08                  $43.71     $(0.01)         $(7.67)         $(7.68)       $    --         $36.03       (17.57)%
Year ended 03/31/08          41.02       0.00           13.10           13.10         (10.41)         43.71        32.35
Year ended 03/31/07          43.17      (0.04)           4.44            4.40          (6.55)         41.02        10.48
Year ended 03/31/06          32.86      (0.06)          12.73           12.67          (2.36)         43.17        38.90
Year ended 03/31/05          22.27      (0.09)          10.68           10.59             --          32.86        47.55
Year ended 03/31/04          16.85      (0.05)           5.47            5.42             --          22.27        32.17
-------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended
  09/30/08                   41.04      (0.18)          (7.16)          (7.34)            --          33.70       (17.89)
Year ended 03/31/08          39.28      (0.32)          12.49           12.17         (10.41)         41.04        31.35
Year ended 03/31/07          41.90      (0.34)           4.27            3.93          (6.55)         39.28         9.64
Year ended 03/31/06          32.17      (0.35)          12.44           12.09          (2.36)         41.90        37.92
Year ended 03/31/05          21.94      (0.25)          10.48           10.23             --          32.17        46.63
Year ended 03/31/04          16.71      (0.18)           5.41            5.23             --          21.94        31.30
-------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended
  09/30/08                   40.06      (0.17)          (7.00)          (7.17)            --          32.89       (17.90)
Year ended 03/31/08          38.53      (0.32)          12.26           11.94         (10.41)         40.06        31.37
Year ended 03/31/07          41.22      (0.34)           4.20            3.86          (6.55)         38.53         9.63
Year ended 03/31/06          31.68      (0.35)          12.25           11.90          (2.36)         41.22        37.91
Year ended 03/31/05          21.60      (0.25)          10.33           10.08             --          31.68        46.67
Year ended 03/31/04          16.45      (0.17)           5.32            5.15             --          21.60        31.31
-------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended
  09/30/08                   43.56      (0.01)          (7.65)          (7.66)            --          35.90       (17.58)
Year ended 03/31/08          40.91       0.00           13.06           13.06         (10.41)         43.56        32.34
Year ended 03/31/07          43.07      (0.04)           4.43            4.39          (6.55)         40.91        10.48
Year ended 03/31/06          32.78      (0.06)          12.71           12.65          (2.36)         43.07        38.94
Year ended 03/31/05          22.19      (0.06)          10.65           10.59             --          32.78        47.72
Year ended 03/31/04          16.81      (0.07)           5.45            5.38             --          22.19        32.00
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended
  09/30/08                   44.23       0.09           (7.78)          (7.69)            --          36.54       (17.39)
Year ended 03/31/08          41.25       0.20           13.19           13.39         (10.41)         44.23        32.90
Year ended 03/31/07          43.20       0.16            4.44            4.60          (6.55)         41.25        10.95
Year ended 03/31/06(f)       46.46       0.02           (3.28)          (3.26)            --          43.20        (7.02)
_________________________________________________________________________________________________________________________
=========================================================================================================================

                                           RATIO OF       RATIO OF
                                         EXPENSES TO     EXPENSES TO
                                         AVERAGE NET     AVERAGE NET
                                         ASSETS WITH   ASSETS WITHOUT    RATIO OF NET
                           NET ASSETS,   FEE WAIVERS     FEE WAIVERS      INVESTMENT
                          END OF PERIOD     AND/OR         AND/OR      INCOME (LOSS) TO
                              (000S        EXPENSES       EXPENSES        AVERAGE NET     PORTFOLIO
                             OMITTED)      ABSORBED       ABSORBED          ASSETS       TURNOVER(e)
---------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08                   $691,334        1.08%(c)       1.09%(c)         (0.05)%(c)       36%
Year ended 03/31/08           851,105        1.11           1.12              0.01            64
Year ended 03/31/07           538,155        1.17           1.17             (0.08)           52
Year ended 03/31/06           525,619        1.19           1.19             (0.16)           72
Year ended 03/31/05           161,529        1.47           1.48             (0.32)           45
Year ended 03/31/04            40,847        1.66           1.74             (0.25)          123
---------------------------------------------------------------------------------------------------------
CLASS B
Six months ended
  09/30/08                    130,853        1.83(c)        1.84(c)          (0.80)(c)        36
Year ended 03/31/08           172,190        1.86           1.87             (0.74)           64
Year ended 03/31/07           136,404        1.92           1.92             (0.83)           52
Year ended 03/31/06           147,270        1.93           1.93             (0.90)           72
Year ended 03/31/05            55,559        2.12           2.13             (0.97)           45
Year ended 03/31/04            20,164        2.31           2.59             (0.90)          123
---------------------------------------------------------------------------------------------------------
CLASS C
Six months ended
  09/30/08                    182,899        1.83(c)        1.84(c)          (0.80)(c)        36
Year ended 03/31/08           231,832        1.86           1.87             (0.74)           64
Year ended 03/31/07           156,394        1.92           1.92             (0.83)           52
Year ended 03/31/06           171,500        1.93           1.93             (0.90)           72
Year ended 03/31/05            58,626        2.12           2.13             (0.97)           45
Year ended 03/31/04            16,383        2.31           2.59             (0.90)          123
---------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended
  09/30/08                    537,347        1.08(c)        1.09(c)          (0.05)(c)        36
Year ended 03/31/08           681,147        1.11           1.12              0.01            64
Year ended 03/31/07           491,847        1.17           1.17             (0.08)           52
Year ended 03/31/06           568,579        1.18           1.18             (0.15)           72
Year ended 03/31/05           378,915        1.37           1.38             (0.22)           45
Year ended 03/31/04           230,148        1.76           1.76             (0.35)          123
---------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended
  09/30/08                      5,018        0.65(c)        0.66(c)           0.38(c)         36
Year ended 03/31/08             2,240        0.68           0.69              0.44            64
Year ended 03/31/07               101        0.72           0.72              0.37            52
Year ended 03/31/06(f)             67        0.80(d)        0.80(d)           0.23(d)         72
_________________________________________________________________________________________________________
=========================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Ratios are annualized and based on average daily net assets (000's omitted) of $957,363, $187,585, $258,426, $769,410 and $6,866 for Class A, Class B,
     Class C, Investor Class and Institutional Class shares, respectively.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)  Commencement date of January 31, 2006.



14        AIM ENERGY FUND

NOTE 12 -- LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



15        AIM ENERGY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (04/01/08)   (09/30/08)(1)   PERIOD(2)     (09/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $824.30        $4.94       $1,019.65       $5.47        1.08%
---------------------------------------------------------------------------------------------------
        B            1,000.00        821.40         8.36        1,015.89        9.25        1.83
---------------------------------------------------------------------------------------------------
        C            1,000.00        821.30         8.36        1,015.89        9.25        1.83
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        824.40         4.94        1,019.65        5.47        1.08
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2008, through September 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.


16        AIM ENERGY FUND

Supplement to Semiannual Report dated 9/30/08

AIM ENERGY FUND


                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                                                                          not indicative of future results. More
The following information has been           For periods ended 9/30/08                    recent returns may be more or less than
prepared to provide Institutional Class                                                   those shown. All returns assume
shareholders with a performance overview     Inception (1/31/06)                  4.79%   reinvestment of distributions at NAV.
specific to their holdings. Institutional     1 YEAR                            -11.47    Investment return and principal value will
Class shares are offered exclusively to       6 Months*                         -17.39    fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         * Cumulative total return that has not       original cost. See full report for
criteria.                                      been annualized                            information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Institutional Class shares have no sales     month-end performance, please call 800 451
                                             charge; therefore, performance is at net     4246 or visit invescoaim.com.
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ       (1) Total annual operating expenses less
                                             from performance of other share classes          any contractual fee waivers and/or
                                             primarily due to differing sales charges         expense reimbursements by the advisor
                                             and class expenses.                              in effect through at least June
                                                                                              30, 2009. See current prospectus for
                                                The net annual Fund operating expense         more information.
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.69%. The total annual Fund operating
                                             expense ratio set forth in the most recent
                                             Fund prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.70%.(1) The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted,                                       [INVESCO AIM LOGO]
reproduced or shown to the public, nor used in written form as sales literature                                   -- SERVICE MARK --
for public use.

invescoaim.com   I-ENE-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (04/01/08)   (09/30/08)(1)   PERIOD(2)     (09/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $826.10        $2.98       $1,021.81       $3.29        0.65%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2008, through September 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.


AIM ENERGY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Sector Funds is required under the           comparative performance and fee data         weight to the various factors. The
Investment Company Act of 1940 to approve    regarding the AIM Funds prepared by an       Trustees recognized that the advisory
annually the renewal of the AIM Energy       independent company, Lipper, Inc.            arrangements and resulting advisory fees
Fund's (the Fund) investment advisory        (Lipper), under the direction and            for the Fund and the other AIM Funds are
agreement with Invesco Aim Advisors, Inc.    supervision of the independent Senior        the result of years of review and
(Invesco Aim). During contract renewal       Officer who also prepares a separate         negotiation between the Trustees and
meetings held on June 18-19, 2008, the       analysis of this information for the         Invesco Aim, that the Trustees may focus
Board as a whole and the disinterested or    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
"independent" Trustees, voting separately,   recommendations to the Investments           these arrangements in some years than in
approved the continuance of the Fund's       Committee regarding the performance, fees    others, and that the Trustees'
investment advisory agreement for another    and expenses of their assigned funds. The    deliberations and conclusions in a
year, effective July 1, 2008. In doing so,   Investments Committee considers each         particular year may be based in part on
the Board determined that the Fund's         Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each   The discussion below serves as a summary
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     of the Senior Officer's independent
investment advisory agreement with           and sub-advisory agreements for another      written evaluation with respect to the
independent legal counsel from whom they     year.                                        Fund's investment advisory agreement as
received independent legal advice, and the                                                well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreement by the         of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. The              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
strategies and limitations of these funds.   investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to the Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of their assigned funds. During     particular factor that was controlling.      accordance with the terms of the Fund's
the contract                                 Each Trustee may have evaluated the          investment advisory agreement. In
                                             information provided differently             addition, based on their ongoing meetings
                                                                                          throughout the year with the Fund's
                                                                                          portfolio manager or


17   AIM ENERGY FUND                                                                                                       continued

managers, the Board concluded that these     through the most recent calendar year, the   or expense limitations. The Board noted
individuals are competent and able to        Board also reviewed more recent Fund         that the Fund's contractual advisory fee
continue to carry out their                  performance and this review did not change   schedule includes six breakpoints and that
responsibilities under the Fund's            their conclusions.                           the level of the Fund's advisory fees, as
investment advisory agreement.                                                            a percentage of the Fund's net assets, has
                                                C. Advisory Fees and Fee Waivers          decreased as net assets increased because
   In determining whether to continue the                                                 of the breakpoints. Based on this
Fund's investment advisory agreement, the    The Board compared the Fund's contractual    information, the Board concluded that the
Board considered the prior relationship      advisory fee rate to the contractual         Fund's advisory fees appropriately reflect
between Invesco Aim and the Fund, as well    advisory fee rates of funds in the Fund's    economies of scale at current asset
as the Board's knowledge of Invesco Aim's    Lipper expense group that are not managed    levels. The Board also noted that the Fund
operations, and concluded that it was        by Invesco Aim, at a common asset level      shares directly in economies of scale
beneficial to maintain the current           and as of the end of the past calendar       through lower fees charged by third party
relationship, in part, because of such       year. The Board noted that the Fund's        service providers based on the combined
knowledge. The Board also considered the     contractual advisory fee rate was below      size of all of the AIM Funds and
steps that Invesco Aim and its affiliates    the median contractual advisory fee rate     affiliates.
have taken over the last several years to    of funds in its expense group. The Board
improve the quality and efficiency of the    also reviewed the methodology used by           E. Profitability and Financial
services they provide to the AIM Funds in    Lipper in determining contractual fee              Resources of Invesco Aim
the areas of investment performance,         rates.
product line diversification,                                                             The Board reviewed information from
distribution, fund operations, shareholder      The Board compared the Fund's effective   Invesco Aim concerning the costs of the
services and compliance The Board            fee rate (the advisory fee after any         advisory and other services that Invesco
concluded that the quality and efficiency    advisory fee waivers and before any          Aim and its affiliates provide to the Fund
of the services Invesco Aim and its          expense limitations/waivers) to the          and the profitability of Invesco Aim and
affiliates provide to the AIM Funds in       advisory fees paid by two separately         its affiliates in providing these
each of these areas have generally           managed accounts/wrap accounts advised by    services. The Board also reviewed
improved, and support the Board's approval   an Invesco Aim affiliate. The Board noted    information concerning the financial
of the continuance of the Fund's             that the Fund's rate was above the rate      condition of Invesco Aim and its
investment advisory agreement.               for one and below the rate for the other     affiliates. The Board also reviewed with
                                             separately managed account/wrap account.     Invesco Aim the methodology used to
   B. Fund Performance                       The Board considered that management of      prepare the profitability information. The
                                             the separately managed accounts/wrap         Board considered the overall profitability
The Board compared the Fund's performance    accounts by the Invesco Aim affiliate        of Invesco Aim, as well as the
during the past one, three and five          involves different levels of services and    profitability of Invesco Aim in connection
calendar years to the performance of funds   different operational and regulatory         with managing the Fund. The Board noted
in the Fund's performance group that are     requirements than Invesco Aim's management   that Invesco Aim continues to operate at a
not managed by Invesco Aim, and against      of the Fund. The Board concluded that        net profit, although increased expenses in
the performance of all funds in the Lipper   these differences are appropriately          recent years have reduced the
Natural Resources Funds Index. The Board     reflected in the fee structure for the       profitability of Invesco Aim and its
also reviewed the criteria used by Invesco   Fund.                                        affiliates. The Board concluded that the
Aim to identify the funds in the Fund's                                                   Fund's fees were fair and reasonable, and
performance group for inclusion in the          The Board concluded that it was not       that the level of profits realized by
Lipper reports. The Board noted that the     necessary at this time to discuss with       Invesco Aim and its affiliates from
Fund's performance was in the first          Invesco Aim whether to implement any fee     providing services to the Fund was not
quintile of its performance group for the    waivers or expense limitations because the   excessive in light of the nature, quality
one year period, the second quintile for     Fund's total expenses for most classes       and extent of the services provided. The
the three year period, and the third         were below the median total expenses of      Board considered whether Invesco Aim is
quintile for the five year period (the       the funds in the Fund's Lipper expense       financially sound and has the resources
first quintile being the best performing     group that are not managed by Invesco Aim.   necessary to perform its obligations under
funds and the fifth quintile being the                                                    the Fund's investment advisory agreement,
worst performing funds). The Board noted        After taking account of the Fund's        and concluded that Invesco Aim has the
that the Fund's performance was above the    contractual advisory fee rate, as well as    financial resources necessary to fulfill
performance of the Index for the one,        the comparative advisory fee information     these obligations.
three and five year periods. The Board       discussed above, the Board concluded that
also considered the steps Invesco Aim has    the Fund's advisory fees were fair and          F. Independent Written Evaluation of
taken over the last several years to         reasonable.                                        the Fund's Senior Officer
improve the quality and efficiency of the
services that Invesco Aim provides to the       D. Economies of Scale and Break points    The Board noted that, at their direction,
AIM Funds. The Board concluded that                                                       the Senior Officer of the Fund, who is
Invesco Aim continues to be responsive to    The Board considered the extent to which     independent of Invesco Aim and Invesco
the Board's focus on fund performance.       there are economies of scale in Invesco      Aim's affiliates, had prepared an
Although the independent written             Aim's provision of advisory services to      independent written evaluation to assist
evaluation of the Fund's Senior Officer      the Fund. The Board also considered          the Board in determining the
only considered Fund performance             whether the Fund benefits from such          reasonableness of the proposed management
                                             economies of scale through contractual       fees of the AIM Funds, including the Fund.
                                             breakpoints in the Fund's advisory fee       The Board noted that they had relied upon
                                             schedule or through advisory fee waivers


18 AIM ENERGY FUND                                                                                                         continued

the Senior Officer's written evaluation      The Board noted that Invesco Aim will           B. Fund Performance
instead of a competitive bidding process.    receive advisory fees from these
In determining whether to continue the       affiliated money market funds attributable   The Board did not view Fund performance as
Fund's investment advisory agreement, the    to such investments, although Invesco Aim    a relevant factor in considering whether
Board considered the Senior Officer's        has contractually agreed to waive through    to approve the sub-advisory agreements for
written evaluation.                          at least June 30, 2009, the advisory fees    the Fund, as no Affiliated Sub-Adviser
                                             payable by the Fund in an amount equal to    currently manages any portion of the
   G. Collateral Benefits to Invesco Aim     100% of the net advisory fees Invesco Aim    Fund's assets.
      and its Affiliates                     receives from the affiliated money market
                                             funds with respect to the Fund's                C. Sub-Advisory Fees
The Board considered various other           investment of uninvested cash, but not
benefits received by Invesco Aim and its     cash collateral. The Board considered the    The Board considered the services to be
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    provided by the Affiliated Sub-Advisers
relationship with the Fund, including the    noted that it remains in effect until at     pursuant to the sub-advisory agreements
fees received by Invesco Aim and its         least June 30, 2009. The Board concluded     and the services to be provided by Invesco
affiliates for their provision of            that the Fund's investment of uninvested     Aim pursuant to the Fund's investment
administrative, transfer agency and          cash and cash collateral from any            advisory agreement, as well as the
distribution services to the Fund. The       securities lending arrangements in the       allocation of fees between Invesco Aim and
Board considered the performance of          affiliated money market funds is in the      the Affiliated Sub-Advisers pursuant to
Invesco Aim and its affiliates in            best interests of the Fund and its           the sub-advisory agreements. The Board
providing these services and the             shareholders.                                noted that the sub-advisory fees have no
organizational structure employed by                                                      direct effect on the Fund or its
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  shareholders, as they are paid by Invesco
these services. The Board also considered                                                 Aim to the Affiliated Sub-Advisers, and
that these services are provided to the          A. Nature, Extent and Quality of         that Invesco Aim and the Affiliated
Fund pursuant to written contracts which            Services Provided by Affiliated       Sub-Advisers are affiliates. After taking
are reviewed and approved on an annual              Sub-Advisers                          account of the Fund's contractual
basis by the Board The Board concluded                                                    sub-advisory fee rate, as well as other
that Invesco Aim and its affiliates were     The Board reviewed the services to be        relevant factors, the Board concluded that
providing these services in a satisfactory   provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
manner and in accordance with the terms of   Asset Management Deutschland, GmbH,          reasonable.
their contracts, and were qualified to       Invesco Asset Management Limited, Invesco
continue to provide these services to the    Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
Fund.                                        Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
                                             Management (N.A.), Inc., Invesco Hong Kong
   The Board considered the benefits         Limited, Invesco Institutional (N.A.),       The Board considered whether each
realized by Invesco Aim as a result of       Inc. and Invesco Senior Secured              Affiliated Sub-Adviser is financially
portfolio brokerage transactions executed    Management, Inc. (collectively, the          sound and has the resources necessary to
through "soft dollar" arrangements.          "Affiliated Sub-Advisers") under the         perform its obligations under its
Under these arrangements, portfolio          sub-advisory agreements and the              respective sub-advisory agreement, and
brokerage commissions paid by the Fund       credentials and experience of the officers   concluded that each Affiliated Sub-Adviser
and/or other funds advised by Invesco Aim    and employees of the Affiliated              has the financial resources necessary to
are used to pay for research and execution   Sub-Advisers who will provide these          fulfill these obligations.
services. The Board noted that soft dollar   services. The Board concluded that the
arrangements shift the payment obligation    nature, extent and QUALITY of the services
for the research and execution services      to be provided by the Affiliated
from Invesco Aim to the funds and            Sub-Advisers were appropriate. The Board
therefore may reduce Invesco Aim's           noted that the Affiliated Sub-Advisers,
expenses. The Board also noted that          which have offices and personnel that are
research obtained through soft dollar        geographically dispersed in financial
arrangements may be used by Invesco Aim in   centers around the world, have been formed
making investment decisions for the Fund     in part for the purpose of researching and
and may therefore benefit Fund               compiling information and making
shareholders. The Board concluded that       recommendations on the markets and
Invesco Aim's soft dollar arrangements       economies of various countries and
were appropriate. The Board also concluded   securities of companies located in such
that, based on their review and              countries or on various types of
representations made by Invesco Aim, these   investments and investment techniques, and
arrangements were consistent with            providing investment advisory services.
regulatory requirements.                     The Board concluded that the sub-advisory
                                             agreements will benefit the Fund and its
   The Board considered the fact that the    shareholders by permitting Invesco Aim to
Fund's uninvested cash and cash collateral   utilize the additional resources and
from any securities lending arrangements     talent of the Affiliated Sub-Advisers in
may be invested in money market funds        managing the Fund.
advised by Invesco Aim pursuant to
procedures approved by the Board.


19 AIM ENERGY FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY


Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of   -  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                      be sent via email as soon as they're available.

-  ECONOMICAL. Help reduce your fund's printing and delivery      -  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.        with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK- is a service mark of Invesco Aim
Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private
Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the
products and services represented by Invesco Aim; they each provide investment advisory services to individual    [INVESCO AIM LOGO]
and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco Senior          -- SERVICE MARK --
Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco Asset
Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management Limited
and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                  invescoaim.com   I-ENE-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
-- SERVICE MARK --

                          AIM FINANCIAL SERVICES FUND
                          Semiannual Report to Shareholders o September 30, 2008

                               [MOUNTAIN GRAPHIC]

 2   Letter to Shareholders
 3   Fund Performance
 4   Schedule of Investments
 6   Financial Statements
 9   Notes to Financial Statements
14   Financial Highlights
16   Fund Expenses
17   Approval of Investment Advisory Agreement

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         As I write this letter, turbulent financial markets are causing considerable investor anxiety, reminding us
     [CROCKETT           again that markets are cyclical and the correction of excess is often painful, at least in the short term.
       PHOTO]            Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance,
    Bruce Crockett       contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
                         Funds' management company as Invesco Aim was followed by the launch of an upgraded, investorfriendly website (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and
a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as
Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chari
AIM Funds Board of Trustees


2   AIM FINANCIAL SERVICES FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 3/31/08 to 9/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                  -24.05%
Class B Shares                                                                  -24.24
Class C Shares                                                                  -24.29
Investor Class Shares                                                           -24.02
S&P 500 Index# (Broad Market Index)                                             -10.85
S&P 500 Financials Index# (Style-Specific Index)                                -17.67
Lipper Financial Services Funds Index# (Peer Group Index)                       -19.17

#Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

The S&P 500 FINANCIALS INDEX is a market capitalization-weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including
REITs.

LIPPER FINANCIAL SERVICES FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Financial Services Funds category. These funds invest primarily in equity securities of domestic companies engaged in providing financial services, including but not limited to banks, finance companies, insurance companies, and securities/brokerage firms.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================
AVERAGE ANNUAL TOTAL RETURNS                 PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE      CLASS A SHARE PERFORMANCE REFLECTS THE
                                             VISIT INVESCOAIM. COM FOR THE MOST RECENT    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
As of 9/30/08, including maximum             MONTH-END PERFORMANCE. PERFORMANCE FIGURES   AND CLASS C SHARE PERFORMANCE REFLECTS THE
applicable sales charges                     REFLECT REINVESTED DISTRIBUTIONS, CHANGES    APPLICABLE CONTINGENT DEFERRED SALES
                                             IN NET ASSET VALUE AND THE EFFECT OF THE     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
CLASS A SHARES                               MAXIMUM SALES CHARGE UNLESS OTHERWISE        CDSC ON CLASS B SHARES DECLINES FROM 5%
Inception (3/28/02)                 -6.06%   STATED. PERFORMANCE FIGURES DO NOT REFLECT   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
  5 Years                           -6.76    DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   THE BEGINNING OF THE SEVENTH YEAR. THE
  1 Year                           -49.45    ON FUND DISTRIBUTIONS OR SALE OF FUND        CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                             SHARES. INVESTMENT RETURN AND PRINCIPAL      YEAR AFTER PURCHASE. INVESTOR CLASS SHARES
CLASS B SHARES                               VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    DO NOT HAVE A FRONT-END SALES CHARGE OR A
Inception (3/28/02)                 -5.83%   A GAIN OR LOSS WHEN YOU SELL SHARES.         CDSC; THEREFORE, PERFORMANCE IS AT NET
  5 Years                           -6.60                                                 ASSET VALUE.
  1 Year                           -49.15       THE TOTAL ANNUAL FUND OPERATING EXPENSE
                                             RATIO SET FORTH IN THE MOST RECENT FUND         THE PERFORMANCE OF THE FUND'S SHARE
CLASS C SHARES                               PROSPECTUS AS OF THE DATE OF THIS REPORT     CLASSES WILL DIFFER PRIMARILY DUE TO
Inception (2/14/00)                -1.55%    FOR CLASS A, CLASS B, CLASS C AND INVESTOR   DIFFERENT SALES CHARGE STRUCTURES AND
  5 Years                           -6.40    CLASS SHARES WAS 1.31%, 2.06%, 2.06% AND     CLASS EXPENSES.
  1 Year                           -47.34    1.31%, RESPECTIVELY. THE EXPENSE RATIOS
                                             PRESENTED ABOVE MAY VARY FROM THE EXPENSE       HAD THE ADVISOR NOT WAIVED FEES AND/OR
INVESTOR CLASS SHARES                        RATIOS PRESENTED IN OTHER SECTIONS OF THIS   REIMBURSED EXPENSES IN THE PAST FOR THE
Inception (6/2/86)                   9.49%   REPORT THAT ARE BASED ON EXPENSES INCURRED   FUND'S CLASS A AND CLASS B SHARES,
  10 Years                           0.02    DURING THE PERIOD COVERED BY THIS REPORT.    PERFORMANCE WOULD HAVE BEEN LOWER.
  5 Years                           -5.68
  1 Year                           -46.53
==========================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST
PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT


3   AIM FINANCIAL SERVICES FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
As of September 30, 2008



-------------------------------------------------------------------------
Financials                                                           90.0%
-------------------------------------------------------------------------
Information Technology                                                2.4
-------------------------------------------------------------------------
Consumer Discretionary                                                2.3
-------------------------------------------------------------------------
Health Care                                                           1.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 3.7
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

September 30, 2008
(Unaudited)





                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS-96.28%

ASSET MANAGEMENT & CUSTODY BANKS-7.49%

Blackstone Group L.P. (The)                            157,057    $  2,409,254
------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                      213,744       6,166,514
------------------------------------------------------------------------------
Legg Mason, Inc.                                       146,700       5,583,402
------------------------------------------------------------------------------
State Street Corp.                                     115,796       6,586,477
==============================================================================
                                                                    20,745,647
==============================================================================


CONSUMER FINANCE-13.69%

American Express Co.                                   315,200      11,167,536
------------------------------------------------------------------------------
AmeriCredit Corp.(b)                                   387,354       3,923,896
------------------------------------------------------------------------------
Capital One Financial Corp.                            337,194      17,196,894
------------------------------------------------------------------------------
SLM Corp.(b)                                           454,831       5,612,615
==============================================================================
                                                                    37,900,941
==============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.43%

Automatic Data Processing, Inc.                        157,202       6,720,386
==============================================================================


DIVERSIFIED BANKS-0.68%

U.S. Bancorp                                            52,219       1,880,928
==============================================================================


DIVERSIFIED CAPITAL MARKETS-1.59%

UBS AG-(Switzerland)(b)                                251,252       4,406,965
==============================================================================


INSURANCE BROKERS-6.29%

Marsh & McLennan Cos., Inc.                            365,487      11,607,867
------------------------------------------------------------------------------
National Financial Partners Corp.                      387,650       5,814,750
==============================================================================
                                                                    17,422,617
==============================================================================


INVESTMENT BANKING & BROKERAGE-10.64%

FBR Capital Markets Corp.(b)                         1,034,310       6,702,329
------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                              578,239      14,629,446
------------------------------------------------------------------------------
Morgan Stanley                                         352,826       8,114,998
==============================================================================
                                                                    29,446,773
==============================================================================


LIFE & HEALTH INSURANCE-3.79%

Prudential Financial, Inc.                              28,117       2,024,424
------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                         162,909       8,471,268
==============================================================================
                                                                    10,495,692
==============================================================================


MANAGED HEALTH CARE-1.58%

Coventry Health Care, Inc.(b)                           43,600       1,419,180
------------------------------------------------------------------------------
UnitedHealth Group Inc.                                116,400       2,955,396
==============================================================================
                                                                     4,374,576
==============================================================================


MULTI-LINE INSURANCE-2.33%

Hartford Financial Services Group, Inc. (The)          157,355       6,449,981
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-19.37%

Bank of America Corp.                                  287,931      10,077,585
------------------------------------------------------------------------------
Citigroup Inc.                                       1,064,301      21,828,813
------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   464,827      21,707,421
==============================================================================
                                                                    53,613,819
==============================================================================


PROPERTY & CASUALTY INSURANCE-4.99%

Syncora Holdings Ltd.(b)                               437,300         572,863
------------------------------------------------------------------------------
XL Capital Ltd.-Class A                                737,191      13,225,207
==============================================================================
                                                                    13,798,070
==============================================================================


REGIONAL BANKS-12.57%

Fifth Third Bancorp                                    769,820       9,160,858
------------------------------------------------------------------------------
Popular, Inc. (Puerto Rico)                            580,891       4,815,586
------------------------------------------------------------------------------
SunTrust Banks, Inc.                                   203,924       9,174,541
------------------------------------------------------------------------------
Zions Bancorp                                          300,932      11,646,069
==============================================================================
                                                                    34,797,054
==============================================================================


SPECIALIZED CONSUMER SERVICES-2.34%

H&R Block, Inc.                                        287,716       6,487,996
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM FINANCIAL SERVICES FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
SPECIALIZED FINANCE-6.50%

CIT Group, Inc.                                        803,347    $  5,591,295
------------------------------------------------------------------------------
Moody's Corp.                                          364,672      12,398,848
==============================================================================
                                                                    17,990,143
==============================================================================
     Total Common Stocks (Cost $324,157,531)                       266,531,588
==============================================================================



MONEY MARKET FUNDS-3.19%

Liquid Assets Portfolio-Institutional Class(c)       4,417,311       4,417,311
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             4,417,310       4,417,310
==============================================================================
     Total Money Market Funds (Cost $8,834,621)                      8,834,621
==============================================================================
TOTAL INVESTMENTS-99.47% (Cost $332,992,152)                       275,366,209
==============================================================================
OTHER ASSETS LESS LIABILITIES-0.53%                                  1,477,277
==============================================================================
NET ASSETS-100.00%                                                $276,843,486
______________________________________________________________________________
==============================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost $324,157,531)                           $266,531,588
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        8,834,621
================================================================================
     Total investments (Cost $332,992,152)                           275,366,209
================================================================================
Receivables for:
  Investments sold                                                       905,772
--------------------------------------------------------------------------------
  Fund shares sold                                                       810,435
--------------------------------------------------------------------------------
  Dividends                                                              533,112
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans        111,282
--------------------------------------------------------------------------------
Other assets                                                              58,838
================================================================================
     Total assets                                                    277,785,648
________________________________________________________________________________
================================================================================



LIABILITIES:

Payables for:
  Fund shares reacquired                                                 432,236
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             232,716
--------------------------------------------------------------------------------
  Accrued other operating expenses                                       108,333
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                       168,877
================================================================================
     Total liabilities                                                   942,162
================================================================================
Net assets applicable to shares outstanding                         $276,843,486
________________________________________________________________________________
================================================================================



NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $392,419,563
--------------------------------------------------------------------------------
Undistributed net investment income                                    6,580,610
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (64,530,744)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (57,625,943)
================================================================================
                                                                    $276,843,486
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $ 46,616,056
________________________________________________________________________________
================================================================================
Class B                                                             $ 14,475,830
________________________________________________________________________________
================================================================================
Class C                                                             $ 11,976,991
________________________________________________________________________________
================================================================================
Investor Class                                                      $203,774,609
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                3,904,080
________________________________________________________________________________
================================================================================
Class B                                                                1,215,805
________________________________________________________________________________
================================================================================
Class C                                                                1,039,107
________________________________________________________________________________
================================================================================
Investor Class                                                        16,947,266
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $      11.94
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $11.94 divided by 94.50%)                  $      12.63
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $      11.91
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $      11.53
________________________________________________________________________________
================================================================================
Investor Class:
  Net asset value and offering price per share                      $      12.02
________________________________________________________________________________
================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM FINANCIAL SERVICES FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $4,647)                              $  6,083,076
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $183,487)                                                                           328,085
================================================================================================
     Total investment income                                                           6,411,161
================================================================================================


EXPENSES:

Advisory fees                                                                          1,219,250
------------------------------------------------------------------------------------------------
Administrative services fees                                                              52,431
------------------------------------------------------------------------------------------------
Custodian fees                                                                             8,883
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 57,774
------------------------------------------------------------------------------------------------
  Class B                                                                                 86,141
------------------------------------------------------------------------------------------------
  Class C                                                                                 63,587
------------------------------------------------------------------------------------------------
  Investor Class                                                                         311,211
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      560,419
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 11,934
------------------------------------------------------------------------------------------------
Other                                                                                    165,777
================================================================================================
     Total expenses                                                                    2,537,407
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (19,638)
================================================================================================
     Net expenses                                                                      2,517,769
================================================================================================
Net investment income                                                                  3,893,392
================================================================================================
Net realized gain (loss) from investment securities                                  (88,043,533)
------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation)                                  (2,297,193)
================================================================================================
Net realized and unrealized gain (loss)                                              (90,340,726)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(86,447,334)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM FINANCIAL SERVICES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2008 and the year ended March 31, 2008 (Unaudited)



                                                                         SEPTEMBER 30,        MARCH 31,
                                                                              2008               2008
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $  3,893,392      $   8,705,468
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (88,043,533)        63,119,405
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (2,297,193)      (241,062,714)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations       (86,447,334)      (169,237,841)
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                           --           (921,203)
---------------------------------------------------------------------------------------------------------
  Class B                                                                           --           (256,005)
---------------------------------------------------------------------------------------------------------
  Class C                                                                           --           (105,032)
---------------------------------------------------------------------------------------------------------
  Investor Class                                                                    --         (6,973,459)
=========================================================================================================
     Total distributions from net investment income                                 --         (8,255,699)
=========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                           --         (6,062,162)
---------------------------------------------------------------------------------------------------------
  Class B                                                                           --         (3,484,045)
---------------------------------------------------------------------------------------------------------
  Class C                                                                           --         (1,429,404)
---------------------------------------------------------------------------------------------------------
  Investor Class                                                                    --        (45,890,448)
=========================================================================================================
     Total distributions from net realized gains                                    --        (56,866,059)
=========================================================================================================
Share transactions-net:
  Class A                                                                   15,489,768            (96,847)
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (369,635)       (10,083,120)
---------------------------------------------------------------------------------------------------------
  Class C                                                                    3,607,848          2,126,236
---------------------------------------------------------------------------------------------------------
  Investor Class                                                            (8,052,867)       (41,970,173)
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         10,675,114        (50,023,904)
=========================================================================================================
     Net increase (decrease) in net assets                                 (75,772,220)      (284,383,503)
=========================================================================================================


NET ASSETS:

  Beginning of period                                                      352,615,706        636,999,209
=========================================================================================================
  End of period (including undistributed net investment income of
     $6,580,610 and $2,687,218, respectively)                             $276,843,486      $ 352,615,706
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM FINANCIAL SERVICES FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Financial Services Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is capital growth.

  The Fund currently consists of four different classes of shares: Class A, Class B, Class C, and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


9        AIM FINANCIAL SERVICES FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.


10        AIM FINANCIAL SERVICES FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.75%
-------------------------------------------------------------------
Next $350 million                                            0.65%
-------------------------------------------------------------------
Next $1.3 billion                                            0.55%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $2 billion                                              0.40%
-------------------------------------------------------------------
Next $2 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended September 30, 2008, the Advisor waived advisory fees of $7,894.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $1,194.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2008, IADI advised the Fund that IADI retained $38,770 in front-end sales commissions from the sale of Class A shares and $0, $8,852 and $1,494 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,


11        AIM FINANCIAL SERVICES FUND

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.


  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $275,366,209
--------------------------------------
Level 2                            --
--------------------------------------
Level 3                            --
======================================
                         $275,366,209
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $10,550.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended September 30, 2008, the Fund paid legal fees of $3,166 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of March 31, 2008.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2008 was $90,621,016 and $66,130,486, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 21,701,117
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (79,596,106)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(57,894,989)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $333,261,198.




12        AIM FINANCIAL SERVICES FUND

NOTE 9--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED
                                                                    SEPTEMBER 30,                     YEAR ENDED
                                                                       2008(a)                      MARCH 31, 2008
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,030,917     $ 27,743,571      1,138,690     $  22,265,893
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       353,056        4,837,805        181,565         3,634,892
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       512,701        6,998,319        414,149         7,534,708
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              1,691,965       23,644,077      1,347,709        27,632,919
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --        359,056         6,570,724
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --        190,330         3,492,554
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --         82,188         1,461,296
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                     --               --      2,777,724        51,193,823
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       138,220        1,983,430        131,481         2,755,853
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (138,433)      (1,983,430)      (131,664)       (2,755,853)
=========================================================================================================================
Reacquired:
  Class A                                                    (1,074,531)     (14,237,233)    (1,377,995)      (31,689,317)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (234,321)      (3,224,010)      (607,631)      (14,454,713)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (258,144)      (3,390,471)      (305,602)       (6,869,768)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             (2,254,340)     (31,696,944)    (5,103,730)     (120,796,915)
=========================================================================================================================
                                                                767,090     $ 10,675,114       (903,730)    $ (50,023,904)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 16% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.


13        AIM FINANCIAL SERVICES FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                               NET GAINS
                                              (LOSSES) ON
                      NET ASSET      NET      SECURITIES                DIVIDENDS  DISTRIBUTIONS
                        VALUE,   INVESTMENT      (BOTH     TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                      BEGINNING    INCOME    REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                      OF PERIOD   (LOSS)(A)   UNREALIZED)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08              $15.72     $ 0.17       $(3.95)      $(3.78)     $   --        $   --         $   --       $11.94
Year ended 03/31/08      27.30       0.42        (8.61)       (8.19)      (0.45)        (2.94)         (3.39)       15.72
Year ended 03/31/07      28.22       0.38         2.32         2.70       (0.39)        (3.23)         (3.62)       27.30
Year ended 03/31/06      27.16       0.32         4.05         4.37       (0.39)        (2.92)         (3.31)       28.22
Year ended 03/31/05      30.83       0.23        (1.19)       (0.96)      (0.20)        (2.51)         (2.71)       27.16
Year ended 03/31/04      21.68       0.16         9.10         9.26       (0.11)           --          (0.11)       30.83

CLASS B
Six months ended
  09/30/08               15.72       0.12        (3.93)       (3.81)         --            --             --        11.91
Year ended 03/31/08      27.22       0.24        (8.58)       (8.34)      (0.22)        (2.94)         (3.16)       15.72
Year ended 03/31/07      28.15       0.16         2.30         2.46       (0.16)        (3.23)         (3.39)       27.22
Year ended 03/31/06      27.10       0.11         4.03         4.14       (0.17)        (2.92)         (3.09)       28.15
Year ended 03/31/05      30.82       0.04        (1.19)       (1.15)      (0.06)        (2.51)         (2.57)       27.10
Year ended 03/31/04      21.74      (0.03)        9.11         9.08       (0.00)           --          (0.00)       30.82

CLASS C
Six months ended
  09/30/08               15.23       0.12        (3.82)       (3.70)         --            --             --        11.53
Year ended 03/31/08      26.48       0.23        (8.32)       (8.09)      (0.22)        (2.94)         (3.16)       15.23
Year ended 03/31/07      27.47       0.16         2.24         2.40       (0.16)        (3.23)         (3.39)       26.48
Year ended 03/31/06      26.51       0.11         3.94         4.05       (0.17)        (2.92)         (3.09)       27.47
Year ended 03/31/05      30.20       0.04        (1.16)       (1.12)      (0.06)        (2.51)         (2.57)       26.51
Year ended 03/31/04      21.38      (0.12)        8.94         8.82       (0.00)           --          (0.00)       30.20

INVESTOR CLASS
Six months ended
  09/30/08               15.82       0.18        (3.98)       (3.80)         --            --             --        12.02
Year ended 03/31/08      27.47       0.42        (8.68)       (8.26)      (0.45)        (2.94)         (3.39)       15.82
Year ended 03/31/07      28.37       0.38         2.34         2.72       (0.39)        (3.23)         (3.62)       27.47
Year ended 03/31/06      27.30       0.33         4.06         4.39       (0.40)        (2.92)         (3.32)       28.37
Year ended 03/31/05      30.96       0.27        (1.19)       (0.92)      (0.23)        (2.51)         (2.74)       27.30
Year ended 03/31/04      21.77       0.15         9.14         9.29       (0.10)           --          (0.10)       30.96
___________________________________________________________________________________________________________________________
===========================================================================================================================

                                                      RATIO OF         RATIO OF
                                                      EXPENSES         EXPENSES
                                                     TO AVERAGE     TO AVERAGE NET
                                                     NET ASSETS     ASSETS WITHOUT   RATIO OF NET
                                                  WITH FEE WAIVERS    FEE WAIVERS     INVESTMENT
                                    NET ASSETS,        AND/OR           AND/OR      INCOME (LOSS)
                        TOTAL      END OF PERIOD      EXPENSES         EXPENSES       TO AVERAGE    PORTFOLIO
                      RETURN(B)   (000S OMITTED)      ABSORBED         ABSORBED       NET ASSETS   TURNOVER(C)
--------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08              (24.05)%     $ 46,616           1.49%(d)         1.50%(d)        2.46%(d)       21%
Year ended 03/31/08     (31.76)        44,151           1.31             1.31            1.76           15
Year ended 03/31/07       9.24         69,846           1.28             1.28            1.33            5
Year ended 03/31/06      16.36         71,297           1.32             1.32            1.12            3
Year ended 03/31/05      (3.57)        81,761           1.38             1.39            0.79           53
Year ended 03/31/04      42.78        111,766           1.41             1.66            0.55           57

CLASS B
Six months ended
  09/30/08              (24.24)        14,476           2.24(d)          2.25(d)         1.71(d)        21
Year ended 03/31/08     (32.32)        19,428           2.06             2.06            1.01           15
Year ended 03/31/07       8.41         43,639           2.03             2.03            0.58            5
Year ended 03/31/06      15.51         52,773           2.04             2.04            0.40            3
Year ended 03/31/05      (4.19)        65,390           2.03             2.04            0.14           53
Year ended 03/31/04      41.78         92,137           2.06             2.34           (0.10)          57

CLASS C
Six months ended
  09/30/08              (24.29)        11,977           2.24(d)          2.25(d)         1.71(d)        21
Year ended 03/31/08     (32.28)        11,948           2.06             2.06            1.01           15
Year ended 03/31/07       8.39         15,727           2.03             2.03            0.58            5
Year ended 03/31/06      15.51         18,872           2.04             2.04            0.40            3
Year ended 03/31/05      (4.18)        23,932           2.03             2.04            0.14           53
Year ended 03/31/04      41.27         38,696           2.38             2.38           (0.42)          57

INVESTOR CLASS
Six months ended
  09/30/08              (24.02)       203,775           1.49(d)          1.50(d)         2.46(d)        21
Year ended 03/31/08     (31.83)       277,089           1.31             1.31            1.76           15
Year ended 03/31/07       9.27        507,787           1.28             1.28            1.33            5
Year ended 03/31/06      16.36        563,294           1.30             1.30            1.14            3
Year ended 03/31/05      (3.44)       632,450           1.28             1.29            0.89           53
Year ended 03/31/04      42.73        846,933           1.42             1.42            0.54           57
______________________________________________________________________________________________________________
==============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $46,092, $17,181, $12,683 and $248,289 for Class A, Class B, Class C and
     Investor Class shares, respectively.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


14        AIM FINANCIAL SERVICES FUND

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


15        AIM FINANCIAL SERVICES FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (04/01/08)   (09/30/08)(1)   PERIOD(2)     (09/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
     Class A        $1,000.00       $759.50        $6.57       $1,017.60       $ 7.54       1.49%
---------------------------------------------------------------------------------------------------
     Class B         1,000.00        757.60         9.87        1,013.84        11.31       2.24
---------------------------------------------------------------------------------------------------
     Class C         1,000.00        757.10         9.87        1,013.84        11.31       2.24
---------------------------------------------------------------------------------------------------
 Investor Class      1,000.00        759.80         6.57        1,017.60         7.54       1.49
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2008, through September 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.


16        AIM FINANCIAL SERVICES FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Sector Funds is required under the           comparative performance and fee data         weight to the various factors. The
Investment Company Act of 1940 to approve    regarding the AIM Funds prepared by an       Trustees recognized that the advisory
annually the renewal of the AIM Financial    independent company, Lipper, Inc.            arrangements and resulting advisory fees
Services Fund's (the Fund) investment        (Lipper), under the direction and            for the Fund and the other AIM Funds are
advisory agreement with Invesco Aim          supervision of the independent Senior        the result of years of review and
Advisors, Inc. (Invesco Aim). During         Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board
                                             whether to approve the continuance of each   The discussion below serves as a summary
The independent Trustees met separately      AIM Fund's investment advisory agreement     of the Senior Officer's independent
during their evaluation of the Fund's        and sub-advisory agreements for another      written evaluation with respect to the
investment advisory agreement with           year.                                        Fund's investment advisory agreement as
independent legal counsel from whom they                                                  well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreements by the        of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
   THE BOARD'S FUND EVALUATION PROCESS The   to ensure that they are negotiated in a      not limited to changes to the Fund's
Board's Investments Committee has            manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
strategies and limitations of these funds.   investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to the Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of their assigned funds. During     particular factor that was controlling.      accordance with the terms of the Fund's
the contract                                 Each Trustee may have evaluated the          investment advisory agreement. In
                                             information provided differently             addition, based on their ongoing meetings
                                                                                          throughout the year with the Fund's
                                                                                          portfolio manager or


17   AIM FINANCIAL SERVICES FUND                                                                                           continued

managers, the Board concluded that these     the Board's focus on fund performance.       the Fund. The Board also considered
individuals are competent and able to        However, due to the Fund's                   whether the Fund benefits from such
continue to carry out their                  underperformance, the Board also concluded   economies of scale through contractual
responsibilities under the Fund's            that it would be appropriate for the Board   breakpoints in the Fund's advisory fee
investment advisory agreement.               to continue to monitor more closely the      schedule or through advisory fee waivers
                                             performance of the Fund. Although the        or expense limitations. The Board noted
   In determining whether to continue the    independent written evaluation of the        that the Fund's contractual advisory fee
Fund's advisory agreement, the Board         Fund's Senior Officer only considered Fund   schedule includes six breakpoints and that
considered the prior relationship between    performance through the most recent          the level of the Fund's advisory fees, as
Invesco Aim and the Fund, as well as the     calendar year, the Board also reviewed       a percentage of the Fund's net assets, has
Board's knowledge of Invesco Aim's           more recent Fund performance and this        decreased as net assets increased because
operations, and concluded that it was        review did not change their conclusions.     of the breakpoints. Based on this
beneficial to maintain the current                                                        information, the Board concluded that the
relationship, in part, because of such          C. Advisory Fees and Fee Waivers          Fund's advisory fees appropriately reflect
knowledge. The Board also considered the     The Board compared the Fund's contractual    economies of scale at current asset
steps that Invesco Aim and its affiliates    advisory fee rate to the contractual         levels. The Board also noted that the Fund
have taken over the last several years to    advisory fee rates of funds in the Fund's    shares directly in economies of scale
improve the quality and efficiency of the    Lipper expense group that are not managed    through lower fees charged by third party
services they provide to the Funds in the    by Invesco Aim, at a common asset level      service providers based on the combined
areas of investment performance, product     and as of the end of the past calendar       size of all of the AIM Funds and
line diversification, distribution, fund     year. The Board noted that the Fund's        affiliates.
operations, shareholder services and         contractual advisory fee rate was above
compliance. The Board concluded that the     the median contractual advisory fee rate        E. Profitability and Financial
quality and efficiency of the services       of funds in its expense group. The Board           Resources of Invesco Aim
Invesco Aim and its affiliates provide to    also reviewed the methodology used by
the AIM Funds in each of these areas have    Lipper in determining contractual fee        The Board reviewed information from
generally improved, and support the          rates.                                       Invesco Aim concerning the costs of the
Board's approval of the continuance of the                                                advisory and other services that Invesco
Fund's advisory agreement.                      The Board also compared the Fund's        Aim and its affiliates provide to the Fund
                                             effective fee rate (the advisory fee after   and the profitability of Invesco Aim and
   B. Fund Performance                       any advisory fee waivers and before any      its affiliates in providing these
                                             expense limitations/ waivers) to the         services. The Board also reviewed
The Board compared the Fund's performance    advisory fee rates of other clients of       information concerning the financial
during the past one, three and five          Invesco Aim and its affiliates with          condition of Invesco Aim and its
calendar years to the performance of funds   investment strategies comparable to those    affiliates. The Board also reviewed with
in the Fund's performance group that are     of the Fund, including one mutual fund       Invesco Aim the methodology used to
not managed by Invesco Aim, and against      advised by Invesco Aim. The Board noted      prepare the profitability information. The
the performance of all funds in the Lipper   that the Fund's rate was below the rate      Board considered the overall profitability
Financial Services Funds Index. The Board    for the mutual fund.                         of Invesco Aim, as well as the
also reviewed the criteria used by Invesco                                                profitability of Invesco Aim in connection
Aim to identify the funds in the Fund's         The Board noted that Invesco Aim has      with managing the Fund. The Board noted
performance group for inclusion in the       not proposed any advisory fee waiver or      that Invesco Aim continues to operate at a
Lipper reports. The Board noted that the     expense limitations. Based upon              net profit, although increased expenses in
Fund's performance was in the fifth          discussions with Invesco Aim regarding       recent years have reduced the
quintile of its performance group for the    performance of the Fund and the recent       profitability of Invesco Aim and its
one year, three year and five year periods   review of all fees made in response to the   affiliates. The Board concluded that the
(the first quintile being the best           recommendation of the independent Senior     Fund's fees were fair and reasonable, and
performing funds and the fifth quintile      Officer that Invesco Aim consider whether    that the level of profits realized by
being the worst performing funds). The       the advisory fee waivers for certain         Invesco Aim and its affiliates from
Board noted that the Fund's performance      equity AIM Funds, including the Fund,        providing services to the Fund was not
was below the performance of the Index for   should be simplified, the Board concluded    excessive in light of the nature, quality
the one, three and five year periods. The    that it was not necessary at this time to    and extent of the services provided. The
Board also noted that Invesco Aim            discuss with Invesco Aim whether to          Board considered whether Invesco Aim is
acknowledges the Fund's underperformance     implement any fee waivers or expense         financially sound and has the resources
and is focused on the longer term and        limitations.                                 necessary to perform its obligations under
business issues that affect the Fund's                                                    the Fund's investment advisory agreement,
performance. The Board also considered the      After taking account of the Fund's        and concluded that Invesco Aim has the
steps Invesco Aim has taken over the last    contractual advisory fee rate, as well as    financial resources necessary to fulfill
several years to improve the quality and     the comparative advisory fee information     these obligations.
efficiency of the services that Invesco      discussed above, the Board concluded that
Aim provides to the AIM Funds. The Board     the Fund's advisory fees were fair and          F. Independent Written Evaluation of
concluded that Invesco Aim continues to be   reasonable.                                        the Fund's Senior Officer
responsive to
                                                D. Economies of Scale and Breakpoints     The Board noted that, at their direction,
                                                                                          the Senior Officer of the Fund, who is
                                             The Board considered the extent to which     independent of Invesco Aim and Invesco
                                             there are economies of scale in Invesco      Aim's affiliates, had prepared an
                                             Aim's provision of advisory services to      independent written evaluation to assist
                                                                                          the Board in determining the
                                                                                          reasonableness


18   AIM FINANCIAL SERVICES FUND                                                                                           continued

of the proposed management fees of the AIM   ments may be invested in money market        additional resources and talent of the
Funds, including the Fund. The Board noted   funds advised by Invesco Aim pursuant to     Affiliated Sub-Advisers in managing the
that they had relied upon the Senior         procedures approved by the Board. The        Fund.
Officer's written evaluation instead of a    Board noted that Invesco Aim will receive
competitive bidding process. In              advisory fees from these affiliated money       B. Fund Performance
determining whether to continue the Fund's   market funds attributable to such
investment advisory agreement, the Board     investments, although Invesco Aim has        The Board did not view Fund performance as
considered the Senior Officer's written      contractually agreed to waive through at     a relevant factor in considering whether
evaluation.                                  least June 30, 2009, the advisory fees       to approve the sub-advisory agreements for
                                             payable by the Fund in an amount equal to    the Fund, as no Affiliated Sub-Adviser
   G. Collateral Benefits to Invesco Aim     100% of the net advisory fees Invesco Aim    currently manages any portion of the
      and its Affiliates                     receives from the affiliated money market    Fund's assets.
                                             funds with respect to the Fund's
The Board considered various other           investment of uninvested cash, but not          C. Sub-Advisory Fees
benefits received by Invesco Aim and its     cash collateral. The Board considered the
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    The Board considered the services to be
relationship with the Fund, including the    noted that it remains in effect until at     provided by the Affiliated Sub-Advisers
fees received by Invesco Aim and its         least June 30, 2009. The Board concluded     pursuant to the sub-advisory agreements
affiliates for their provision of            that the Fund's investment of uninvested     and the services to be provided by Invesco
administrative, transfer agency and          cash and cash collateral from any            Aim pursuant to the Fund's investment
distribution services to the Fund. The       securities lending arrangements in the       advisory agreement, as well as the
Board considered the performance of          affiliated money market funds is in the      allocation of fees between Invesco Aim and
Invesco Aim and its affiliates in            best interests of the Fund and its           the Affiliated Sub-Advisers pursuant to
providing these services and the             shareholders.                                the sub-advisory agreements. The Board
organizational structure employed by                                                      noted that the sub-advisory fees have no
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  direct effect on the Fund or its
these services. The Board also considered                                                 shareholders, as they are paid by Invesco
that these services are provided to the         A. Nature, Extent and Quality of          Aim to the Affiliated Sub-Advisers, and
Fund pursuant to written contracts which           Services Provided by Affiliated        that Invesco Aim and the Affiliated
are reviewed and approved on an annual             Sub-Advisers                           Sub-Advisers are affiliates. After taking
basis by the Board. The Board concluded                                                   account of the Fund's contractual
that Invesco Aim and its affiliates were     The Board reviewed the services to be        sub-advisory fee rate, as well as other
providing these services in a satisfactory   provided by Invesco Trimark Ltd., Invesco    relevant factors, the Board concluded that
manner and in accordance with the terms of   Asset Management Deutschland, GmbH,          the Fund's sub-advisory fees were fair and
their contracts, and were qualified to       Invesco Asset Management Limited, Invesco    reasonable.
continue to provide these services to the    Asset Management (Japan) Limited, Invesco
Fund.                                        Australia Limited, Invesco Global Asset         D. Financial Resources of the
                                             Management (N.A.), Inc., Invesco Hong Kong         Affiliated Sub-Advisers
   The Board considered the benefits         Limited, Invesco Institutional (N.A.),
realized by Invesco Aim as a result of       Inc. and Invesco Senior Secured              The Board considered whether each
portfolio brokerage transactions executed    Management, Inc. (collectively, the          Affiliated Sub-Adviser is financially
through "soft dollar" arrangements. Under    "Affiliated Sub-Advisers") under the         sound and has the resources necessary to
these arrangements, portfolio brokerage      sub-advisory agreements and the              perform its obligations under its
commissions paid by the Fund and/or other    credentials and experience of the officers   respective sub-advisory agreement, and
funds advised by Invesco Aim are used to     and employees of the Affiliated              concluded that each Affiliated Sub-Adviser
pay for research and execution services.     Sub-Advisers who will provide these          has the financial resources necessary to
The Board noted that soft dollar             services. The Board concluded that the       fulfill these obligations.
arrangements shift the payment obligation    nature, extent and quality of the services
for the research and execution services      to be provided by the Affiliated
from Invesco Aim to the funds and            Sub-Advisers were appropriate. The Board
therefore may reduce Invesco Aim's           noted that the Affiliated Sub-Advisers,
expenses. The Board also noted that          which have offices and personnel that are
research obtained through soft dollar        geographically dispersed in financial
arrangements may be used by Invesco Aim in   centers around the world, have been formed
making investment decisions for the Fund     in part for the purpose of researching and
and may therefore benefit Fund               compiling information and making
shareholders. The Board concluded that       recommendations on the markets and
Invesco Aim's soft dollar arrangements       economies of various countries and
were appropriate. The Board also concluded   securities of companies located in such
that, based on their review and              countries or on various types of
representations made by Invesco Aim, these   investments and investment techniques, and
arrangements were consistent with            providing investment advisory services.
regulatory requirements.                     The Board concluded that the sub-advisory
                                             agreements will benefit the Fund and its
   The Board considered the fact that the    shareholders by permitting Invesco Aim to
Fund's uninvested cash and cash collateral   utilize the
from any securities lending arrange-


19   AIM FINANCIAL SERVICES FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-    ENVIRONMENTALLY FRIENDLY. Go green by reducing the number    -    EFFICIENT. Stop waiting for regular mail. Your documents will
     of trees used to produce paper.                                   be sent via email as soon as they're available.

-    ECONOMICAL. Help reduce your fund's printing and delivery    -    EASY. Download, save and print files using your home computer
     expenses and put more capital back in your fund's returns.        with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to           [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco      -- SERVICE MARK --
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management
Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                 invescoaim.com   I-FSE-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
-- SERVICE MARK --

                          AIM GOLD & PRECIOUS METALS FUND
                          Semiannual Report to Shareholders o September 30, 2008

                               [MOUNTAIN GRAPHIC]

2    Letter to Shareholders
3    Fund Performance
4    Schedule of Investments
6    Financial Statements
8    Notes to Financial Statements
14   Financial Highlights
16   Fund Expenses
17   Approval of Investment Advisory Agreement

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         As I write this letter, turbulent financial markets are causing considerable investor anxiety, reminding
     [CROCKETT           us again that markets are cyclical and the correction of excess is often painful, at least in the short
       PHOTO]            term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance,
    Bruce Crockett       contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
                         Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and
a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as
Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L.Crockett
Independent Chair
AIM Funds Board of Trustees


2   AIM GOLD & PRECIOUS METALS FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 3/31/08 to 9/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                  -25.74%
Class B Shares                                                                  -26.05
Class C Shares                                                                  -26.02
Investor Class Shares                                                           -25.70
S&P 500 Index# (Broad Market Index)                                             -10.85
Philadelphia Gold and Silver Index# (Style-Specific Index)                      -25.77
Lipper Gold Funds Index# (Peer Group Index)                                     -30.03

#Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The PHILADELPHIA GOLD AND SILVER INDEX (price-only) is a capitalization-weighted index on the Philadelphia Stock Exchange that includes the leading companies involved in the mining of gold and silver.

   The LIPPER GOLD FUNDS INDEX is an EQUALLY weighted representation of the largest funds in the Lipper Gold Funds Category. These funds invest primarily in shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

==========================================

AVERAGE ANNUAL TOTAL RETURNS                 PERFORMANCE FIGURES REFLECT REINVESTED          CLASS A SHARE PERFORMANCE REFLECTS THE
                                             DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
As of 9/30/08, including maximum             AND THE EFFECT OF THE MAXIMUM SALES CHARGE   AND CLASS C SHARE PERFORMANCE REFLECTS THE
applicable sales charges                     UNLESS OTHERWISE STATED. PERFORMANCE         APPLICABLE CONTINGENT DEFERRED SALES
                                             FIGURES DO NOT REFLECT DEDUCTION OF TAXES    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
CLASS A SHARES                               A SHAREHOLDER WOULD PAY ON FUND              CDSC ON CLASS B SHARES DECLINES FROM 5%
Inception (3/28/02)                 15.58%   DISTRIBUTIONS OR SALE OF FUND SHARES.        BEGINNING AT THE TIME OF PURCHASE TO 0% AT
 5 Years                            12.74    INVESTMENT RETURN AND PRINCIPAL VALUE WILL   THE BEGINNING OF THE SEVENTH YEAR. THE
 1 Year                            -23.18    FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                             LOSS WHEN YOU SELL SHARES.                   YEAR AFTER PURCHASE. INVESTOR CLASS
CLASS B SHARES                                                                            SHARES DO NOT HAVE A FRONT-END SALES
Inception (3/28/02)                 16.00%      THE NET ANNUAL FUND OPERATING EXPENSE     CHARGE OR A CDSC; THEREFORE, PERFORMANCE
 5 Years                            13.01    RATIO SET FORTH IN THE MOST RECENT FUND      IS AT NET ASSET VALUE.
 1 Year                            -23.36    PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B, CLASS C AND INVESTOR      THE PERFORMANCE OF THE FUND'S SHARE
CLASS C SHARES                               CLASS SHARES WAS 1.38%, 2.13%, 2.13% AND     CLASSES WILL DIFFER PRIMARILY DUE TO
Inception (2/14/00)                 16.40%   1.38%, RESPECTIVELY.(1) THE TOTAL ANNUAL     DIFFERENT SALES CHARGE STRUCTURES AND
 5 Years                            13.22    FUND OPERATING EXPENSE RATIO SET FORTH IN    CLASS EXPENSES.
 1 Year                            -20.10    THE MOST RECENT FUND PROSPECTUS AS OF THE
                                             DATE OF THIS REPORT FOR CLASS A, CLASS B,       A REDEMPTION FEE OF 2% WILL BE IMPOSED
INVESTOR CLASS SHARES                        CLASS C AND INVESTOR CLASS SHARES WAS        ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
Inception (1/19/84)                  0.90%   1.39%, 2.14%, 2.14% AND 1.39%,               THE FUND WITHIN 30 DAYS OF PURCHASE.
10 Years                            12.39    RESPECTIVELY. THE EXPENSE RATIOS PRESENTED   EXCEPTIONS TO THE REDEMPTION FEE ARE
 5 Years                            14.12    ABOVE MAY VARY FROM THE EXPENSE RATIOS       LISTED IN THE FUND'S PROSPECTUS.
 1 Year                            -18.67    PRESENTED IN OTHER SECTIONS OF THIS REPORT
                                             THAT ARE BASED ON EXPENSES INCURRED DURING   (1) Total annual operating expenses less
==========================================   THE PERIOD COVERED BY THIS REPORT.               any contractual fee waivers and/or
                                                                                              expense reimbursements by the advisor
THE PERFORMANCE DATA QUOTED REPRESENT PAST                                                    in effect through at least June 30,
PERFORMANCE AND CANNOT GUARANTEE                                                              2009. See current prospectus for more
COMPARABLE FUTURE RESULTS; CURRENT                                                            information.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
VISIT INVESCOAIM. COM FOR THE MOST RECENT
MONTH-END PERFORMANCE.


3   AIM GOLD & PRECIOUS METALS FUND

PORTFOLIO COMPOSITION

By industry, based on Net Assets
as of September 30, 2008



-------------------------------------------------------------------------
Gold                                                                 58.8%
-------------------------------------------------------------------------
Precious Metals & Minerals                                           17.8
-------------------------------------------------------------------------
Diversified Metals & Mining                                           9.8
-------------------------------------------------------------------------
Investment Companies -- Exchange Traded Funds                         3.6
-------------------------------------------------------------------------
Coal & Consumable Fuels                                               2.5
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 7.5
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

September 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY
  INTERESTS-92.47%

AUSTRALIA-4.53%

BHP Billiton Ltd.-ADR(b)                                110,000    $  5,718,900
-------------------------------------------------------------------------------
Newcrest Mining Ltd.                                    325,000       7,095,799
===============================================================================
                                                                     12,814,699
===============================================================================


CANADA-54.36%

Agnico-Eagle Mines Ltd.                                 310,000      17,071,700
-------------------------------------------------------------------------------
Barrick Gold Corp.                                      400,000      14,696,000
-------------------------------------------------------------------------------
Cameco Corp.(b)                                         310,000       6,916,100
-------------------------------------------------------------------------------
Eldorado Gold Corp.(c)                                2,000,000      12,478,271
-------------------------------------------------------------------------------
Franco-Nevada Corp.(b)                                  855,000      16,107,822
-------------------------------------------------------------------------------
Gammon Gold, Inc.(c)                                    255,100       1,840,891
-------------------------------------------------------------------------------
Goldcorp, Inc.(b)                                       720,000      22,773,600
-------------------------------------------------------------------------------
Harry Winston Diamond Corp.                             300,000       3,946,441
-------------------------------------------------------------------------------
IAMGOLD Corp.                                         1,150,000       6,472,633
-------------------------------------------------------------------------------
Kinross Gold Corp.                                      300,000       4,823,115
-------------------------------------------------------------------------------
Pan American Silver Corp.(c)                            425,000       9,447,750
-------------------------------------------------------------------------------
Seabridge Gold Inc.(b)(c)                               400,000       6,800,000
-------------------------------------------------------------------------------
Silver Wheaton Corp.(b)(c)                            1,350,000      11,002,500
-------------------------------------------------------------------------------
Teck Cominco Ltd.-Class B                               175,000       5,094,198
-------------------------------------------------------------------------------
Western Copper Corp.(c)                                 350,000         266,385
-------------------------------------------------------------------------------
Yamana Gold Inc.                                      1,700,000      14,161,000
===============================================================================
                                                                    153,898,406
===============================================================================


PERU-3.23%

Compania de Minas Buenaventura S.A.-ADR                 390,000       9,157,200
===============================================================================


SOUTH AFRICA-12.58%

Gold Fields Ltd.-ADR                                  1,000,000       9,590,000
-------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd.-ADR(b)(c)                  300,000       2,904,000
-------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.(d)                        320,000       6,498,190
-------------------------------------------------------------------------------
Randgold Resources Ltd.-ADR(b)                          405,000      16,617,150
===============================================================================
                                                                     35,609,340
===============================================================================


UNITED KINGDOM-2.20%

Rio Tinto PLC(d)                                        100,000       6,222,080
===============================================================================


UNITED STATES-15.57%

Coeur d'Alene Mines Corp.(c)                          2,215,000       3,388,950
-------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.                    185,000      10,517,250
-------------------------------------------------------------------------------
Hecla Mining Co.(b)(c)                                  500,000       2,340,000
-------------------------------------------------------------------------------
iShares COMEX Gold Trust(b)(c)                           45,000       3,846,150
-------------------------------------------------------------------------------
Newmont Mining Corp.                                    380,000      14,728,800
-------------------------------------------------------------------------------
Solitario Exploration & Royalty Corp.(c)                767,000       2,882,781
-------------------------------------------------------------------------------
SPDR Gold Trust(c)                                       75,000       6,380,250
===============================================================================
                                                                     44,084,181
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $339,560,611)                                          261,785,906
===============================================================================



MONEY MARKET FUNDS-7.33%

Liquid Assets Portfolio-Institutional Class(e)       10,373,833      10,373,833
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)             10,373,833      10,373,833
===============================================================================
     Total Money Market Funds (Cost $20,747,666)                     20,747,666
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.80% (Cost $360,308,277)                                  282,533,572
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM GOLD & PRECIOUS METALS FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-19.38%

Liquid Assets Portfolio-Institutional Class (Cost
  $54,882,278)(e)(f)                                 54,882,278    $ 54,882,278
===============================================================================
TOTAL INVESTMENTS-119.18% (Cost $415,190,555)                       337,415,850
===============================================================================
OTHER ASSETS LESS LIABILITIES-(19.18)%                              (54,311,570)
===============================================================================
NET ASSETS-100.00%                                                 $283,104,280
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at September 30, 2008.
(c)   Non-income producing security.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $12,720,270, which represented 4.49% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1K.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM GOLD & PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $339,560,611)*                          $261,785,906
------------------------------------------------------
Investments in affiliated money market
  funds, at value and cost                  75,629,944
======================================================
     Total investments (Cost
       $415,190,555)                       337,415,850
======================================================
Foreign currencies, at value (Cost
  $687)                                            631
------------------------------------------------------
Receivables for:
  Fund shares sold                           2,137,866
------------------------------------------------------
  Dividends                                    151,988
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             27,552
------------------------------------------------------
Other assets                                    92,552
======================================================
     Total assets                          339,826,439
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                     1,585,796
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 54,882,278
------------------------------------------------------
  Accrued fees to affiliates                   163,433
------------------------------------------------------
  Accrued other operating expenses              47,589
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              43,063
======================================================
     Total liabilities                      56,722,159
======================================================
Net assets applicable to shares
  outstanding                             $283,104,280
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $362,643,849
------------------------------------------------------
Undistributed net investment income
  (loss)                                      (824,220)
------------------------------------------------------
Undistributed net realized gain (loss)        (939,197)
------------------------------------------------------
Unrealized appreciation (depreciation)     (77,776,152)
======================================================
                                          $283,104,280
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $ 87,230,075
______________________________________________________
======================================================
Class B                                   $ 30,492,211
______________________________________________________
======================================================
Class C                                   $ 30,581,740
______________________________________________________
======================================================
Investor Class                            $134,800,254
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     15,116,038
______________________________________________________
======================================================
Class B                                      5,396,820
______________________________________________________
======================================================
Class C                                      5,100,389
______________________________________________________
======================================================
Investor Class                              23,218,543
______________________________________________________
======================================================
Class A:
  Net asset value per share               $       5.77
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $5.77 divided
     by 94.50%)                           $       6.11
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $       5.65
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $       6.00
______________________________________________________
======================================================
Investor Class:
  Net asset value and offering price
     per share                            $       5.81
______________________________________________________
======================================================




* At September 30, 2008, securities with an aggregate value of $52,446,229 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM GOLD & PRECIOUS METALS FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $82,309)                            $   1,479,807
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $611,133)                                                                           819,990
================================================================================================
     Total investment income                                                           2,299,797
================================================================================================


EXPENSES:

Advisory fees                                                                          1,354,781
------------------------------------------------------------------------------------------------
Administrative services fees                                                              56,770
------------------------------------------------------------------------------------------------
Custodian fees                                                                            31,420
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                143,013
------------------------------------------------------------------------------------------------
  Class B                                                                                200,030
------------------------------------------------------------------------------------------------
  Class C                                                                                191,061
------------------------------------------------------------------------------------------------
  Investor Class                                                                         212,791
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      399,894
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 13,041
------------------------------------------------------------------------------------------------
Other                                                                                     99,493
================================================================================================
     Total expenses                                                                    2,702,294
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (39,147)
================================================================================================
     Net expenses                                                                      2,663,147
================================================================================================
Net investment income (loss)                                                            (363,350)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                               25,915,095
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (201,339)
================================================================================================
                                                                                      25,713,756
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (128,200,998)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      13,331
================================================================================================
                                                                                    (128,187,667)
================================================================================================
Net realized and unrealized gain (loss)                                             (102,473,911)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(102,837,261)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM GOLD & PRECIOUS METALS FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2008 and the year ended March 31, 2008 (Unaudited)



                                                                          SEPTEMBER 30,      MARCH 31,
                                                                               2008            2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $    (363,350)   $ (1,835,612)
-------------------------------------------------------------------------------------------------------
  Net realized gain                                                          25,713,756      13,393,838
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (128,187,667)     51,860,589
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations       (102,837,261)     63,418,815
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                            --        (484,836)
-------------------------------------------------------------------------------------------------------
  Class B                                                                            --         (24,584)
-------------------------------------------------------------------------------------------------------
  Class C                                                                            --         (20,948)
-------------------------------------------------------------------------------------------------------
  Investor Class                                                                     --      (1,017,005)
=======================================================================================================
     Total distributions from net investment income                                  --      (1,547,373)
=======================================================================================================
Share transactions-net:
  Class A                                                                    (2,366,134)     50,104,917
-------------------------------------------------------------------------------------------------------
  Class B                                                                    (1,512,683)     11,645,581
-------------------------------------------------------------------------------------------------------
  Class C                                                                       648,999      14,871,636
-------------------------------------------------------------------------------------------------------
  Investor Class                                                                302,734      (2,048,147)
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (2,927,084)     74,573,987
=======================================================================================================
     Net increase (decrease) in net assets                                 (105,764,345)    136,445,429
=======================================================================================================


NET ASSETS:

  Beginning of period                                                       388,868,625     252,423,196
=======================================================================================================
  End of period (including undistributed net investment income (loss)
     of $(824,220) and $(460,870), respectively)                          $ 283,104,280    $388,868,625
_______________________________________________________________________________________________________
=======================================================================================================




NOTES TO FINANCIAL STATEMENTS

September 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Gold & Precious Metals Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is capital growth.

  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an

8        AIM GOLD & PRECIOUS METALS FUND
      independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.


9        AIM GOLD & PRECIOUS METALS FUND

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

        Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic climate for the two largest gold producers, South Africa and the former Soviet Union, may have a direct impact on the price of gold worldwide.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

L. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

M. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


10        AIM GOLD & PRECIOUS METALS FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.75%
-------------------------------------------------------------------
Next $350 million                                            0.65%
-------------------------------------------------------------------
Next $1.3 billion                                            0.55%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $2 billion                                              0.40%
-------------------------------------------------------------------
Next $2 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended September 30, 2008, the Advisor waived advisory fees of $10,809.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $852.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.


11        AIM GOLD & PRECIOUS METALS FUND

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2008, IADI advised the Fund that IADI retained $68,473 in front-end sales commissions from the sale of Class A shares and $3,686, $63,578 and $10,412 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.


  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $324,695,580
--------------------------------------
Level 2                    12,720,270
--------------------------------------
Level 3                            --
======================================
                         $337,415,850
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $27,486.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended September 30, 2008, the Fund paid legal fees of $2,973 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available

12        AIM GOLD & PRECIOUS METALS FUND
capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of March 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
March 31, 2009                                                                     $25,253,170
-----------------------------------------------------------------------------------------------
March 31, 2010                                                                       1,092,909
===============================================================================================
Total capital loss carryforward                                                    $26,346,079
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2008 was $65,409,969 and $73,206,164, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 14,430,004
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (94,033,776)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(79,603,772)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $417,019,622.


NOTE 9--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                SEPTEMBER 30, 2008(a)               MARCH 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     5,550,953     $ 40,586,911     11,476,276     $ 87,862,985
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     1,370,282        9,820,274      2,811,006       21,216,411
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     1,775,898       13,195,814      3,296,989       26,640,384
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              4,765,576       33,955,528      7,039,354       52,476,392
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --         63,063          438,490
------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --          2,964           20,597
------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --          2,629           19,402
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                     --               --        135,274          960,441
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       258,713        1,923,228        248,859        1,797,850
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (263,728)      (1,923,228)      (253,219)      (1,797,850)
========================================================================================================================
Reacquired:(b)
  Class A                                                    (6,492,392)     (44,876,273)    (5,598,670)     (39,994,408)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (1,400,764)      (9,409,729)    (1,126,157)      (7,793,577)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (1,726,570)     (12,546,815)    (1,566,445)     (11,788,150)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             (4,790,712)     (33,652,794)    (7,836,101)     (55,484,980)
========================================================================================================================
                                                               (952,744)    $ (2,927,084)     8,695,822     $ 74,573,987
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Net of redemption fees of $149,422 and $118,342 which were allocated among the classes based on relative net assets of each class for the six months ended September 30, 2008 and for the year ended March 31, 2008, respectively.


13        AIM GOLD & PRECIOUS METALS FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                 NET GAINS
                                                  (LOSSES)
                        NET ASSET      NET     ON SECURITIES               DIVIDENDS
                          VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET     NET ASSET                NET ASSETS,
                        BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT   VALUE, END     TOTAL     END OF PERIOD
                        OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME    OF PERIOD(a)  RETURN(b)  (000S OMITTED)
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08                $7.77      $ 0.00(d)     $(2.00)      $(2.00)     $   --        $5.77       (25.74)%    $ 87,230
Year ended 03/31/08        6.11       (0.02)         1.73         1.71       (0.05)        7.77        28.00       122,756
Year ended 03/31/07        5.67       (0.00)(d)      0.58         0.58       (0.14)        6.11        10.24        58,702
Year ended 03/31/06        3.55       (0.00)(d)      2.12         2.12          --         5.67        59.72        41,200
Year ended 03/31/05        3.81       (0.03)(d)     (0.20)       (0.23)      (0.03)        3.55        (5.89)       10,609
Year ended 03/31/04        2.39       (0.01)         1.56         1.55       (0.13)        3.81        65.02         8,844
-----------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended
  09/30/08                 7.64       (0.03)(d)     (1.96)       (1.99)         --         5.65       (26.05)       30,492
Year ended 03/31/08        6.01       (0.07)         1.71         1.64       (0.01)        7.64        27.23        43,462
Year ended 03/31/07        5.60       (0.05)(d)      0.58         0.53       (0.12)        6.01         9.45        25,599
Year ended 03/31/06        3.54       (0.04)(d)      2.10         2.06          --         5.60        58.19        19,103
Year ended 03/31/05        3.82       (0.05)(d)     (0.20)       (0.25)      (0.03)        3.54        (6.48)        8,593
Year ended 03/31/04        2.39       (0.01)         1.57         1.56       (0.13)        3.82        65.26         7,042
-----------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended
  09/30/08                 8.11       (0.03)(d)     (2.08)       (2.11)         --         6.00       (26.02)       30,582
Year ended 03/31/08        6.39       (0.07)         1.80         1.73       (0.01)        8.11        27.02        40,939
Year ended 03/31/07        5.94       (0.05)(d)      0.62         0.57       (0.12)        6.39         9.59        21,188
Year ended 03/31/06        3.75       (0.04)(d)      2.23         2.19          --         5.94        58.40        14,758
Year ended 03/31/05        4.04       (0.05)(d)     (0.22)       (0.27)      (0.02)        3.75        (6.58)        6,993
Year ended 03/31/04        2.52       (0.04)         1.67         1.63       (0.11)        4.04        64.70         5,208
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended
  09/30/08                 7.82        0.00(d)      (2.01)       (2.01)         --         5.81       (25.70)      134,800
Year ended 03/31/08        6.15       (0.03)         1.75         1.72       (0.05)        7.82        27.98       181,711
Year ended 03/31/07        5.70       (0.00)(d)      0.59         0.59       (0.14)        6.15        10.36       146,934
Year ended 03/31/06        3.57       (0.00)(d)      2.13         2.13          --         5.70        59.66       149,160
Year ended 03/31/05        3.84       (0.02)(d)     (0.21)       (0.23)      (0.04)        3.57        (6.00)      100,838
Year ended 03/31/04        2.40       (0.05)         1.63         1.58       (0.14)        3.84        65.92       125,053
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                            RATIO OF          RATIO OF
                            EXPENSES          EXPENSES
                           TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                           NET ASSETS      ASSETS WITHOUT    INVESTMENT
                        WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                         AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                            ABSORBED          ABSORBED       NET ASSETS   TURNOVER(c)
-------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08                    1.33%(e)          1.34%(e)       (0.05)%(e)      19%
Year ended 03/31/08           1.35              1.36           (0.48)          43
Year ended 03/31/07           1.41              1.41           (0.04)          85
Year ended 03/31/06           1.45              1.45           (0.10)         155
Year ended 03/31/05           1.69              1.71           (0.78)          51
Year ended 03/31/04           2.13              2.13           (1.29)          48
-------------------------------------------------------------------------------------
CLASS B
Six months ended
  09/30/08                    2.08(e)           2.09(e)        (0.80)(e)       19
Year ended 03/31/08           2.10              2.11           (1.23)          43
Year ended 03/31/07           2.16              2.16           (0.79)          85
Year ended 03/31/06           2.19              2.19           (0.84)         155
Year ended 03/31/05           2.34              2.36           (1.43)          51
Year ended 03/31/04           2.28              2.28           (1.44)          48
-------------------------------------------------------------------------------------
CLASS C
Six months ended
  09/30/08                    2.08(e)           2.09(e)        (0.80)(e)       19
Year ended 03/31/08           2.10              2.11           (1.23)          43
Year ended 03/31/07           2.16              2.16           (0.79)          85
Year ended 03/31/06           2.19              2.19           (0.84)         155
Year ended 03/31/05           2.34              2.36           (1.43)          51
Year ended 03/31/04           2.69              2.69           (1.85)          48
-------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended
  09/30/08                    1.33(e)           1.34(e)        (0.05)(e)       19
Year ended 03/31/08           1.35              1.36           (0.48)          43
Year ended 03/31/07           1.41              1.41           (0.04)          85
Year ended 03/31/06           1.44              1.44           (0.09)         155
Year ended 03/31/05           1.59              1.61           (0.68)          51
Year ended 03/31/04           1.93              1.93           (1.09)          48
_____________________________________________________________________________________
=====================================================================================




(a) For the six months ended September 30, 2008 and the years ended March 31, 2008 and 2007, redemption fees were added to shares of beneficial interest which were less than $0.01 per share.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $114,098, $39,897, $38,108 and $169,768 for Class A, Class B, Class C
     and Investor Class shares, respectively.


14        AIM GOLD & PRECIOUS METALS FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


15        AIM GOLD & PRECIOUS METALS FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (04/01/08)   (09/30/08)(1)   PERIOD(2)     (09/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $742.60        $5.81       $1,018.40       $ 6.73       1.33%
---------------------------------------------------------------------------------------------------
        B            1,000.00        739.50         9.07        1,014.64        10.50       2.08
---------------------------------------------------------------------------------------------------
        C            1,000.00        739.80         9.07        1,014.64        10.50       2.08
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        743.00         5.81        1,018.40         6.73       1.33
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2008, through September 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.


16        AIM GOLD & PRECIOUS METALS FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Sector Funds is required under the           comparative performance and fee data         weight to the various factors. The
Investment Company Act of 1940 to approve    regarding the AIM Funds prepared by an       Trustees recognized that the advisory
annually the renewal of the AIM Gold &       independent company, Lipper, Inc.            arrangements and resulting advisory fees
Precious Metals Fund's (the Fund)            (Lipper), under the direction and            for the Fund and the other AIM Funds are
investment advisory agreement with Invesco   supervision of the independent Senior        the result of years of review and
Aim Advisors, Inc. (Invesco Aim). During     Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board
                                             whether to approve the continuance of each   The discussion below serves as a summary
   The independent Trustees met separately   AIM Fund's investment advisory agreement     of the Senior Officer's independent
during their evaluation of the Fund's        and sub-advisory agreements for another      written evaluation with respect to the
investment advisory agreement with           year.                                        Fund's investment advisory agreement as
independent legal counsel from whom they                                                  well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
                                             manner that is at arms' length and           performance, advisory fees, expense
The Board's Investments Committee has        reasonable. Accordingly, the Senior          limitations and/or fee waivers.
established three Sub-Committees that are    Officer must either supervise a
responsible for overseeing the management    competitive bidding process or prepare an    I. Investment Advisory Agreement
of a number of the series portfolios of      independent written evaluation. The Senior
the Aim Funds. This Sub-Committee            Officer has recommended that an                 A. Nature, Extent and Quality of
structure permits the Trustees to focus on   independent written evaluation be provided         Services Provided by Invesco Aim
the performance of the AIM Funds that have   and, at the direction of the Board, has
been assigned to them. The Sub-Committees    prepared an independent written              The Board reviewed the advisory services
meet throughout the year to review the       evaluation.                                  provided to the Fund by Invesco Aim under
performance of their assigned funds, and                                                  the Fund's investment advisory agreement,
the Sub-Committees review monthly and           During the annual contract renewal        the performance of Invesco Aim in
quarterly comparative performance            process, the Board considered the factors    providing these services, and the
information and periodic asset flow data     discussed below under the heading "Factors   credentials and experience of the officers
for their assigned funds. These materials    and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
are prepared under the direction and         Written Fee Evaluation" in evaluating the    these services. The Board's review of the
supervision of the independent Senior        fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Officer. Over the course of each year, the   investment advisory agreement and            these services included the Board's
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
managers for their assigned funds and        renewal meetings and at their meetings       and product review process, various back
other members of management and review       throughout the year as part of their         office support functions provided by
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
investment objective(s), policies,           investment advisory agreement and            Invesco Aim's equity and fixed income
strategies and limitations of these funds.   sub-advisory agreements were considered      trading operations. The Board concluded
                                             separately, although the Board also          that the nature, extent and quality of the
   In addition to their meetings             considered the common interests of all of    advisory services provided to the Fund by
throughout the year, the Sub-Committees      the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meet at designated contract renewal          Board considered all of the information      Invesco Aim cur-rently is providing
meetings each year to conduct an in-depth    provided to them and did not identify any    satisfactory advisory services in
review of the performance, fees and          particular factor that was controlling.      accordance with the terms of the Fund's
expenses of their assigned funds. During     Each Trustee may have evaluated the          investment advisory agreement. In
the contract                                 information provided differently             addition, based on their ongoing meetings
                                                                                          throughout the year with the Fund's
                                                                                          portfolio manager or




17   AIM GOLD & PRECIOUS METALS FUND                                   continued

managers, the Board concluded that these     on fund performance. Although the            also noted that the Fund shares directly
individuals are competent and able to        independent written evaluation of the        in economies of scale through lower fees
continue to carry out their                  Fund's Senior Officer only considered Fund   charged by third party service providers
responsibilities under the Fund's            performance through the most recent          based on the combined size of all of the
investment advisory agreement.               calendar year, the Board also reviewed       AIM Funds and affiliates.
                                             more recent Fund performance and this
   In determining whether to continue the    review did not change their conclusions.        E. Profitability and Financial
Fund's investment advisory agreement, the                                                       Resources of Invesco Aim
Board considered the prior relationship         C. Advisory Fees and Fee Waivers
between Invesco Aim and the Fund, as well                                                 The Board reviewed information from
as the Board's knowledge of Invesco Aim's    The Board compared the Fund's contractual    Invesco Aim concerning the costs of the
operations, and concluded that it was        advisory fee rate to the contractual         advisory and other services that Invesco
beneficial to maintain the current           advisory fee rates of funds in the Fund's    Aim and its affiliates provide to the Fund
relationship, in part, because of such       Lipper expense group that are not managed    and the profitability of Invesco Aim and
knowledge. The Board also considered the     by Invesco Aim, at a common asset level      its affiliates in providing these
steps that Invesco Aim and its affiliates    and as of the end of the past calendar       services. The Board also reviewed
have taken over the last several years to    year. The Board noted that the Fund's        information concerning the financial
improve the quality and efficiency of the    contractual advisory fee rate was below      condition of Invesco Aim and its
services they provide to the AIM Funds in    the median contractual advisory fee rate     affiliates. The Board also reviewed with
the areas of investment performance,         of funds in its expense group. The Board     Invesco Aim the methodology used to
product line diversification,                also reviewed the methodology used by        prepare the profitability information. The
distribution, fund operations, shareholder   Lipper in determining contractual fee        Board considered the overall profitability
services and compliance. The Board           rates. The Board noted that Invesco Aim      of Invesco Aim, as well as the
concluded that the quality and efficiency    does not serve as an advisor to other        profitability of Invesco Aim in connection
of the services Invesco Aim and its          mutual funds or other clients with           with managing the Fund. The Board noted
affiliates provide to the AIM Funds in       investment strategies comparable to those    that Invesco Aim continues to operate at a
each of these areas have generally           of the Fund.                                 net profit, although increased expenses in
improved, and support the Board's approval                                                recent years have reduced the
of the continuance of the Fund's                The Board noted that Invesco Aim has      profitability of Invesco Aim and its
investment advisory agreement.               contractually agreed to waive advisory       affiliates. The Board concluded that the
                                             fees of the Fund through at least June 30,   Fund's fees were fair and reasonable, and
   B. Fund Performance                       2009 and that this fee waiver includes       that the level of profits realized by
                                             breakpoints based on net asset levels. The   Invesco Aim and its affiliates from
The Board compared the Fund's performance    Board considered the contractual nature of   providing services to the Fund was not
during the past one, three and five          this fee waiver and noted that it remains    excessive in light of the nature, quality
calendar years to the performance of funds   in effect until at least June 30, 2009.      and extent of the services provided. The
in the Fund's performance group that are                                                  Board considered whether Invesco Aim is
not managed by Invesco Aim, and against         After taking account of the Fund's        financially sound and has the resources
the performance of all funds in the Lipper   contractual advisory fee rate, as well as    necessary to perform its obligations under
Gold Oriented Funds Index. The Board also    the comparative advisory fee information     the Fund's investment advisory agreement,
reviewed the criteria used by Invesco Aim    and the fee waiver discussed above, the      and concluded that Invesco Aim has the
to identify the funds in the Fund's          Board concluded that the Fund's advisory     financial resources necessary to fulfill
performance group for inclusion in the       fees were fair and reasonable.               these obligations.
Lipper reports. The Board noted that the
Fund's performance was in the fifth             D. Economies of Scale and Break points       F.  Independent Written Evaluation of
quintile of its performance group for the                                                        the Fund's Senior Officer
one year period, and in the fourth           The Board considered the extent to which
quintile for the three and five year         there are economies of scale in Invesco      The Board noted that, at their direction,
periods (the first quintile being the best   Aim's provision of advisory services to      the Senior Officer of the Fund, who is
performing funds and the fifth quintile      the Fund. The Board also considered          independent of Invesco Aim and Invesco
being the worst performing funds). The       whether the Fund benefits from such          Aim's affiliates, had prepared an
Board noted that the Fund's performance      economies of scale through contractual       independent written evaluation to assist
was below the performance of the Index for   breakpoints in the Fund's advisory fee       the Board in determining the
the one, three and five year periods. The    schedule or through advisory fee waivers     reasonableness of the proposed management
Board noted that Invesco Aim acknowledges    or expense limitations. The Board noted      fees of the AIM Funds, including the Fund.
the Fund's underperformance because of       that the Fund's contractual advisory fee     The Board noted that they had relied upon
shorter term performance results and         schedule includes six breakpoints and that   the Senior Officer's written evaluation
continues to monitor the Fund. The Board     the level of the Fund's advisory fees, as    instead of a competitive bidding process.
also considered the steps Invesco Aim has    a percentage of the Fund's net assets, has   In determining whether to continue the
taken over the last several years to         decreased as net assets increased because    Fund's investment advisory agreement, the
improve the quality and efficiency of the    of the breakpoint. The Board also noted      Board considered the Senior Officer's
services that Invesco Aim provides to the    that Invesco Aim's contractual advisory      written evaluation.
AIM Funds. The Board concluded that          fee waiver discussed above includes
Invesco Aim continues to be responsive to    breakpoints based on net asset levels.          G. Collateral Benefits to Invesco Aim
the Board's focus                            Based on this information, the Board               and its Affiliates
                                             concluded that the Fund's advisory fees
                                             appropriately reflect economies of scale     The Board considered various other
                                             at current asset levels. The Board           benefits received by Invesco Aim and its


18   AIM GOLD & PRECIOUS METALS FUND                                   continued

affiliates resulting from Invesco Aim's      cash collateral. The Board considered the    pursuant to the sub-advisory agreements
relationship with the Fund, including the    contractual nature of this fee waiver and    and the services to be provided by Invesco
fees received by Invesco Aim and its         noted that it remains in effect until at     Aim pursuant to the Fund's investment
affiliates for their provision of            least June 30, 2009. The Board concluded     advisory agreement, as well as the
administrative, transfer agency and          that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
distribution services to the Fund. The       cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
Board considered the performance of          securities lending arrangements in the       the sub-advisory agreements. The Board
Invesco Aim and its affiliates in            affiliated money market funds is in the      noted that the sub-advisory fees have no
providing these services and the             best interests of the Fund and its           direct effect on the Fund or its
organizational structure employed by         shareholders.                                shareholders, as they are paid by Invesco
Invesco Aim and its affiliates to provide                                                 Aim to the Affiliated Sub-Advisers, and
these services. The Board also considered    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
that these services are provided to the                                                   Sub-Advisers are affiliates. After taking
Fund pursuant to written contracts which        A. Nature, Extent and Quality of          account of the Fund's contractual
are reviewed and approved on an annual             Services Provided by Affiliated        sub-advisory fee rate, as well as other
basis by the Board. The Board concluded            Sub-Advisers                           relevant factors, the Board concluded that
that Invesco Aim and its affiliates were                                                  the Fund's sub-advisory fees were fair and
providing these services in a satisfactory   The Board reviewed the services to be        reasonable.
manner and in accordance with the terms of   provided by Invesco Trimark Ltd., Invesco
their contracts, and were gualified to       Asset Management Deutschland, GmbH,             D. Financial Resources of the
continue to provide these services to the    Invesco Asset Management Limited, Invesco          Affiliated Sub-Advisers
Fund.                                        Asset Management (Japan) Limited, Invesco
                                             Australia Limited, Invesco Global Asset      The Board considered whether each
   The Board considered the benefits         Management (N.A.), Inc., Invesco Hong Kong   Affiliated Sub-Adviser is financially
realized by Invesco Aim as a result of       Limited, Invesco Institutional (N.A.),       sound and has the resources necessary to
portfolio brokerage transactions executed    Inc. and Invesco Senior Secured              perform its obligations under its
through "soft dollar" arrangements.          Management, Inc. (collectively, the          respective sub-advisory agreement, and
Underthese arrangements, portfolio           "Affiliated Sub-Advisers") under the         concluded that each Affiliated Sub-Adviser
brokerage commissions paid by the Fund       sub-advisory agreements and the              has the financial resources necessary to
and/or other funds advised by Invesco Aim    credentials and experience of the officers   fulfill these obligations.
are used to pay for research and execution   and employees of the Affiliated
services. The Board noted that soft dollar   Sub-Advisers who will provide these
arrangements shift the payment obligation    services. The Board concluded that the
for the research and execution services      nature, extent and quality of the services
from Invesco Aim to the funds and            to be provided by the Affiliated
therefore may reduce Invesco Aim's           Sub-Advisers were appropriate. The Board
expenses. The Board also noted that          noted that the Affiliated Sub-Advisers,
research obtained through soft dollar        which have offices and personnel that are
arrangements may be used by Invesco Aim in   geographically dispersed in financial
making investment decisions for the Fund     centers around the world, have been formed
and may therefore benefit Fund               in part for the purpose of researching and
shareholders. The Board concluded that       compiling information and making
Invesco Aim's soft dollar arrangements       recommendations on the markets and
were appropriate. The Board also concluded   economies of various countries and
that, based on their review and              securities of companies located in such
representations made by Invesco Aim, these   countries or on various types of
arrangements were consistent with            investments and investment techniques, and
regulatory requirements.                     providing investment advisory services.
                                             The Board concluded that the sub-advisory
   The Board considered the fact that the    agreements will benefit the Fund and its
Fund's uninvested cash and cash collateral   shareholders by permitting Invesco Aim to
from any securities lending arrangements     utilize the additional resources and
may be invested in money market funds        talent of the Affiliated Sub-Advisers in
advised by Invesco Aim pursuant to           managing the Fund.
procedures approved by the Board. The
Board noted that Invesco Aim will receive       B. Fund Performance
advisory fees from these affiliated money
market funds attributable to such            The Board did not view Fund performance as
investments, although Invesco Aim has        a relevant factor in considering whether
contractually agreed to waive through at     to approve the sub-advisory agreements for
least June 30, 2009, the advisory fees       the Fund, as no Affiliated Sub-Adviser
payable by the Fund in an amount equal to    currently manages any portion of the
100% of the net advisory fees Invesco Aim    Fund's assets.
receives from the affiliated money market
funds with respect to the Fund's                C. Sub-Advisory Fees
investment of uninvested cash, but not
                                             The Board considered the services to be
                                             provided by the Affiliated Sub-Advisers


19   AIM GOLD & PRECIOUS METALS FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of   -  EFFICIENT. Stop waiting for regular mail. Your documents
   trees used to produce paper.                                      will be sent via email as soon as they're available.

-  ECONOMICAL. Help reduce your fund's printing and delivery      -  EASY. Download, save and print files using your home
   expenses and put more capital back in your fund's returns.        computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to           [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco      -- SERVICE MARK --
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management
Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                     invescoaim.com   I-GPM-SAR-1    Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
-- SERVICE MARK --

                          AIM LEISURE FUND
                          Semiannual Report to Shareholders o September 30, 2008

                               [MOUNTAIN GRAPHIC]

2    Letter to Shareholders
3    Fund Performance
4    Schedule of Investments
7    Financial Statements
10   Notes to Financial Statements
15   Financial Highlights
17   Fund Expenses
18   Approval of Investment Advisory Agreement

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         As I write this letter, turbulent financial markets are causing considerable investor anxiety, reminding us
     [CROCKETT           again that markets are cyclical and the correction of excess is often painful, at least in the short term.
       PHOTO]            Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance,
    Bruce Crockett       contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
                         Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and
a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as
Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


2   AIM LEISURE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 3/31/08 to 9/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                  -17.23%
Class B Shares                                                                  -17.53
Class C Shares                                                                  -17.54
Class R Shares                                                                  -17.33
Investor Class Shares                                                           -17.21
S&P 500 Index# (Broad Market/Style-Specific Index)                              -10.85

# Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

==========================================
AVERAGE ANNUAL TOTAL RETURNS                 SALES CHARGE UNLESS OTHERWISE STATED.        TION OF RETIREMENT PLAN ASSETS WITHIN THE
                                             PERFORMANCE FIGURES DO NOT REFLECT           FIRST YEAR. INVESTOR CLASS SHARES DO NOT
As of 9/30/08, including maximum             DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   HAVE A FRONT-END SALES CHARGE OR A CDSC;
applicable sales charges                     ON FUND DISTRIBUTIONS OR SALE OF FUND        THEREFORE, PERFORMANCE IS AT NET ASSET
                                             SHARES. INVESTMENT RETURN AND PRINCIPAL      VALUE.
CLASS A SHARES                               VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
Inception (3/28/02)                  0.83%   A GAIN OR LOSS WHEN YOU SELL SHARES.            THE PERFORMANCE OF THE FUND'S SHARE
 5 Years                             2.40                                                 CLASSES WILL DIFFER PRIMARILY DUE TO
 1 Year                            -33.96       THE TOTAL ANNUAL FUND OPERATING EXPENSE   DIFFERENT SALES CHARGE STRUCTURES AND
                                             RATIO SET FORTH IN THE MOST RECENT FUND      CLASS EXPENSES.
CLASS B SHARES                               PROSPECTUS AS OF THE DATE OF THIS REPORT
Inception (3/28/02)                  0.98%   FOR CLASS A, CLASS B, CLASS C, CLASS R AND
 5 Years                             2.51    INVESTOR CLASS SHARES WAS 1.19%, 1.94%,
 1 Year                            -33.82    1.94%, 1.44% AND 1.19%, RESPECTIVELY. THE
                                             EXPENSE RATIOS PRESENTED ABOVE MAY VARY
CLASS C SHARES                               FROM THE EXPENSE RATIOS PRESENTED IN OTHER
Inception (2/14/00)                  0.90%   SECTIONS OF THIS REPORT THAT ARE BASED ON
 5 Years                             2.80    EXPENSES INCURRED DURING THE PERIOD
 1 Year                            -31.27    COVERED BY THIS REPORT.

CLASS R SHARES                                  CLASS A SHARE PERFORMANCE REFLECTS THE
Inception (10/25/05)                -0.80%   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
 1 Year                            -30.28    AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                             APPLICABLE CONTINGENT DEFERRED SALES
INVESTOR CLASS SHARES                        CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
Inception (1/19/84)                 13.87%   CDSC ON CLASS B SHARES DECLINES FROM 5%
10 Years                             8.63    BEGINNING AT THE TIME OF PURCHASE TO 0% AT
 5 Years                             3.59    THE BEGINNING OF THE SEVENTH YEAR. THE
 1 Year                            -30.09    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                             YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
==========================================   HAVE A FRONT-END SALES CHARGE; RETURNS
                                             SHOWN ARE AT NET ASSET VALUE AND DO NOT
THE PERFORMANCE DATA QUOTED REPRESENT PAST   REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
PERFORMANCE AND CANNOT GUARANTEE             ON A TOTAL REDEMP-
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
VISIT INVESCOAIM.COM FOR THE MOST RECENT
MONTH-END PERFORMANCE. PERFORMANCE FIGURES
REFLECT REINVESTED DISTRIBUTIONS, CHANGES
IN NET ASSET VALUE AND THE EFFECT OF THE
MAXIMUM


3   AIM LEISURE FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of September 30, 2008



-------------------------------------------------------------------------
Consumer Discretionary                                               76.6%
-------------------------------------------------------------------------
Consumer Staples                                                     16.0
-------------------------------------------------------------------------
Information Technology                                                3.0
-------------------------------------------------------------------------
Financials                                                            2.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.8
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

September 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.16%

ADVERTISING-10.01%

Harte-Hanks, Inc.(b)                                    161,050    $  1,670,089
-------------------------------------------------------------------------------
JC Decaux S.A. (France)(c)                              191,590       4,240,800
-------------------------------------------------------------------------------
Omnicom Group Inc.                                      867,397      33,446,828
-------------------------------------------------------------------------------
WPP Group PLC (United Kingdom)(c)                     1,277,960      10,371,235
===============================================================================
                                                                     49,728,952
===============================================================================


APPAREL RETAIL-2.75%

Abercrombie & Fitch Co.-Class A                         346,357      13,663,784
===============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-5.45%

Carter's, Inc.(d)                                       169,103       3,336,402
-------------------------------------------------------------------------------
Coach, Inc.(d)                                          295,834       7,407,683
-------------------------------------------------------------------------------
Compagnie Financiere Richemont S.A.-Class A
  (Switzerland)(c)(e)                                   163,799       7,274,197
-------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                 135,491       9,029,120
===============================================================================
                                                                     27,047,402
===============================================================================


BREWERS-6.57%

Anheuser-Busch Cos., Inc.                               123,666       8,023,450
-------------------------------------------------------------------------------
Carlsberg A.S.-Class B (Denmark)(c)                      42,800       3,271,660
-------------------------------------------------------------------------------
Companhia de Bebidas das Americas-ADR (Brazil)          155,229       7,062,919
-------------------------------------------------------------------------------
Heineken N.V. (Netherlands)(c)                          196,085       7,900,910
-------------------------------------------------------------------------------
InBev N.V. (Belgium)(b)(c)                              107,735       6,359,009
===============================================================================
                                                                     32,617,948
===============================================================================


BROADCASTING-15.37%

Belo Corp.-Class A                                      270,700       1,613,372
-------------------------------------------------------------------------------
Cablevision Systems Corp.-Class A(b)                    658,443      16,566,426
-------------------------------------------------------------------------------
CBS Corp.-Class A                                        64,550         944,367
-------------------------------------------------------------------------------
CBS Corp.-Class B                                        64,700         943,326
-------------------------------------------------------------------------------
Comcast Corp.-Class A                                 1,022,826      20,078,074
-------------------------------------------------------------------------------
DISH Network Corp.-Class A(d)                            57,858       1,215,018
-------------------------------------------------------------------------------
Jetix Europe N.V. (Netherlands)(d)                      402,198       9,024,495
-------------------------------------------------------------------------------
Liberty Global, Inc.-Class A(d)                          80,054       2,425,636
-------------------------------------------------------------------------------
Liberty Global, Inc.-Series C(d)                        166,425       4,674,878
-------------------------------------------------------------------------------
Liberty Media Corp.-Capital-Series A(d)                  93,088       1,245,517
-------------------------------------------------------------------------------
Liberty Media Corp.-Entertainment-Series
  A-Tracking Stock(d)                                   372,352       9,297,630
-------------------------------------------------------------------------------
Scripps Networks Interactive, Inc.-Class A(b)           137,300       4,985,363
-------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.-Class A(b)               422,400       2,128,896
-------------------------------------------------------------------------------
Television Broadcasts Ltd.-ADR (Hong Kong)(f)           138,900       1,169,955
===============================================================================
                                                                     76,312,953
===============================================================================


CASINOS & GAMING-1.78%

International Game Technology                           289,432       4,972,442
-------------------------------------------------------------------------------
MGM Mirage(b)(d)                                        136,068       3,877,938
===============================================================================
                                                                      8,850,380
===============================================================================


CATALOG RETAIL-1.21%

Liberty Media Corp.-Interactive-Series A-Tracking
  Stock(d)                                              465,444       6,008,882
===============================================================================


COMMUNICATIONS EQUIPMENT-0.23%

EchoStar Corp.-Class A(d)                                47,010       1,132,941
===============================================================================


COMPUTER & ELECTRONICS RETAIL-1.85%

Best Buy Co., Inc.                                      160,872       6,032,700
-------------------------------------------------------------------------------
hhgregg, Inc.(d)                                        323,567       3,154,778
===============================================================================
                                                                      9,187,478
===============================================================================


CONSUMER ELECTRONICS-0.40%

Sony Corp.-ADR (Japan)                                   64,500       1,991,115
===============================================================================


DEPARTMENT STORES-2.18%

Kohl's Corp.(d)                                         234,678      10,813,962
===============================================================================


DISTILLERS & VINTNERS-4.16%

Diageo PLC (United Kingdom)(c)                          797,446      13,499,164
-------------------------------------------------------------------------------
Pernod Ricard S.A. (France)(c)                           81,120       7,130,943
===============================================================================
                                                                     20,630,107
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM LEISURE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
FOOTWEAR-1.93%

Crocs, Inc.(d)                                          545,416    $  1,952,589
-------------------------------------------------------------------------------
NIKE, Inc.-Class B                                      114,174       7,638,241
===============================================================================
                                                                      9,590,830
===============================================================================


GENERAL MERCHANDISE STORES-1.40%

Target Corp.                                            142,127       6,971,329
===============================================================================


HOME ENTERTAINMENT SOFTWARE-1.09%

Electronic Arts Inc.(d)                                  58,400       2,160,216
-------------------------------------------------------------------------------
Nintendo Co., Ltd. (Japan)(c)                             7,800       3,248,092
===============================================================================
                                                                      5,408,308
===============================================================================


HOME IMPROVEMENT RETAIL-1.79%

Home Depot, Inc. (The)                                  162,304       4,202,050
-------------------------------------------------------------------------------
Lowe's Cos., Inc.                                       196,833       4,662,974
===============================================================================
                                                                      8,865,024
===============================================================================


HOTELS, RESORTS & CRUISE LINES-8.84%

Accor S.A. (France)(c)                                  122,383       6,571,447
-------------------------------------------------------------------------------
Carnival Corp.(g)                                       264,657       9,355,625
-------------------------------------------------------------------------------
InterContinental Hotels Group PLC (United
  Kingdom)(c)                                           353,765       4,377,487
-------------------------------------------------------------------------------
Marriott International, Inc.-Class A                    154,142       4,021,565
-------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd. (Hong
  Kong)(c)                                           78,278,000       2,219,756
-------------------------------------------------------------------------------
Rezidor Hotel Group A.B. (Sweden)(c)(h)                  42,574         124,911
-------------------------------------------------------------------------------
Rezidor Hotel Group A.B. (Sweden)(c)                  1,090,800       3,200,377
-------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(b)            498,413      14,025,342
===============================================================================
                                                                     43,896,510
===============================================================================


HYPERMARKETS & SUPER CENTERS-1.07%

Wal-Mart Stores, Inc.                                    89,043       5,332,785
===============================================================================


INTERNET SOFTWARE & SERVICES-1.69%

Google Inc.-Class A(d)                                   20,953       8,392,096
===============================================================================


INVESTMENT COMPANIES-EXCHANGE TRADED FUNDS-1.76%

iShares Russell 3000 Index Fund(b)                       42,820       2,945,588
-------------------------------------------------------------------------------
iShares S&P 500 Index Fund                               24,752       2,908,360
-------------------------------------------------------------------------------
S&P 500 Depositary Receipts Trust-Series 1               24,849       2,887,454
===============================================================================
                                                                      8,741,402
===============================================================================


MOVIES & ENTERTAINMENT-12.17%

News Corp.-Class A                                    1,907,146      22,866,680
-------------------------------------------------------------------------------
Time Warner Inc.                                        936,500      12,277,515
-------------------------------------------------------------------------------
Viacom Inc.-Class A(d)                                  131,424       3,267,201
-------------------------------------------------------------------------------
Viacom Inc.-Class B(d)                                   95,100       2,362,284
-------------------------------------------------------------------------------
Walt Disney Co. (The)                                   640,558      19,658,725
===============================================================================
                                                                     60,432,405
===============================================================================


PUBLISHING-1.47%

Gannett Co., Inc.(b)                                     77,305       1,307,228
-------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                            189,800       5,999,578
===============================================================================
                                                                      7,306,806
===============================================================================


RESTAURANTS-5.28%

Burger King Holdings Inc.                               263,864       6,480,500
-------------------------------------------------------------------------------
Jack in the Box Inc.(b)(d)                              193,861       4,090,467
-------------------------------------------------------------------------------
McDonald's Corp.                                        163,640      10,096,588
-------------------------------------------------------------------------------
Yum! Brands, Inc.                                       170,800       5,569,788
===============================================================================
                                                                     26,237,343
===============================================================================


SOFT DRINKS-4.17%

Coca-Cola Femsa, S.A.B. de C.V.-ADR (Mexico)(b)         134,485       6,786,113
-------------------------------------------------------------------------------
PepsiCo, Inc.                                           195,627      13,942,336
===============================================================================
                                                                     20,728,449
===============================================================================


SPECIALIZED REIT'S-0.55%

FelCor Lodging Trust Inc.                               380,592       2,725,039
===============================================================================


SPECIALTY STORES-2.99%

PetSmart, Inc.                                          599,885      14,823,158
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $456,983,095)                                          487,437,388
===============================================================================



MONEY MARKET FUNDS-1.76%

Liquid Assets Portfolio-Institutional Class(i)        4,387,000       4,387,000
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(i)              4,387,001       4,387,001
===============================================================================
     Total Money Market Funds (Cost $8,774,001)                       8,774,001
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.92% (Cost $465,757,096)                                  496,211,389
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-8.71%

Liquid Assets Portfolio-Institutional Class (Cost
  $43,229,910)(i)(j)                                 43,229,910      43,229,910
===============================================================================
TOTAL INVESTMENTS-108.63% (Cost $508,987,006)                       539,441,299
===============================================================================
OTHER ASSETS LESS LIABILITIES-(8.63)%                               (42,862,366)
===============================================================================
NET ASSETS-100.00%                                                 $496,578,933
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at September 30, 2008.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM LEISURE FUND

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $79,789,988, which represented 16.07% of the Fund's Net Assets. See Note 1A.
(d)   Non-income producing security.
(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.
(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at September 30, 2008 represented 0.24% of the Fund's Net Assets. See Note 1A.
(g)   Each unit represents one common share with paired trust share.
(h) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2008 represented 0.03% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid at September 30, 2008.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.
(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $456,983,095)*                          $487,437,388
------------------------------------------------------
Investments in affiliated money market
  funds, at value and cost                  52,003,911
======================================================
     Total investments (Cost
       $508,987,006)                       539,441,299
======================================================
Foreign currencies, at value (Cost
  $971,930)                                    938,883
------------------------------------------------------
Receivables for:
  Fund shares sold                             229,446
------------------------------------------------------
  Dividends                                  1,132,706
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             60,607
------------------------------------------------------
Other assets                                    70,167
======================================================
     Total assets                          541,873,108
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                     1,450,465
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 43,229,910
------------------------------------------------------
  Accrued fees to affiliates                   378,928
------------------------------------------------------
  Accrued other operating expenses             116,461
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                             118,411
======================================================
     Total liabilities                      45,294,175
======================================================
Net assets applicable to shares
  outstanding                             $496,578,933
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $420,689,712
------------------------------------------------------
Undistributed net investment income         (4,615,910)
------------------------------------------------------
Undistributed net realized gain             50,086,969
------------------------------------------------------
Unrealized appreciation                     30,418,162
======================================================
                                          $496,578,933
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $ 90,760,394
______________________________________________________
======================================================
Class B                                   $ 19,012,652
______________________________________________________
======================================================
Class C                                   $ 22,057,849
______________________________________________________
======================================================
Class R                                   $    814,179
______________________________________________________
======================================================
Investor Class                            $363,933,859
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      2,753,605
______________________________________________________
======================================================
Class B                                        596,132
______________________________________________________
======================================================
Class C                                        713,133
______________________________________________________
======================================================
Class R                                         24,778
______________________________________________________
======================================================
Investor Class                              11,063,950
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      32.96
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $32.96 divided
     by 94.50%)                           $      34.88
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      31.89
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      30.93
______________________________________________________
======================================================
Class R:
  Net asset value and offering price
     per share                            $      32.86
______________________________________________________
======================================================
Investor Class:
______________________________________________________
======================================================
  Net asset value and offering price
     per share                            $      32.89
______________________________________________________
======================================================



* At September 30, 2008, securities with an aggregate value of $42,864,577 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM LEISURE FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $296,641)                           $   5,843,642
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $276,468)                                                                           419,200
================================================================================================
     Total investment income                                                           6,262,842
================================================================================================


EXPENSES:

Advisory fees                                                                          2,172,921
------------------------------------------------------------------------------------------------
Administrative services fees                                                              90,733
------------------------------------------------------------------------------------------------
Custodian fees                                                                            41,722
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                147,433
------------------------------------------------------------------------------------------------
  Class B                                                                                120,907
------------------------------------------------------------------------------------------------
  Class C                                                                                144,409
------------------------------------------------------------------------------------------------
  Class R                                                                                  2,331
------------------------------------------------------------------------------------------------
  Investor Class                                                                         553,319
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      669,738
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 15,863
------------------------------------------------------------------------------------------------
Other                                                                                    167,501
================================================================================================
     Total expenses                                                                    4,126,877
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (21,902)
================================================================================================
     Net expenses                                                                      4,104,975
================================================================================================
Net investment income                                                                  2,157,867
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                               14,248,298
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (16,341)
================================================================================================
                                                                                      14,231,957
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (123,853,221)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (40,572)
================================================================================================
                                                                                    (123,893,793)
================================================================================================
Net realized and unrealized gain (loss)                                             (109,661,836)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(107,503,969)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM LEISURE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2008 and the year ended March 31, 2008 (Unaudited)



                                                                           SEPTEMBER 30,      MARCH 31,
                                                                               2008              2008
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   2,157,867    $   3,553,844
---------------------------------------------------------------------------------------------------------
  Net realized gain                                                           14,231,957       96,845,698
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (123,893,793)    (199,895,503)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (107,503,969)     (99,495,961)
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                            --        (1,345,441)
---------------------------------------------------------------------------------------------------------
  Class B                                                                            --           (63,987)
---------------------------------------------------------------------------------------------------------
  Class C                                                                            --           (90,212)
---------------------------------------------------------------------------------------------------------
  Class R                                                                            --            (5,153)
---------------------------------------------------------------------------------------------------------
  Investor Class                                                                     --        (4,424,117)
=========================================================================================================
     Total distributions from net investment income                                  --        (5,928,910)
=========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                            --       (12,691,032)
---------------------------------------------------------------------------------------------------------
  Class B                                                                            --        (2,602,624)
---------------------------------------------------------------------------------------------------------
  Class C                                                                            --        (3,669,233)
---------------------------------------------------------------------------------------------------------
  Class R                                                                            --           (65,360)
---------------------------------------------------------------------------------------------------------
  Investor Class                                                                     --       (41,728,893)
=========================================================================================================
     Total distributions from net realized gains                                     --       (60,757,142)
=========================================================================================================
Share transactions-net:
  Class A                                                                    (24,571,908)     (11,218,798)
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (4,238,585)      (3,024,982)
---------------------------------------------------------------------------------------------------------
  Class C                                                                     (6,028,969)      (4,515,553)
---------------------------------------------------------------------------------------------------------
  Class R                                                                         91,958          904,707
---------------------------------------------------------------------------------------------------------
  Investor Class                                                             (41,212,791)     (32,786,115)
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (75,960,295)     (50,640,741)
=========================================================================================================
     Net increase (decrease) in net assets                                  (183,464,264)    (216,822,754)
=========================================================================================================


NET ASSETS:

  Beginning of period                                                        680,043,197      896,865,951
=========================================================================================================
  End of period (including undistributed net investment income of
     $(4,615,910) and $(6,773,777), respectively)                          $ 496,578,933    $ 680,043,197
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM LEISURE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Leisure Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is capital growth.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class R and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM LEISURE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations

11        AIM LEISURE FUND
      resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.75%
-------------------------------------------------------------------
Next $350 million                                            0.65%
-------------------------------------------------------------------
Next $1.3 billion                                            0.55%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $2 billion                                              0.40%
-------------------------------------------------------------------
Next $2 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended September 30, 2008, the Advisor waived advisory fees of $6,780.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $1,176.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of Plan payments, up to 0.25% of the average daily net

12        AIM LEISURE FUND
assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2008, IADI advised the Fund that IADI retained $6,027 in front-end sales commissions from the sale of Class A shares and $3,202, $21,150, $2,904 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.


  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $458,481,357
--------------------------------------
Level 2                    80,959,942
--------------------------------------
Level 3                            --
======================================
                         $539,441,299
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $13,946.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended September 30, 2008, the Fund paid legal fees of $3,837 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


13        AIM LEISURE FUND

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of March 31, 2008.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2008 was $18,152,604 and $86,531,272, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $105,156,924
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (81,128,337)
================================================================================================
Net unrealized appreciation of investment securities                                $ 24,028,587
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $515,412,712.


NOTE 9--SHARE INFORMATION


                                                                             CHANGES IN SHARES OUTSTANDING
                                                             ------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                SEPTEMBER 30, 2008(a)               MARCH 31, 2008
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       377,529     $ 14,293,218      1,218,138     $  60,114,679
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        34,304        1,254,023        113,125         5,466,526
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        31,335        1,134,370        279,528        13,041,452
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                         5,962          233,190         21,533         1,059,768
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                308,211       11,654,637      1,251,137        60,865,111
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --        300,832        13,188,486
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --         58,543         2,498,623
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --         66,579         2,755,684
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --               --          1,609            70,504
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                     --               --      1,024,002        44,800,164
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        31,214        1,184,403         52,410         2,453,729
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (32,201)      (1,184,403)       (53,906)       (2,453,729)
=========================================================================================================================
Reacquired:
  Class A                                                    (1,065,940)     (40,049,529)    (1,855,057)      (86,975,692)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (116,882)      (4,308,205)      (189,973)       (8,536,402)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (199,956)      (7,163,339)      (483,709)      (20,312,689)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (3,891)        (141,232)        (4,575)         (225,565)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             (1,392,803)     (52,867,428)    (2,953,141)     (138,451,390)
=========================================================================================================================
                                                             (2,023,118)    $(75,960,295)    (1,152,925)    $ (50,640,741)
_________________________________________________________________________________________________________________________
=========================================================================================================================




(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


14        AIM LEISURE FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                 NET GAINS
                      NET ASSET      NET        (LOSSES) ON                 DIVIDENDS  DISTRIBUTIONS
                        VALUE,   INVESTMENT  SECURITIES (BOTH  TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                      BEGINNING    INCOME      REALIZED AND    INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                      OF PERIOD   (LOSS)(a)     UNREALIZED)    OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08              $39.82     $ 0.15         $(7.01)        $(6.86)     $   --        $   --         $   --       $32.96
Year ended 03/31/08      49.19       0.23          (5.72)         (5.49)      (0.37)        (3.51)         (3.88)       39.82
Year ended 03/31/07      43.45       0.15           9.20(e)        9.35       (1.05)        (2.56)         (3.61)       49.19
Year ended 03/31/06      45.61       0.15           2.60           2.75       (0.47)        (4.44)         (4.91)       43.45
Year ended 03/31/05      42.83      (0.05)          3.15           3.10       (0.32)           --          (0.32)       45.61
Year ended 03/31/04      30.88      (0.14)         12.09          11.95          --            --             --        42.83
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended
  09/30/08               38.68       0.00          (6.79)         (6.79)         --            --             --        31.89
Year ended 03/31/08      47.95      (0.13)         (5.55)         (5.68)      (0.08)        (3.51)         (3.59)       38.68
Year ended 03/31/07      42.46      (0.19)          8.96(e)        8.77       (0.72)        (2.56)         (3.28)       47.95
Year ended 03/31/06      44.86      (0.17)          2.54           2.37       (0.33)        (4.44)         (4.77)       42.46
Year ended 03/31/05      42.22      (0.32)          3.08           2.76       (0.12)           --          (0.12)       44.86
Year ended 03/31/04      30.65      (0.40)         11.97          11.57          --            --             --        42.22
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended
  09/30/08               37.51       0.00          (6.58)         (6.58)         --            --             --        30.93
Year ended 03/31/08      46.62      (0.12)         (5.40)         (5.52)      (0.08)        (3.51)         (3.59)       37.51
Year ended 03/31/07      41.35      (0.19)          8.74(e)        8.55       (0.72)        (2.56)         (3.28)       46.62
Year ended 03/31/06      43.82      (0.17)          2.47           2.30       (0.33)        (4.44)         (4.77)       41.35
Year ended 03/31/05      41.24      (0.31)          3.01           2.70       (0.12)           --          (0.12)       43.82
Year ended 03/31/04      30.00      (0.46)         11.70          11.24          --            --             --        41.24
-------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended
  09/30/08               39.75       0.10          (6.99)         (6.89)         --            --             --        32.86
Year ended 03/31/08      49.14       0.10          (5.71)         (5.61)      (0.27)        (3.51)         (3.78)       39.75
Year ended 03/31/07      43.41       0.04           9.19(e)        9.23       (0.94)        (2.56)         (3.50)       49.14
Year ended
  03/31/06(g)            43.91       0.02           4.38           4.40       (0.46)        (4.44)         (4.90)       43.41
-------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended
  09/30/08               39.74       0.15          (7.00)         (6.85)         --            --             --        32.89
Year ended 03/31/08      49.10       0.23          (5.71)         (5.48)      (0.37)        (3.51)         (3.88)       39.74
Year ended 03/31/07      43.37       0.15           9.19(e)        9.34       (1.05)        (2.56)         (3.61)       49.10
Year ended 03/31/06      45.54       0.16           2.59           2.75       (0.48)        (4.44)         (4.92)       43.37
Year ended 03/31/05      42.75      (0.00)          3.14           3.14       (0.35)           --          (0.35)       45.54
Year ended 03/31/04      30.83      (0.14)         12.06          11.92          --            --             --        42.75
_______________________________________________________________________________________________________________________________
===============================================================================================================================

                                                     RATIO OF
                                                     EXPENSES
                                                    TO AVERAGE      RATIO OF NET
                                                    NET ASSETS       INVESTMENT
                                   NET ASSETS,   WITH FEE WAIVERS  INCOME (LOSS)
                        TOTAL     END OF PERIOD   AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                      RETURN(b)  (000S OMITTED)      ABSORBED        NET ASSETS   TURNOVER(c)
---------------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08              (17.23)%    $ 90,760            1.27%(d)        0.76%(d)        3%
Year ended 03/31/08     (11.89)      135,813            1.18            0.48           14
Year ended 03/31/07      21.86(e)    181,748            1.23            0.33           20
Year ended 03/31/06       6.58       132,515            1.29            0.34           20
Year ended 03/31/05       7.23        87,068            1.42(f)        (0.11)           8
Year ended 03/31/04      38.70        66,510            1.48           (0.37)          20
---------------------------------------------------------------------------------------------
CLASS B
Six months ended
  09/30/08              (17.53)       19,013            2.02(d)         0.01(d)         3
Year ended 03/31/08     (12.54)       27,495            1.93           (0.27)          14
Year ended 03/31/07      20.95(e)     37,553            1.98           (0.42)          20
Year ended 03/31/06       5.81        34,272            2.02           (0.39)          20
Year ended 03/31/05       6.54        28,776            2.07(f)        (0.76)           8
Year ended 03/31/04      37.75        18,814            2.15(f)        (1.04)          20
---------------------------------------------------------------------------------------------
CLASS C
Six months ended
  09/30/08              (17.54)       22,058            2.02(d)         0.01(d)         3
Year ended 03/31/08     (12.56)       33,073            1.93           (0.27)          14
Year ended 03/31/07      20.98(e)     47,521            1.98           (0.42)          20
Year ended 03/31/06       5.78        33,549            2.02           (0.39)          20
Year ended 03/31/05       6.55        29,706            2.07(f)        (0.76)           8
Year ended 03/31/04      37.47        28,383            2.36           (1.25)          20
---------------------------------------------------------------------------------------------
CLASS R
Six months ended
  09/30/08              (17.33)          814            1.52(d)         0.51(d)         3
Year ended 03/31/08     (12.12)          903            1.43            0.23           14
Year ended 03/31/07      21.59(e)        203            1.48            0.08           20
Year ended
  03/31/06(g)            10.57            22           1 .52(h)         0.11(h)        20
---------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended
  09/30/08              (17.21)      363,934            1.27(d)         0.76(d)         3
Year ended 03/31/08     (11.89)      482,760            1.18            0.48           14
Year ended 03/31/07      21.88(e)    629,840            1.23            0.33           20
Year ended 03/31/06       6.60       568,321            1.27            0.36           20
Year ended 03/31/05       7.35       659,978            1.32(f)        (0.01)           8
Year ended 03/31/04      38.66       702,969            1.49           (0.38)          20
_____________________________________________________________________________________________
=============================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are based on average daily net assets (000's omitted) of $117,624, $24,115, $28,803, $930, and $441,446 for Class A, Class B, Class C, Class
     R, and Investor Class shares, respectively.
(e) Net gains (losses) on securities (both realized and unrealized) per share and total return includes a special dividend received of $10.00 per share owned of Cablevision Systems Corp. -- Class A on April 24, 2006. Net gains (losses) on securities (both realized and unrealized) per share excluding the special dividend are $8.81, $8.57, $8.35, $8.80 and $8.80 for Class A, Class B, Class C, Class R and Investor Class shares, respectively. Total returns excluding the special dividend are 20.89%, 19.97%, 19.97%, 20.62% and 20.90% for Class A, Class B, Class C, Class R and Investor Class shares, respectively.
(f) Ratio of expenses to average net assets without fee waivers and/or expenses absorbed for the year ended March 31, 2005 are 1.43%, 2.08%, 2.08% and 1.33%, for Class A, Class B, Class C and Investor Class shares respectively, and 2.26% for Class B, for the year ended March 31, 2004.
(g)  Commencement date of October 25, 2005.
(h)  Annualized.


15        AIM LEISURE FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


16        AIM LEISURE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (04/01/08)   (09/30/08)(1)   PERIOD(2)     (09/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $827.70        $5.82       $1,018.70       $ 6.43       1.27%
---------------------------------------------------------------------------------------------------
        B            1,000.00        824.70         9.24        1,014.94        10.20       2.02
---------------------------------------------------------------------------------------------------
        C            1,000.00        824.60         9.24        1,014.94        10.20       2.02
---------------------------------------------------------------------------------------------------
        R            1,000.00        826.70         6.96        1,017.45         7.69       1.52
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        827.90         5.82        1,018.70         6.43       1.27
---------------------------------------------------------------------------------------------------



((1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2008, through September 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
((2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.


17        AIM LEISURE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Sector Funds is required under the           comparative performance and fee data         weight to the various factors. The
Investment Company Act of 1940 to approve    regarding the AIM Funds prepared by an       Trustees recognized that the advisory
annually the renewal of the AIM Leisure      independent company, Lipper, Inc.            arrangements and resulting advisory fees
Fund's (the Fund) investment advisory        (Lipper), under the direction and            for the Fund and the other AIM Funds are
agreement with Invesco Aim Advisors, Inc.    supervision of the independent Senior        the result of years of review and
(Invesco Aim). During contract renewal       Officer who also prepares a separate         negotiation between the Trustees and
meetings held on June 17-19, 2008, the       analysis of this information for the         Invesco Aim, that the Trustees may focus
Board as a whole and the disinterested or    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
"independent" Trustees, voting separately,   recommendations to the Investments           these arrangements in some years than in
approved the continuance of the Fund's       Committee regarding the performance, fees    others, and that the Trustees'
investment advisory agreement for another    and expenses of their assigned funds. The    deliberations and conclusions in a
year, effective July 1, 2008. In doing so,   Investments Committee considers each         particular year may be based in part on
the Board determined that the Fund's         Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each      The discussion below serves as a
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     summary of the Senior Officer's
investment advisory agreement with           and sub-advisory agreements for another      independent written evaluation with
independent legal counsel from whom they     year.                                        respect to the Fund's investment advisory
received independent legal advice, and the                                                agreement as well as a discussion of the
independent Trustees also received           The independent Trustees are assisted in     material factors and related conclusions
assistance during their deliberations from   their annual evaluation of the Fund's        that formed the basis for the Board's
the independent Senior Officer, a            investment advisory agreements by the        approval of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
strategies and limitations of these funds.   investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to the Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of their assigned funds. During     particular factor that was controlling.      accordance with the terms of the Fund's
the contract                                 Each Trustee may have evaluated the          investment advisory agreement. In
                                             information provided differently             addition, based on their ongoing meetings
                                                                                          throughout the year with the Fund's
                                                                                          portfolio manager or


18   AIM LEISURE FUND                                                                                                      continued

managers, the Board concluded that these     improve the quality and efficiency of the    breakpoints in the Fund's advisory fee
individuals are competent and able to        services that Invesco Aim provides to the    schedule or through advisory fee waivers
continue to carry out their                  AIM Funds. The Board concluded that          or expense limitations. The Board noted
responsibilities under the Fund's            Invesco Aim continues to be responsive to    that the Fund's contractual advisory fee
investment advisory agreement.               the Board's focus on fund performance.       schedule includes six breakpoints and that
                                             Although the independent written             the level of the Fund's advisory fees, as
   In determining whether to continue the    evaluation of the Fund's Senior Officer      a percentage of the Fund's net assets, has
Fund's advisory investment agreement, the    only considered Fund performance through     decreased as net assets increased because
Board considered the prior relationship      the most recent calendar year, the Board     of the breakpoints. Based on this
between Invesco Aim and the Fund, as well    also reviewed more recent Fund performance   information, the Board concluded that the
as the Board's knowledge of Invesco Aim's    and this review did not change their         Fund's advisory fees appropriately reflect
operations, and concluded that it was        conclusions.                                 economies of scale at current asset
beneficial to maintain the current                                                        levels. The Board also noted that the Fund
relationship, in part, because of such          C. Advisory Fees and Fee Waivers          shares directly in economies of scale
knowledge. The Board also considered the                                                  through lower fees charged by third party
steps that Invesco Aim and its affiliates    The Board compared the Fund's contractual    service providers based on the combined
have taken over the last several years to    advisory fee rate to the contractual         size of all of the AIM Funds and
improve the quality and efficiency of the    advisory fee rates of funds in the Fund's    affiliates.
services they provide to the AIM Funds in    Lipper expense group that are not managed
the areas of investment performance,         by Invesco Aim, at a common asset level         E. Profitability and Financial
product line diversification,                and as of the end of the past calendar             Resources of Invesco Aim
distribution, fund operations, shareholder   year. The Board noted that the Fund's
services and compliance. The Board           contractual advisory fee rate was below      The Board reviewed information from
concluded that the quality and efficiency    the median contractual advisory fee rate     Invesco Aim concerning the costs of the
of the services Invesco Aim and its          of funds in its expense group. The Board     advisory and other services that Invesco
affiliates provide to the AIM Funds in       also reviewed the methodology used by        Aim and its affiliates provide to the Fund
each of these areas have generally           Lipper in determining contractual fee        and the profitability of Invesco Aim and
improved, and support the Board's approval   rates.                                       its affiliates in providing these
of the continuance of the Fund's                                                          services. The Board also reviewed
investment advisory agreement.                  The Board also compared the Fund's        information concerning the financial
                                             effective fee rate (the advisory fee after   condition of Invesco Aim and its
   B. Fund Performance                       any advisory fee waivers and before any      affiliates. The Board also reviewed with
                                             expense limitations/ waivers) to the         Invesco Aim the methodology used to
Because there were only three funds          advisory fee rates of other clients of       prepare the profitability information. The
identified by Invesco Aim in the Fund's      Invesco Aim and its affiliates with          Board considered the overall profitability
performance group for inclusion in the       investment strategies comparable to those    of Invesco Aim, as well as the
Lipper reports, the Board compared the       of the Fund, including one mutual fund       profitability of Invesco Aim in connection
Fund's performance during the past one,      advised by Invesco Aim.                      with managing the Fund. The Board noted
three and five calendar years to the                                                      that Invesco Aim continues to operate at a
performance of funds in the Fund's              The Board noted that the Fund's rate      net profit, although increased expenses in
performance universe identified by Lipper,   was below the rate for the other mutual      recent years have reduced the
and against the performance of all funds     fund. The Board noted that Invesco Aim has   profitability of Invesco Aim and its
in the S&P 500 Index. The Board also         not proposed any fee waivers or expense      affiliates. The Board concluded that the
reviewed the criteria used by Invesco Aim    limitations for the Fund. The Board          Fund's fees were fair and reasonable, and
to identify the funds in the Fund's          concluded that it was not necessary at       that the level of profits realized by
performance group for inclusion in the       this time to discuss with Invesco Aim        Invesco Aim and its affiliates from
Lipper reports and the methodology used by   whether to implement any fee waivers or      providing services to the Fund was not
Lipper to identify the performance           expense limitations because the total        excessive in light of the nature, quality
universe. The Board noted that the Fund's    expenses of most classes of the Fund, net    and extent of the services provided. The
performance was in the fourth quintile of    of transfer agent fees above the median,     Board considered whether Invesco Aim is
its Lipper performance universe for the      were at or below the median total expense    financially sound and has the resources
one year period and the third quintile for   of the funds in the Fund's Lipper expense    necessary to perform its obligations under
the three and five year periods (the first   group that are not managed by Invesco Aim.   the Fund's investment advisory agreement,
quintile being the best performing funds                                                  and concluded that Invesco Aim has the
and the fifth quintile being the worst          After taking account of the Fund's        financial resources necessary to fulfill
performing funds). The Board noted that      contractual advisory fee rate, as well as    these obligations.
the Fund's performance was below the         the comparative advisory fee information
performance of the Index for the one,        discussed above, the Board concluded that       F. Independent Written Evaluation of
three and five year periods. The Board       the Fund's advisory fees were fair and             the Fund's Senior Officer
noted that Invesco Aim acknowledges the      reasonable.
Fund's underperformance because of shorter                                                The Board noted that, at their direction,
term performance results and continues to       D. Economies of Scale and Breakpoints     the Senior Officer of the Fund, who is
monitor the Fund. The Board also                                                          independent of Invesco Aim and Invesco
considered the steps Invesco Aim has taken   The Board considered the extent to which     Aim's affiliates, had prepared an
over the last several years to               there are economies of scale in Invesco      independent written evaluation to assist
                                             Aim's provision of advisory services to      the Board in determining the
                                             the Fund. The Board also considered          reasonableness of the proposed management
                                             whether the Fund benefits from such          fees of
                                             economies of scale through contractual


19   AIM LEISURE FUND                                                                                                      continued

the AIM Funds, including the Fund. The       funds advised by Invesco Aim pursuant to     Affiliated Sub-Advisers in managing the
Board noted that they had relied upon the    procedures approved by the Board. The        Fund.
Senior Officer's written evaluation          Board noted that Invesco Aim will receive
instead of a competitive bidding process.    advisory fees from these affiliated money       B. Fund Performance
In determining whether to continue the       market funds attributable to such
Fund's investment advisory agreement, the    investments, although Invesco Aim has        The Board did not view Fund performance as
Board considered the Senior Officer's        contractually agreed to waive through at     a relevant factor in considering whether
written evaluation.                          least June 30, 2009, the advisory fees       to approve the sub-advisory agreements for
                                             payable by the Fund in an amount equal to    the Fund, as no Affiliated Sub-Adviser
   G. Collateral Benefits to Invesco Aim     100% of the net advisory fees Invesco Aim    currently manages any portion of the
      and its Affiliates                     receives from the affiliated money market    Fund's assets.
                                             funds with respect to the Fund's
The Board considered various other           investment of uninvested cash, but not          C. Sub-Advisory Fees
benefits received by Invesco Aim and its     cash collateral. The Board considered the
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    The Board considered the services to be
relationship with the Fund, including the    noted that it remains in effect until at     provided by the Affiliated Sub-Advisers
fees received by Invesco Aim and its         least June 30, 2009. The Board concluded     pursuant to the sub-advisory agreements
affiliates for their provision of            that the Fund's investment of uninvested     and the services to be provided by Invesco
administrative, transfer agency and          cash and cash collateral from any            Aim pursuant to the Fund's investment
distribution services to the Fund. The       securities lending arrangements in the       advisory agreement, as well as the
Board considered the performance of          affiliated money market funds is in the      allocation of fees between Invesco Aim and
Invesco Aim and its affiliates in            best interests of the Fund and its           the Affiliated Sub-Advisers pursuant to
providing these services and the             shareholders.                                the sub-advisory agreements. The Board
organizational structure employed by                                                      noted that the sub-advisory fees have no
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  direct effect on the Fund or its
these services. The Board also considered                                                 shareholders, as they are paid by Invesco
that these services are provided to the         A. Nature, Extent and Quality of          Aim to the Affiliated Sub-Advisers, and
Fund pursuant to written contracts which           Services Provided by Affiliated        that Invesco Aim and the Affiliated
are reviewed and approved on an annual             Sub-Advisers                           Sub-Advisers are affiliates. After taking
basis by the Board. The Board concluded                                                   account of the Fund's contractual
that Invesco Aim and its affiliates were     The Board reviewed the services to be        sub-advisory fee rate, as well as other
providing these services in a satisfactory   provided by Invesco Trimark Ltd., Invesco    relevant factors, the Board concluded that
manner and in accordance with the terms of   Asset Management Deutschland, GmbH,          the Fund's sub-advisory fees were fair and
their contracts, and were qualified to       Invesco Asset Management Limited, Invesco    reasonable.
continue to provide these services to the    Asset Management (Japan) Limited, Invesco
Fund.                                        Australia Limited, Invesco Global Asset         D. Financial Resources of the
                                             Management (N.A.), Inc., Invesco Hong Kong         Affiliated Sub-Advisers
   The Board considered the benefits         Limited, Invesco Institutional (N.A.),
realized by Invesco Aim as a result of       Inc. and Invesco Senior Secured              The Board considered whether each
portfolio brokerage transactions executed    Management, Inc. (collectively, the          Affiliated Sub-Adviser is financially
through "soft dollar" arrangements. Under    "Affiliated Sub-Advisers") under the         sound and has the resources necessary to
these arrangements, portfolio brokerage      sub-advisory agreements and the              perform its obligations under its
commissions paid by the Fund and/or other    credentials and experience of the officers   respective sub-advisory agreement, and
funds advised by Invesco Aim are used to     and employees of the Affiliated              concluded that each Affiliated Sub-Adviser
pay for research and execution services.     Sub-Advisers who will provide these          has the financial resources necessary to
The Board noted that soft dollar             services. The Board concluded that the       fulfill these obligations.
arrangements shift the payment obligation    nature, extent and quality of the services
for the research and execution services      to be provided by the Affiliated
from Invesco Aim to the funds and            Sub-Advisers were appropriate. The Board
therefore may reduce Invesco Aim's           noted that the Affiliated Sub-Advisers,
expenses. The Board also noted that          which have offices and personnel that are
research obtained through soft dollar        geographically dispersed in financial
arrangements may be used by Invesco Aim in   centers around the world, have been formed
making investment decisions for the Fund     in part for the purpose of researching and
and may therefore benefit Fund               compiling information and making
shareholders. The Board concluded that       recommendations on the markets and
Invesco Aim's soft dollar arrangements       economies of various countries and
were appropriate. The Board also concluded   securities of companies located in such
that, based on their review and              countries or on various types of
representations made by Invesco Aim, these   investments and investment techniques, and
arrangements were consistent with            providing investment advisory services.
regulatory requirements.                     The Board concluded that the sub-advisory
                                             agreements will benefit the Fund and its
   The Board considered the fact that the    shareholders by permitting Invesco Aim to
Fund's uninvested cash and cash collateral   utilize the additional resources and
from any securities lending arrangements     talent of the
may be invested in money market


20   AIM LEISURE FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of   -  EFFICIENT. Stop waiting for regular mail. Your documents
   trees used to produce paper.                                      will be sent via email as soon as they're available.

-  ECONOMICAL. Help reduce your fund's printing and delivery      -  EASY. Download, save and print files using your home
   expenses and put more capital back in your fund's returns.        computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to           [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco      -- SERVICE MARK --
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management
Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                  invescoaim.com   I-LEI-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
-- SERVICE MARK --

                          AIM TECHNOLOGY FUND
                          Semiannual Report to Shareholders o September 30, 2008

                               [MOUNTAIN GRAPHIC]

2    Letter to Shareholders
3    Fund Performance
4    Schedule of Investments
6    Financial Statements
9    Notes to Financial Statements
16   Financial Highlights
18   Fund Expenses
19   Approval of Investment Advisory Agreement

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE


                         Dear Fellow Shareholders:

                            As I write this letter, turbulent financial markets are causing considerable investor anxiety, reminding
     [CROCKETT           us again that markets are cyclical and the correction of excess is often painful, at least in the short
       PHOTO]            term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance,
    Bruce Crockett       contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
                         Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and
a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as
Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


2   AIM TECHNOLOGY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 3/31/08 to 9/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   -9.97%
Class B Shares                                                                  -10.32
Class C Shares                                                                  -10.30
Investor Class Shares                                                            -9.98
S&P 500 Index#(Broad Market Index)                                              -10.85
S&P North American Technology Sector Index# (Style-Specific Index)               -9.73
Lipper Science & Technology Funds Index# (Peer Group Index)                     -11.67

# Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX is a modified capitalization-weighted index composed of companies involved in the technology industry.

   LIPPER SCIENCE & TECHNOLOGY FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Science & Technology Funds category. These funds invest primarily in the equity securities of domestic companies engaged in science and technology.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

==========================================
AVERAGE ANNUAL TOTAL RETURNS                 DISTRIBUTIONS, CHANGES IN NET ASSET VALUE       CLASS A SHARE PERFORMANCE REFLECTS THE
                                             AND THE EFFECT OF THE MAXIMUM SALES CHARGE   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
As of 9/30/08, including maximum             UNLESS OTHERWISE STATED. PERFORMANCE         AND CLASS C SHARE PERFORMANCE REFLECTS THE
applicable sales charges                     FIGURES DO NOT REFLECT DEDUCTION OF TAXES    APPLICABLE CONTINGENT DEFERRED SALES
                                             A SHAREHOLDER WOULD PAY ON FUND              CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
CLASS A SHARES                               DISTRIBUTIONS OR SALE OF FUND SHARES.        CDSC ON CLASS B SHARES DECLINES FROM 5%
Inception (3/28/02)                 -5.01%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
 5 Years                            -0.32    FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     THE BEGINNING OF THE SEVENTH YEAR. THE
 1 Year                            -34.14    LOSS WHEN YOU SELL SHARES.                   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                                                                          YEAR AFTER PURCHASE. INVESTOR CLASS SHARES
CLASS B SHARES                                  THE NET ANNUAL FUND OPERATING EXPENSE     DO NOT HAVE A FRONT-END SALES CHARGE OR A
Inception (3/28/02)                 -4.91%   RATIO SET FORTH IN THE MOST RECENT FUND      CDSC; THEREFORE, PERFORMANCE IS AT NET
 5 Years                            -0.32    PROSPECTUS AS OF THE DATE OF THIS REPORT     ASSET VALUE.
 1 Year                            -34.32    FOR CLASS A, CLASS B, CLASS C AND INVESTOR
                                             CLASS SHARES WAS 1.56%, 2.31%, 2.31% AND        THE PERFORMANCE OF THE FUND'S SHARE
CLASS C SHARES                               1.53%, RESPECTIVELY.(1) THE TOTAL ANNUAL     CLASSES WILL DIFFER PRIMARILY DUE TO
Inception (2/14/00)                -15.53%   FUND OPERATING EXPENSE RATIO SET FORTH IN    DIFFERENT SALES CHARGE STRUCTURES AND
 5 Years                             0.09    THE MOST RECENT FUND PROSPECTUS AS OF THE    CLASS EXPENSES.
 1 Year                            -31.55    DATE OF THIS REPORT FOR CLASS A, CLASS B,
                                             CLASS C AND INVESTOR CLASS SHARES WAS           HAD THE ADVISOR NOT WAIVED FEES AND/OR
INVESTOR CLASS SHARES                        1.57%, 2.32%, 2.32% AND 1.54%,               REIMBURSED EXPENSES IN THE PAST FOR THE
Inception (1/19/84)                  9.26%   RESPECTIVELY. THE EXPENSE RATIOS PRESENTED   FUND'S CLASS A, CLASS B AND CLASS C
10 Years                            -1.01    ABOVE MAY VARY FROM THE EXPENSE RATIOS       SHARES, PERFORMANCE WOULD HAVE BEEN LOWER.
 5 Years                             0.78    PRESENTED IN OTHER SECTIONS OF THIS REPORT
 1 Year                            -30.32    THAT ARE BASED ON EXPENSES INCURRED DURING   1  Total annual operating expenses less
                                             THE PERIOD COVERED BY THIS REPORT.              any contractual fee waivers and/or
                                                                                             expense reimbursements by the advisor
==========================================                                                   in effect through at least June
                                                                                             30, 2009. See current prospectus for
THE PERFORMANCE DATA QUOTED REPRESENT PAST                                                   more information.
PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
VISIT INVESCOAIM. COM FOR THE MOST RECENT
MONTH-END PERFORMANCE. PERFORMANCE FIGURES
REFLECT REINVESTED


2   AIM TECHNOLOGY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of September 30, 2008



-------------------------------------------------------------------------
Information Technology                                               89.4%
-------------------------------------------------------------------------
Telecommunication Services                                            2.1
-------------------------------------------------------------------------
Financials                                                            2.0
-------------------------------------------------------------------------
Consumer Discretionary                                                1.6
-------------------------------------------------------------------------
US Treasury Bills, Money Market Funds Plus Other Assets Less
  Liabilities                                                         4.9
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

September 30, 2008
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-95.05%

ADVERTISING-0.94%

Focus Media Holding Ltd.-ADR (China)(b)(c)                192,874    $   5,498,838
==================================================================================


APPLICATION SOFTWARE-10.83%

Adobe Systems Inc.(b)(c)                                  623,295       24,601,454
----------------------------------------------------------------------------------
Amdocs Ltd.(b)(c)                                         517,784       14,176,926
----------------------------------------------------------------------------------
ANSYS, Inc.(b)(c)                                         177,180        6,709,806
----------------------------------------------------------------------------------
Autodesk, Inc.(b)(c)                                      371,660       12,469,193
----------------------------------------------------------------------------------
Nuance Communications, Inc.(b)(c)                         426,578        5,199,986
==================================================================================
                                                                        63,157,365
==================================================================================


COMMUNICATIONS EQUIPMENT-18.56%

Brocade Communications Systems, Inc.(c)                   522,207        3,039,245
----------------------------------------------------------------------------------
Cisco Systems, Inc.(c)                                  1,098,652       24,785,589
----------------------------------------------------------------------------------
CommScope, Inc.(b)(c)                                     307,567       10,654,121
----------------------------------------------------------------------------------
Corning Inc.(b)                                           849,922       13,292,780
----------------------------------------------------------------------------------
Harris Corp.(b)                                           205,958        9,515,260
----------------------------------------------------------------------------------
NICE Systems Ltd.-ADR (Israel)(b)(c)                      470,260       12,809,882
----------------------------------------------------------------------------------
Nokia-ADR (Finland)(b)                                    483,533        9,017,890
----------------------------------------------------------------------------------
Nortel Networks Corp. (Canada)(b)(c)                       12,833           28,746
----------------------------------------------------------------------------------
Polycom, Inc.(b)(c)                                       246,487        5,701,244
----------------------------------------------------------------------------------
Qualcomm Inc.                                             334,348       14,366,934
----------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)(c)                     73,665        5,031,320
==================================================================================
                                                                       108,243,011
==================================================================================


COMPUTER HARDWARE-8.48%

Apple Inc.(c)                                             143,695       16,332,374
----------------------------------------------------------------------------------
Dell Inc.(b)(c)                                           395,312        6,514,742
----------------------------------------------------------------------------------
Hewlett-Packard Co.(b)                                    478,547       22,128,013
----------------------------------------------------------------------------------
Teradata Corp.(c)                                         228,868        4,462,926
==================================================================================
                                                                        49,438,055
==================================================================================


COMPUTER STORAGE & PERIPHERALS-3.48%

EMC Corp.(b)(c)                                           975,441       11,666,274
----------------------------------------------------------------------------------
NetApp, Inc.(b)(c)                                        345,381        6,296,296
----------------------------------------------------------------------------------
Seagate Technology(b)                                     192,827        2,337,063
==================================================================================
                                                                        20,299,633
==================================================================================
DATA PROCESSING & OUTSOURCED SERVICES-1.87%

Alliance Data Systems Corp.(b)(c)                         113,226        7,176,264
----------------------------------------------------------------------------------
VeriFone Holdings, Inc.(b)(c)                             227,500        3,762,850
==================================================================================
                                                                        10,939,114
==================================================================================


ELECTRONIC COMPONENTS-2.70%

Amphenol Corp.-Class A(b)                                 240,389        9,649,214
----------------------------------------------------------------------------------
Dolby Laboratories Inc.-Class A(c)                        172,977        6,087,061
==================================================================================
                                                                        15,736,275
==================================================================================


HOME ENTERTAINMENT SOFTWARE-3.82%

Activision Blizzard, Inc.(b)(c)                         1,166,070       17,992,460
----------------------------------------------------------------------------------
Nintendo Co., Ltd. (Japan)(d)                              10,300        4,289,147
==================================================================================
                                                                        22,281,607
==================================================================================


INTERNET RETAIL-0.63%

Amazon.com, Inc.(b)(c)                                     50,234        3,655,026
==================================================================================


INTERNET SOFTWARE & SERVICES-10.15%

Akamai Technologies, Inc.(b)(c)                           262,451        4,577,145
----------------------------------------------------------------------------------
Ariba, Inc.(b)(c)                                         554,738        7,838,448
----------------------------------------------------------------------------------
DivX, Inc.(b)(c)                                          310,872        2,011,342
----------------------------------------------------------------------------------
eBay Inc.(c)                                              569,870       12,753,691
----------------------------------------------------------------------------------
Equinix, Inc.(b)(c)                                       101,552        7,053,802
----------------------------------------------------------------------------------
Google Inc.-Class A(b)(c)                                  41,157       16,484,202
----------------------------------------------------------------------------------
Omniture, Inc.(b)(c)                                      207,487        3,809,461
----------------------------------------------------------------------------------
Yahoo! Inc.(b)(c)                                         268,663        4,647,870
==================================================================================
                                                                        59,175,961
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM TECHNOLOGY FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES-2.38%

Cognizant Technology Solutions Corp.-Class A(b)(c)        609,363    $  13,911,757
==================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.96%

BlueStream Ventures L.P. (Acquired 08/03/00-
  06/13/08; Cost $25,801,962)(c)(e)(f)(g)                      --       11,422,823
==================================================================================


SEMICONDUCTOR EQUIPMENT-2.82%

Applied Materials, Inc.(b)                                487,164        7,370,791
----------------------------------------------------------------------------------
ASML Holding N.V.-New York Shares (Netherlands)(b)        216,700        3,816,087
----------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(b)(c)                     185,761        5,249,606
==================================================================================
                                                                        16,436,484
==================================================================================


SEMICONDUCTORS-12.97%

Broadcom Corp.-Class A(b)(c)                              585,970       10,916,621
----------------------------------------------------------------------------------
Intel Corp.(b)                                            889,018       16,651,307
----------------------------------------------------------------------------------
Marvell Technology Group Ltd.(b)(c)                       749,582        6,971,113
----------------------------------------------------------------------------------
National Semiconductor Corp.(b)                           633,405       10,900,900
----------------------------------------------------------------------------------
ON Semiconductor Corp.(b)(c)                            1,335,452        9,027,656
----------------------------------------------------------------------------------
Supertex, Inc.(b)(c)                                      110,646        3,115,791
----------------------------------------------------------------------------------
Texas Instruments Inc.(b)                                 339,257        7,294,025
----------------------------------------------------------------------------------
Xilinx, Inc.(b)                                           458,700       10,756,515
==================================================================================
                                                                        75,633,928
==================================================================================


SYSTEMS SOFTWARE-11.33%

Check Point Software Technologies Ltd.
  (Israel)(b)(c)                                          595,367       13,538,646
----------------------------------------------------------------------------------
McAfee Inc.(b)(c)                                         368,486       12,513,784
----------------------------------------------------------------------------------
Microsoft Corp.(b)                                        853,941       22,791,685
----------------------------------------------------------------------------------
Oracle Corp.(b)(c)                                        533,673       10,838,899
----------------------------------------------------------------------------------
Red Hat, Inc.(b)(c)                                       425,440        6,411,381
==================================================================================
                                                                        66,094,395
==================================================================================


WIRELESS TELECOMMUNICATION SERVICES-2.13%

American Tower Corp.-Class A(b)(c)                        346,285       12,455,871
==================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $551,674,133)                                             554,380,143
==================================================================================


                                                       PRINCIPAL
                                                        AMOUNT
U.S. TREASURY BILLS-0.16%

  1.81%, 01/15/09 (Cost $944,933)(h)(i)              $    950,000          947,207
==================================================================================


                                                        SHARES

MONEY MARKET FUNDS-3.31%

Liquid Assets Portfolio-Institutional Class(j)          9,663,467        9,663,467
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(j)                9,663,467        9,663,467
==================================================================================
     Total Money Market Funds (Cost $19,326,934)                        19,326,934
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-98.52% (Cost $571,946,000)                                     574,654,284
==================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN




MONEY MARKET FUNDS-26.34%

Liquid Assets Portfolio-Institutional Class (Cost
  $153,622,847)(j)(k)                                 153,622,847      153,622,847
==================================================================================
TOTAL INVESTMENTS-124.86% (Cost $725,568,847)                          728,277,131
==================================================================================
OTHER ASSETS LESS LIABILITIES-(24.86)%                                (145,019,240)
==================================================================================
NET ASSETS-100.00%                                                     583,257,891
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at September 30, 2008.
(c)   Non-income producing security.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at September 30, 2008 represented 0.74% of the Fund's Net Assets. See Note 1A.
(e) The Fund has a 10.29% ownership of BlueStream Ventures L.P. ("BlueStream") and has a remaining commitment of $829,416 to purchase additional interests in BlueStream, which is subject to the terms of the limited partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security at September 30, 2008 represented 1.96% of the Fund's Net Assets. Note 4.
(f) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2008 represented 1.96% of the Fund's Net Assets. This security is considered to be illiquid at September 30, 2008. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2008 represented 1.96% of the Fund's Net Assets. See Note 1A.
(h) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at September 30, 2008 represented 0.16% of the Fund's Net Assets. See Note 1A.
(i) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.
(k) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $526,817,104)*                          $ 543,904,527
-------------------------------------------------------
Investments in affiliates, at value
  (Cost $198,751,743)                       184,372,604
=======================================================
     Total investments (Cost
       $725,568,847)                        728,277,131
=======================================================
Foreign currencies, at value (Cost
  $11,539,624)                               11,202,961
-------------------------------------------------------
Receivables for:
  Investments sold                            5,563,198
-------------------------------------------------------
  Fund shares sold                              313,409
-------------------------------------------------------
  Dividends                                     203,645
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             283,016
-------------------------------------------------------
Other assets                                     37,084
=======================================================
     Total assets                           745,880,444
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       6,270,559
-------------------------------------------------------
  Fund shares reacquired                      1,203,630
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                 153,622,847
-------------------------------------------------------
  Accrued fees to affiliates                    778,662
-------------------------------------------------------
  Accrued other operating expenses              356,595
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              390,260
=======================================================
     Total liabilities                      162,622,553
=======================================================
Net assets applicable to shares
  outstanding                             $ 583,257,891
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $ 960,002,266
-------------------------------------------------------
Undistributed net investment income
  (loss)                                     (2,997,317)
-------------------------------------------------------
Undistributed net realized gain (loss)     (376,118,550)
-------------------------------------------------------
Unrealized appreciation                       2,371,492
=======================================================
                                          $ 583,257,891
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                   $ 183,249,857
_______________________________________________________
=======================================================
Class B                                   $  27,384,721
_______________________________________________________
=======================================================
Class C                                   $  13,503,517
_______________________________________________________
=======================================================
Investor Class                            $ 359,111,954
_______________________________________________________
=======================================================
Institutional Class                       $       7,842
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                       7,958,538
_______________________________________________________
=======================================================
Class B                                       1,249,901
_______________________________________________________
=======================================================
Class C                                         633,133
_______________________________________________________
=======================================================
Investor Class                               15,735,710
_______________________________________________________
=======================================================
Institutional Class                               320.6
_______________________________________________________
=======================================================
Class A:
  Net asset value per share               $       23.03
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $23.03 divided
     by 94.50%)                           $       24.37
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                            $       21.91
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                            $       21.33
_______________________________________________________
=======================================================
Investor Class:
  Net asset value and offering price
     per share                            $       22.82
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $       24.46
_______________________________________________________
=======================================================



* At September 30, 2008, securities with an aggregate value of $156,111,559 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TECHNOLOGY FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $93,570)                             $  1,677,705
------------------------------------------------------------------------------------------------
Dividends from affiliates (includes securities lending income of $517,613)             1,299,402
------------------------------------------------------------------------------------------------
Interest                                                                                  12,131
================================================================================================
     Total investment income                                                           2,989,238
================================================================================================


EXPENSES:

Advisory fees                                                                          2,498,558
------------------------------------------------------------------------------------------------
Administrative services fees                                                             102,525
------------------------------------------------------------------------------------------------
Custodian fees                                                                            20,849
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                282,635
------------------------------------------------------------------------------------------------
  Class B                                                                                180,398
------------------------------------------------------------------------------------------------
  Class C                                                                                 83,037
------------------------------------------------------------------------------------------------
  Investor Class                                                                         547,912
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Investor                                            2,264,997
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                           5
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 16,755
------------------------------------------------------------------------------------------------
Other                                                                                    230,071
================================================================================================
     Total expenses                                                                    6,227,742
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (514,750)
------------------------------------------------------------------------------------------------
     Net expenses                                                                      5,712,992
------------------------------------------------------------------------------------------------
Net investment income (loss)                                                          (2,723,754)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities sold to affiliates of
     $445,951)                                                                        19,890,244
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (77,172)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                    1,338,705
================================================================================================
                                                                                      21,151,777
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (81,040,795)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (382,493)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (176,229)
================================================================================================
                                                                                     (81,599,517)
================================================================================================
Net realized and unrealized gain (loss)                                              (60,447,740)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(63,171,494)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2008 and the year ended March 31, 2008 (Unaudited)



                                                                          SEPTEMBER 30,      MARCH 31,
                                                                               2008             2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $  (2,723,754)   $  (7,189,517)
--------------------------------------------------------------------------------------------------------
  Net realized gain                                                          21,151,777       10,960,682
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (81,599,517)     (76,832,106)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (63,171,494)     (73,060,941)
========================================================================================================
Share transactions-net:
  Class A                                                                   (13,709,522)     (44,390,972)
--------------------------------------------------------------------------------------------------------
  Class B                                                                    (8,336,814)     (19,284,449)
--------------------------------------------------------------------------------------------------------
  Class C                                                                    (1,090,872)      (3,277,546)
--------------------------------------------------------------------------------------------------------
  Investor Class                                                            (27,218,650)    (127,690,144)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --           (1,933)
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (50,355,858)    (194,645,044)
========================================================================================================
     Net increase (decrease) in net assets                                 (113,527,352)    (267,705,985)
========================================================================================================


NET ASSETS:

  Beginning of period                                                       696,785,243      964,491,228
========================================================================================================
  End of period (including undistributed net investment income (loss)
     of $(2,997,317) and $(273,563), respectively)                        $ 583,257,891    $ 696,785,243
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Technology Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is capital growth.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


9        AIM TECHNOLOGY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.


10        AIM TECHNOLOGY FUND

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.75%
-------------------------------------------------------------------
Next $350 million                                            0.65%
-------------------------------------------------------------------
Next $1.3 billion                                            0.55%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $2 billion                                              0.40%
-------------------------------------------------------------------
Next $2 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Investor Class and Institutional Class shares to 1.55%, 2.30%, 2.30%, 1.55% and 1.30% of average daily net assets, respectively, through at least June 30, 2009. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits

11        AIM TECHNOLOGY FUND
are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended September 30, 2008, the Advisor waived advisory fees of $45,742 and reimbursed class level expenses of $429,408 for Class A, Class B, Class C and Investor Class shares in proportion to the relative net assets of such classes.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $4,218.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2008, IADI advised the Fund that IADI retained $11,192 in front-end sales commissions from the sale of Class A shares and $56, $20,898 and $452 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.


12        AIM TECHNOLOGY FUND

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $711,617,954
--------------------------------------
Level 2                     5,236,354
--------------------------------------
Level 3                    11,422,823
======================================
                         $728,277,131
______________________________________
======================================



NOTE 4--INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended September 30, 2008.

                                                                                 CHANGE IN
                                                                                UNREALIZED
                                    VALUE        PURCHASES      PROCEEDS       APPRECIATION         VALUE        DIVIDEND
                                   03/31/08       AT COST      FROM SALES     (DEPRECIATION)       09/30/08       INCOME
-------------------------------------------------------------------------------------------------------------------------
BlueStream Ventures L.P.         $11,660,283      $829,415         $--          $(1,066,875)     $11,422,823        $--
_________________________________________________________________________________________________________________________
=========================================================================================================================

                                   REALIZED
                                 GAIN (LOSS)
--------------------------------------------
BlueStream Ventures L.P.             $--
____________________________________________
============================================



NOTE 5--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2008, the Fund engaged in securities purchases of $3,335,235 and securities sales of $579,075, which resulted in net realized gains of $445,951.

NOTE 6--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $35,382.

NOTE 7--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended September 30, 2008, the Fund paid legal fees of $3,956 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 8--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


13        AIM TECHNOLOGY FUND

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $228,842,402 of capital loss carryforward in the fiscal year ended March 31, 2009.

  The Fund had a capital loss carryforward as of March 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
March 31, 2010                                                                     $ 21,869,153
-----------------------------------------------------------------------------------------------
March 31, 2011                                                                      367,910,113
===============================================================================================
Total capital loss carryforward                                                    $389,779,266
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of AIM New Technology Fund, AIM Global Science & Technology Fund and INVESCO Telecommunications Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2008 was $259,165,629 and $249,024,867, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 91,368,406
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (83,652,863)
================================================================================================
Net unrealized appreciation of investment securities                                $  7,715,543
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $720,561,588.




14        AIM TECHNOLOGY FUND

NOTE 11--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                SEPTEMBER 30, 2008(a)               MARCH 31, 2008
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       690,928     $ 18,987,505      1,032,191     $  32,029,351
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        89,730        2,320,627        204,705         5,951,906
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        57,489        1,456,179        150,130         4,279,397
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                581,489       15,641,648      1,427,321        43,272,485
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --            269             9,664
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       258,584        7,030,322        362,234        10,164,311
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (271,161)      (7,030,322)      (378,464)      (10,164,311)
=========================================================================================================================
Reacquired:
  Class A                                                    (1,484,753)     (39,727,349)    (2,902,938)      (86,584,634)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (142,346)      (3,627,119)      (526,753)      (15,072,044)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (102,101)      (2,547,051)      (273,622)       (7,556,943)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             (1,610,921)     (42,860,298)    (5,766,776)     (170,962,629)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --           (363)          (11,597)
=========================================================================================================================
                                                             (1,933,062)    $(50,355,858)    (6,672,066)    $(194,645,044)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 11% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is owned beneficially.


15        AIM TECHNOLOGY FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                  (LOSSES) ON
                        NET ASSET       NET        SECURITIES
                          VALUE,    INVESTMENT   (BOTH REALIZED   TOTAL FROM     NET ASSET                   NET ASSETS,
                        BEGINNING     INCOME           AND        INVESTMENT   VALUE, END OF     TOTAL      END OF PERIOD
                        OF PERIOD    (LOSS)(A)     UNREALIZED)    OPERATIONS       PERIOD      RETURN(B)   (000S OMITTED)
-------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08                $25.58      $(0.10)        $(2.45)(d)     $(2.55)        $23.03         (9.97)%(d) $  183,250
Year ended 03/31/08        28.49       (0.23)         (2.68)         (2.91)         25.58        (10.21)        217,236
Year ended 03/31/07        28.45       (0.30)          0.34           0.04          28.49          0.14         284,962
Year ended 03/31/06        23.59       (0.28)          5.14           4.86          28.45         20.60         329,461
Year ended 03/31/05        24.71       (0.19)         (0.93)         (1.12)         23.59         (4.53)        314,755
Year ended 03/31/04        16.98       (0.33)          8.06           7.73          24.71         45.52         410,407
-------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended
  09/30/08                 24.43       (0.19)         (2.33)(d)      (2.52)         21.91        (10.32)(d)      27,385
Year ended 03/31/08        27.42       (0.44)         (2.55)         (2.99)         24.43        (10.90)         38,443
Year ended 03/31/07        27.59       (0.48)          0.31          (0.17)         27.42         (0.62)         62,355
Year ended 03/31/06        23.04       (0.45)          5.00           4.55          27.59         19.75          81,212
Year ended 03/31/05        24.29       (0.34)         (0.91)         (1.25)         23.04         (5.15)         88,240
Year ended 03/31/04        16.84       (0.48)          7.93           7.45          24.29         44.24         125,597
-------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended
  09/30/08                 23.78       (0.18)         (2.27)(d)      (2.45)         21.33        (10.30)(d)      13,504
Year ended 03/31/08        26.69       (0.42)         (2.49)         (2.91)         23.78        (10.90)         16,116
Year ended 03/31/07        26.86       (0.47)          0.30          (0.17)         26.69         (0.63)         21,386
Year ended 03/31/06        22.43       (0.44)          4.87           4.43          26.86         19.75          26,507
Year ended 03/31/05        23.64       (0.33)         (0.88)         (1.21)         22.43         (5.12)         27,016
Year ended 03/31/04        16.39       (0.45)          7.70           7.25          23.64         44.23          37,191
-------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended
  09/30/08                 25.35       (0.10)         (2.43)(d)      (2.53)         22.82         (9.98)(d)     359,112
Year ended 03/31/08        28.23       (0.22)         (2.66)         (2.88)         25.35        (10.20)        424,981
Year ended 03/31/07        28.19       (0.28)          0.32           0.04          28.23          0.14         595,776
Year ended 03/31/06        23.37       (0.27)          5.09           4.82          28.19         20.63         783,509
Year ended 03/31/05        24.49       (0.20)         (0.92)         (1.12)         23.37         (4.57)        892,630
Year ended 03/31/04        16.90       (0.35)          7.94           7.59          24.49         44.91       1,347,335
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended
  09/30/08                 27.07       (0.01)         (2.60)(d)      (2.61)         24.46         (9.64)(d)           8
Year ended 03/31/08        29.95       (0.03)         (2.85)         (2.88)         27.07         (9.62)              9
Year ended 03/31/07        29.70       (0.11)          0.36           0.25          29.95          0.84              12
Year ended 03/31/06        24.44       (0.09)          5.35           5.26          29.70         21.52              12
Year ended 03/31/05        25.35       (0.02)         (0.89)         (0.91)         24.44         (3.59)             11
Year ended 03/31/04        17.34       (0.16)          8.17           8.01          25.35         46.19       1,309,623
_________________________________________________________________________________________________________________________
=========================================================================================================================

                            RATIO OF           RATIO OF
                            EXPENSES           EXPENSES        RATIO OF NET
                           TO AVERAGE          TO AVERAGE       INVESTMENT
                           NET ASSETS          NET ASSETS         INCOME
                        WITH FEE WAIVERS  WITHOUT FEE WAIVERS   (LOSS) TO
                        AND/OR EXPENSES     AND/OR EXPENSES      AVERAGE      PORTFOLIO
                            ABSORBED            ABSORBED        NET ASSETS   TURNOVER(C)
----------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08                    1.55%(e)            1.68%(e)         (0.71)%(e)     39%
Year ended 03/31/08           1.55                1.56             (0.77)         42
Year ended 03/31/07           1.56                1.57             (1.07)        126
Year ended 03/31/06           1.57                1.63             (1.09)        107
Year ended 03/31/05           1.50                1.68             (0.80)         92
Year ended 03/31/04           1.50                1.93             (1.31)        141
----------------------------------------------------------------------------------------
CLASS B
Six months ended
  09/30/08                    2.30(e)             2.43(e)          (1.46)(e)      39
Year ended 03/31/08           2.30                2.31             (1.52)         42
Year ended 03/31/07           2.31                2.32             (1.82)        126
Year ended 03/31/06           2.30                2.36             (1.82)        107
Year ended 03/31/05           2.15                2.33             (1.45)         92
Year ended 03/31/04           2.15                3.16             (1.96)        141
----------------------------------------------------------------------------------------
CLASS C
Six months ended
  09/30/08                    2.30(e)             2.43(e)          (1.46)(e)      39
Year ended 03/31/08           2.30                2.31             (1.52)         42
Year ended 03/31/07           2.31                2.32             (1.82)        126
Year ended 03/31/06           2.30                2.36             (1.82)        107
Year ended 03/31/05           2.15                2.33             (1.45)         92
Year ended 03/31/04           2.15                3.20             (1.96)        141
----------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended
  09/30/08                    1.55(e)             1.68(e)          (0.71)(e)      39
Year ended 03/31/08           1.52                1.53             (0.74)         42
Year ended 03/31/07           1.53                1.54             (1.04)        126
Year ended 03/31/06           1.57                1.61             (1.09)        107
Year ended 03/31/05           1.56                1.58             (0.86)         92
Year ended 03/31/04           1.72                1.75             (1.53)        141
----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended
  09/30/08                    0.88(e)             0.89(e)          (0.04)(e)      39
Year ended 03/31/08           0.86                0.87             (0.10)         42
Year ended 03/31/07           0.86                0.86             (0.37)        126
Year ended 03/31/06           0.81                0.81             (0.33)        107
Year ended 03/31/05           0.79                0.81             (0.09)         92
Year ended 03/31/04           0.86                0.86             (0.67)        141
________________________________________________________________________________________
========================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Net gains (losses) on securities (both realized and unrealized) per share and total return include litigation proceeds received from class action lawsuits.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $225,491, $35,981, $16,562, $437,132 and $9 for Class A, Class B, Class
     C, Investor Class and Institutional Class, respectively.


16        AIM TECHNOLOGY FUND

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


17        AIM TECHNOLOGY FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (04/01/08)   (09/30/08)(1)   PERIOD(2)     (09/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $900.30        $ 7.38      $1,017.30       $ 7.84       1.55%
---------------------------------------------------------------------------------------------------
        B            1,000.00        896.80         10.94       1,013.54        11.61       2.30
---------------------------------------------------------------------------------------------------
        C            1,000.00        897.00         10.94       1,013.54        11.61       2.30
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        900.20          7.38       1,017.30         7.84       1.55
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2008, through September 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.


18        AIM TECHNOLOGY FUND

Supplement to Semiannual Report dated 9/30/08

AIM TECHNOLOGY FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                                                                          not indicative of future results. More
The following information has been           For periods ended 9/30/08                    recent returns may be more or less than
prepared to provide Institutional Class                                                   those shown. All returns assume
shareholders with a performance overview     Inception (12/21/98)                -2.26%   reinvestment of distributions at NAV.
specific to their holdings. Institutional     5 Years                             1.58    Investment return and principal value will
Class shares are offered exclusively to       1 YEAR                            -29.83    fluctuate so your shares, when redeemed,
institutional investors, including defined    6 Months*                          -9.64    may be worth more or less than their
contribution plans that meet certain                                                      original cost. See full report for
criteria.                                    * Cumulative total return that has not       information on comparative benchmarks.
                                               been annualized                            Please consult your Fund prospectus for
                                             ==========================================   more information. For the most current
                                                                                          month-end performance, please call 800 451
                                             Institutional Class shares have no sales     4246 or visit invescoaim.com.
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of            (1) Total annual operating expenses less
                                             Institutional Class shares will differ           any contractual fee waivers and/or
                                             from performance of other share classes          expense reimbursements by the advisor
                                             primarily due to differing sales charges         in effect through at least June 30,
                                             and class expenses.                              2009. See current prospectus for more
                                                                                              information.
                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.87%. The total annual Fund operating
                                             expense ratio set forth in the most recent
                                             Fund prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.88%.(1) The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

                                                Had the advisor not waived fees and/or
                                             expenses in the past, performance would
                                             have been lower.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted,                                       [INVESCO AIM LOGO]
reproduced or shown to the public, nor used in written form as sales literature                                   -- SERVICE MARK --
for public use.

invescoaim.com   I-TEC-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (04/01/08)   (09/30/08)(1)   PERIOD(2)     (09/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $903.60        $4.20       $1,020.66       $4.46        0.88%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2008, through September 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.


AIM TECHNOLOGY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Sector Funds is required under the           comparative performance and fee data         weight to the various factors. The
Investment Company Act of 1940 to approve    regarding the AIM Funds prepared by an       Trustees recognized that the advisory
annually the renewal of the AIM Technology   independent company, Lipper, Inc.            arrangements and resulting advisory fees
Fund's (the Fund) investment advisory        (Lipper), under the direction and            for the Fund and the other AIM Funds are
agreement with Invesco Aim Advisors, Inc.    supervision of the independent Senior        the result of years of review and
(Invesco Aim). During contract renewal       Officer who also prepares a separate         negotiation between the Trustees and
meetings held on June 18-19, 2008, the       analysis of this information for the         Invesco Aim, that the Trustees may focus
Board as a whole and the disinterested or    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
"independent" Trustees, voting separately,   recommendations to the Investments           these arrangements in some years than in
approved the continuance of the Fund's       Committee regarding the performance, fees    others, and that the Trustees'
investment advisory agreement for another    and expenses of their assigned funds. The    deliberations and conclusions in a
year, effective July 1,2008. In doing so,    Investments Committee considers each         particular year may be based in part on
the Board determined that the Fund's         Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each   The discussion below serves as a summary
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     of the Senior Officer's independent
investment advisory agreement with           and sub-advisory agreements for another      written evaluation with respect to the
independent legal counsel from whom they     year.                                        Fund's investment advisory agreement as
received independent legal advice, and the                                                well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreement by the         of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio managers  investment advisory agreement and            these services included the Board's
for their assigned funds and other members   sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
of management and review with these          renewal meetings and at their meetings       and product review process, various back
individuals the performance, investment      throughout the year as part of their         office support functions provided by
objective(s), policies, strategies and       ongoing oversight of the Fund. The Fund's    Invesco Aim, and Invesco Aim's equity and
limitations of these funds.                  investment advisory agreement and            fixed income trading operations. The Board
                                             sub-advisory agreements were considered      concluded that the nature, extent and
   In addition to their meetings             separately, although the Board also          quality of the advisory services provided
throughout the year, the Sub-Committees      considered the common interests of all of    to the Fund by Invesco Aim were
meet at designated contract renewal          the AIM Funds in their deliberations. The    appropriate and that Invesco Aim currently
meetings each year to conduct an in-depth    Board considered all of the information      is providing satisfactory advisory
review of the performance, fees and          provided to them and did not identify any    services in accordance with the terms of
expenses of their assigned funds. During     particular factor that was controlling.      the Fund's investment advisory agreement.
the contract                                 Each Trustee may have evaluated the          In addition, based on their ongoing
                                             information provided differently             meetings throughout the year with the
                                                                                          Fund's portfolio manager or managers,


19  AIM TECHNOLOGY FUND                                                                                                    continued

the Board concluded that these individuals   the Board's focus on fund performance.       the Fund. The Board also considered
are competent and able to continue to        However, due to the Fund's                   whether the Fund benefits from such
carry out their responsibilities under the   underperformance, the Board also             economies of scale through contractual
Fund's investment advisory agreement.        concluded that it would be appropriate for   breakpoints in the Fund's advisory fee
                                             the Board to continue to monitor more        schedule or through advisory fee waivers
   In determining whether to continue the    closely the performance of the Fund.         or expense limitations. The Board noted
Fund's investment advisory agreement, the    Although the independent written             that the Fund's contractual advisory fee
Board considered the prior relationship      evaluation of the Fund's Senior Officer      schedule includes six breakpoints and that
between Invesco Aim and the Fund, as well    only considered Fund performance through     the level of the Fund's advisory fees, as
as the Board's knowledge of Invesco Aim's    the most recent calendar year, the Board     a percentage of the Fund's net assets, has
operations, and concluded that it was        also reviewed more recent Fund performance   decreased as net assets increased because
beneficial to maintain the current           and this review did not change their         of the breakpoints. Based on this
relationship, in part, because of such       conclusions.                                 information, the Board concluded that the
knowledge. The Board also considered the                                                  Fund's advisory fees appropriately reflect
steps that Invesco Aim and its affiliates       C. Advisory Fees and Fee Waivers The      economies of scale at current asset
have taken over the last several years to    Board compared the Fund's contractual        levels. The Board also noted that the Fund
improve the quality and efficiency of the    advisory fee rate to the contractual         shares directly in economies of scale
services they provide to the AIM Funds in    advisory fee rates of funds in the Fund's    through lower fees charged by third party
the areas of investment performance,         expense group that are not managed by        service providers based on the combined
product line diversification,                Invesco Aim, at a common asset level and     size of all of the AIM Funds and
distribution, fund operations, shareholder   as of the end of the past calendar year.     affiliates.
services and compliance. The Board           The Board noted that the Fund's
concluded that the quality and efficiency    contractual advisory fee rate was below         E. Profitability and Financial Re
of the services Invesco Aim and its          the median contractual advisory fee rate           sources of Invesco Aim
affiliates provide to the AIM Funds in       of funds in its expense group. The Board
each of these areas have generally           also reviewed the methodology used by        The Board reviewed information from
improved, and support the Board's approval   Lipper in determining contractual fee        Invesco Aim concerning the costs of the
of the continuance of the Fund's             rates.                                       advisory and other services that Invesco
investment advisory agreement.                                                            Aim and its affiliates provide to the Fund
                                                The Board also compared the Fund's        and the profitability of Invesco Aim and
   B. Fund Performance                       effective fee rate (the advisory fee after   its affiliates in providing these
                                             any advisory fee waivers and before any      services. The Board also reviewed
The Board compared the Fund's performance    expense limitations/ waivers) to the         information concerning the financial
during the past one, three and five          advisory fee rates of other clients of       condition of Invesco Aim and its
calendar years to the performance of funds   Invesco Aim and its affiliates with          affiliates. The Board also reviewed with
in the Fund's performance group that are     investment strategies comparable to those    Invesco Aim the methodology used to
not managed by Invesco Aim, and against      of the Fund, including one mutual fund       prepare the profitability information. The
the performance of all funds in the Lipper   advised by Invesco Aim. The Board noted      Board considered the overall profitability
Science & Technology Funds Index. The        that the Fund's rate was below the rate      of Invesco Aim, as well as the
Board also reviewed the criteria used by     for the mutual fund.                         profitability of Invesco Aim in connection
Invesco Aim to identify the funds in the                                                  with managing the Fund. The Board noted
Fund's performance group for inclusion in       The Board noted that Invesco Aim has      that Invesco Aim continues to operate at a
the Lipper reports. The Board noted that     contractually agreed to waive fees and/or    net profit, although increased expenses in
the Fund's performance was in the fifth      limit expenses of the Fund through at        recent years have reduced the
quintile of its performance group for the    least June 30, 2009 in an amount necessary   profitability of Invesco Aim and its
one, three and five year periods (the        to limit total annual operating expenses     affiliates. The Board concluded that the
first quintile being the best performing     to a specified percentage of average daily   Fund's fees were fair and reasonable, and
funds and the fifth quintile being the       net assets for each class of the Fund. The   that the level of profits realized by
worst performing funds). The Board noted     Board considered the contractual nature of   Invesco Aim and its affiliates from
that the Fund's performance was below the    this fee waiver and noted that it remains    providing services to the Fund was not
performance of the Index for the one,        in effect until at least June 30, 2009.      excessive in light of the nature, quality
three and five year periods. The Board       The Board also considered the effect this    and extent of the services provided. The
noted that Invesco Aim made changes to the   expense limitation would have on the         Board considered whether Invesco Aim is
Fund's portfolio management team in          Fund's estimated total expenses.             financially sound and has the resources
2006, 2007 and 2008, which need more time                                                 necessary to perform its obligations under
to be evaluated before a conclusion can be      After taking account of the Fund's        the Fund's investment advisory agreement,
reached that the changes have adequately     contractual advisory fee rate, as well as    and concluded that Invesco Aim has the
addressed the Fund's underperformance.       the comparative advisory fee information     financial resources necessary to fulfill
The Board also considered the steps          and the expense limitation discussed         these obligations.
Invesco Aim has taken over the last          above, the Board concluded that the Fund's
several years to improve the quality and     advisory fees were fair and reasonable.         F. Independent Written Evaluation of
efficiency of the services that Invesco                                                         the Fund's Senior Officer
Aim provides to the AIM Funds. The Board        D. Economies of Scale and Breakpoints
concluded that Invesco Aim continues to be                                                The Board noted that, at their direction,
responsive to                                The Board considered the extent to which     the Senior Officer of the Fund, who is
                                             there are economies of scale in Invesco      independent of Invesco Aim and Invesco
                                             Aim's provision of advisory services to      Aim's affiliates, had prepared an
                                                                                          inde-


20  AIM TECHNOLOGY FUND                                                                                                    continued

pendent written evaluation to assist the        The Board considered the fact that the    advisory services. The Board concluded
Board in determining the reasonableness of   Fund's uninvested cash and cash collateral   that the sub-advisory agreements will
the proposed management fees of the AIM      from any securities lending arrangements     benefit the Fund and its shareholders by
Funds, including the Fund. The Board noted   may be invested in money market funds        permitting Invesco Aim to utilize the
that they had relied upon the Senior         advised by Invesco Aim pursuant to           additional resources and talent of the
Officer's written evaluation instead of a    procedures approved by the Board. The        Affiliated Sub-Advisers in managing the
competitive bidding process. In              Board noted that Invesco Aim will receive    Fund.
determining whether to continue the Fund's   advisory fees from these affiliated money
investment advisory agreement, the Board     market funds attributable to such               B. Fund Performance
considered the Senior Officer's written      investments, although Invesco Aim has
evaluation.                                  contractually agreed to waive through at     The Board did not view Fund performance as
                                             least June 30, 2009, the advisory fees       a relevant factor in considering whether
   G. Collateral Benefits to Invesco Aim     payable by the Fund in an amount equal to    to approve the sub-advisory agreements for
      and its Affiliates                     100% of the net advisory fees Invesco Aim    the Fund, as no Affiliated Sub-Adviser
                                             receives from the affiliated money market    currently manages any portion of the
The Board considered various other           funds with respect to the Fund's             Fund's assets.
benefits received by Invesco Aim and its     investment of uninvested cash, but not
affiliates resulting from Invesco Aim's      cash collateral. The Board considered the       C. Sub-Advisory Fees
relationship with the Fund, including the    contractual nature of this fee waiver and
fees received by Invesco Aim and its         noted that it remains in effect until at     The Board considered the services to be
affiliates for their provision of            least June 30,2009. The Board concluded      provided by the Affiliated Sub-Advisers
administrative, transfer agency and          that the Fund's investment of uninvested     pursuant to the sub-advisory agreements
distribution services to the Fund. The       cash and cash collateral from any            and the services to be provided by Invesco
Board considered the performance of          securities lending arrangements in the       Aim pursuant to the Fund's investment
Invesco Aim and its affiliates in            affiliated money market funds is in the      advisory agreement, as well as the
providing these services and the             best interests of the Fund and its           allocation of fees between Invesco Aim and
organizational structure employed by         shareholders.                                the Affiliated Sub-Advisers pursuant to
Invesco Aim and its affiliates to provide                                                 the sub-advisory agreements. The Board
these services. The Board also considered    II. Sub-Advisory Agreements                  noted that the sub-advisory fees have no
that these services are provided to the                                                   direct effect on the Fund or its
Fund pursuant to written contracts which        A. Nature, Extent and Quality of          shareholders, as they are paid by Invesco
are reviewed and approved on an annual             Services Provided by Affiliated        Aim to the Affiliated Sub-Advisers, and
basis by the Board. The Board concluded            Sub-Advisers                           that Invesco Aim and the Affiliated
that Invesco Aim and its affiliates were                                                  Sub-Advisers are affiliates. After taking
providing these services in a satisfactory   The Board reviewed the services to be        account of the Fund's contractual
manner and in accordance with the terms of   provided by Invesco Trimark Ltd., Invesco    sub-advisory fee rate, as well as other
their contracts, and were qualified to       Asset Management Deutschland, GmbH,          relevant factors, the Board concluded that
continue to provide these services to the    Invesco Asset Management Limited, Invesco    the Fund's sub-advisory fees were fair and
Fund.                                        Asset Management (Japan) Limited, Invesco    reasonable.
                                             Australia Limited, Invesco Global Asset
   The Board considered the benefits         Management (N.A.), Inc., Invesco Hong Kong      D. Financial Resources of the
realized by Invesco Aim as a result of       Limited, Invesco Institutional (N.A.),             Affiliated Sub-Advisers
portfolio brokerage transactions executed    Inc. and Invesco Senior Secured
through "soft dollar" arrangements.          Management, Inc. (collectively, the          The Board considered whether each
Under these arrangements, portfolio          "Affiliated Sub-Advisers") under the         Affiliated Sub-Adviser is financially
brokerage commissions paid by the Fund       sub-advisory agreements and the              sound and has the resources necessary to
and/or other funds advised by Invesco Aim    credentials and experience of the officers   perform its obligations under its
are used to pay for research and execution   and employees of the Affiliated              respective sub-advisory agreement, and
services. The Board noted that soft dollar   Sub-Advisers who will provide these          concluded that each Affiliated Sub-Adviser
arrangements shift the payment obligation    services. The Board concluded that the       has the financial resources necessary to
for the research and execution services      nature, extent and quality of the services   fulfill these obligations.
from Invesco Aim to the funds and            to be provided by the Affiliated
therefore may reduce Invesco Aim's           Sub-Advisers were appropriate. The Board
expenses. The Board also noted that          noted that the Affiliated Sub-Advisers,
research obtained through soft dollar        which have offices and personnel that are
arrangements may be used by Invesco Aim in   geographically dispersed in financial
making investment decisions for the Fund     centers around the world, have been formed
and may therefore benefit Fund               in part for the purpose of researching and
shareholders. The Board concluded that       compiling information and making
Invesco Aim's soft dollar arrangements       recommendations on the markets and
were appropriate. The Board also concluded   economies of various countries and
that, based on their review and              securities of companies located in such
representations made by Invesco Aim, these   countries or on various types of
arrangements were consistent with            investments and investment techniques, and
regulatory requirements.                     providing investment


21  AIM TECHNOLOGY FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-    ENVIRONMENTALLY FRIENDLY. Go green by reducing the number    -    EFFICIENT. Stop waiting for regular mail. Your documents will
     of trees used to produce paper.                                   be sent via email as soon as they're available.

-    ECONOMICAL. Help reduce your fund's printing and delivery    -    EASY. Download, save and print files using your home computer
     expenses and put more capital back in your fund's returns.        with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to           [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco       --SERVICE MARK--
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management
Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                  invescoaim.com   I-TEC-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
-- SERVICE MARK --

                          AIM UTILITIES FUND
                          Semiannual Report to Shareholders o September 30, 2008

                               [MOUNTAIN GRAPHIC]

2    Letter to Shareholders
3    Fund Performance
4    Schedule of Investments
5    Financial Statements
8    Notes to Financial Statements
14   Financial Highlights
16   Fund Expenses
17   Approval of Investment Advisory Agreement

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         As I write this letter, turbulent financial markets are causing considerable investor anxiety, reminding us
     [CROCKETT           again that markets are cyclical and the correction of excess is often painful, at least in the short term.
       PHOTO]            Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance,
    Bruce Crockett       contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
                         Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and
a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as
Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


2   AIM UTILITIES FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 3/31/08 to 9/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                  -14.88%
Class B Shares                                                                  -15.22
Class C Shares                                                                  -15.20
Investor Class Shares                                                           -14.92
S&P 500 Index# (Broad Market Index)                                             -10.85
Lipper Utility Funds Index# (Peer Group Index)                                  -13.61

# Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The LIPPER UTILITY FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Utility Funds category. These funds invest primarily in the equity securities of domestic and foreign companies providing utilities.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

==========================================
AVERAGE ANNUAL TOTAL RETURNS                 SALES CHARGE UNLESS OTHERWISE STATED.        CLASS SHARES DO NOT HAVE A FRONT-END SALES
                                             PERFORMANCE FIGURES DO NOT REFLECT           CHARGE OR A CDSC; THEREFORE, PERFORMANCE
As of 9/30/08, including maximum             DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   IS AT NET ASSET VALUE.
applicable sales charges                     ON FUND DISTRIBUTIONS OR SALE OF FUND
                                             SHARES. INVESTMENT RETURN AND PRINCIPAL         THE PERFORMANCE OF THE FUND'S SHARE
CLASS A SHARES                               VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    CLASSES WILL DIFFER PRIMARILY DUE TO
Inception (3/28/02)                  7.06%   A GAIN OR LOSS WHEN YOU SELL SHARES.         DIFFERENT SALES CHARGE STRUCTURES AND
 5 Years                            11.75                                                 CLASS EXPENSES.
 1 Year                            -23.56       THE TOTAL ANNUAL FUND OPERATING EXPENSE
                                             RATIO SET FORTH IN THE MOST RECENT FUND         HAD THE ADVISOR NOT WAIVED FEES AND/OR
CLASS B SHARES                               PROSPECTUS AS OF THE DATE OF THIS REPORT     REIMBURSED EXPENSES IN THE PAST,
Inception (3/28/02)                  7.22%   FOR CLASS A, CLASS B, CLASS C AND INVESTOR   PERFORMANCE WOULD HAVE BEEN LOWER.
 5 Years                            11.96    CLASS SHARES WAS 1.35%, 2.10%, 2.10% AND
 1 Year                            -23.71    1.35%, RESPECTIVELY. THE EXPENSE RATIOS
                                             PRESENTED ABOVE MAY VARY FROM THE EXPENSE
CLASS C SHARES                               RATIOS PRESENTED IN OTHER SECTIONS OF THIS
Inception (2/14/00)                 -1.29%   REPORT THAT ARE BASED ON EXPENSES INCURRED
 5 Years                            12.19    DURING THE PERIOD COVERED BY THIS REPORT.
 1 Year                            -20.53
                                                CLASS A SHARE PERFORMANCE REFLECTS THE
INVESTOR CLASS SHARES                        MAXIMUM 5.50% SALES CHARGE, AND CLASS B
Inception (6/2/86)                   8.39%   AND CLASS C SHARE PERFORMANCE REFLECTS THE
10 Years                             4.04    APPLICABLE CONTINGENT DEFERRED SALES
 5 Years                            13.06    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
 1 Year                            -19.17    CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
==========================================   THE BEGINNING OF THE SEVENTH YEAR. THE
                                             CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
THE PERFORMANCE DATA QUOTED REPRESENT PAST   YEAR AFTER PURCHASE. INVESTOR
PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
VISIT INVESCOAIM.COM FOR THE MOST RECENT
MONTH-END PERFORMANCE. PERFORMANCE FIGURES
REFLECT REINVESTED DISTRIBUTIONS, CHANGES
IN NET ASSET VALUE AND THE EFFECT OF THE
MAXIMUM


3   AIM UTILITIES FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
As of September 30, 2008



-------------------------------------------------------------------------
Utilities                                                            76.7%
-------------------------------------------------------------------------
Telecommunication Services                                           13.7
-------------------------------------------------------------------------
Energy                                                                6.8
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.8
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

September 30, 2008
(Unaudited)




                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS-97.15%

ELECTRIC UTILITIES-35.50%

Duke Energy Corp.                                      434,000    $  7,564,620
------------------------------------------------------------------------------
E.ON AG (Germany)(b)                                   187,000       9,469,281
------------------------------------------------------------------------------
Edison International                                   266,000      10,613,400
------------------------------------------------------------------------------
Enel S.p.A. (Italy)(b)                                 500,000       4,167,613
------------------------------------------------------------------------------
Entergy Corp.                                          132,000      11,749,320
------------------------------------------------------------------------------
Exelon Corp.                                           220,000      13,776,400
------------------------------------------------------------------------------
FirstEnergy Corp.                                      151,000      10,115,490
------------------------------------------------------------------------------
FPL Group, Inc.                                        245,000      12,323,500
------------------------------------------------------------------------------
Pepco Holdings, Inc.                                   346,000       7,926,860
------------------------------------------------------------------------------
Portland General Electric Co.                          250,000       5,915,000
------------------------------------------------------------------------------
PPL Corp.                                              240,000       8,884,800
------------------------------------------------------------------------------
Southern Co.                                           134,000       5,050,460
==============================================================================
                                                                   107,556,744
==============================================================================


GAS UTILITIES-11.01%

AGL Resources Inc.                                     248,000       7,782,240
------------------------------------------------------------------------------
Equitable Resources, Inc.                              238,000       8,729,840
------------------------------------------------------------------------------
ONEOK, Inc.                                            216,000       7,430,400
------------------------------------------------------------------------------
Questar Corp.                                          230,000       9,411,600
==============================================================================
                                                                    33,354,080
==============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-2.51%

NRG Energy, Inc.(c)                                    307,000       7,598,250
==============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-13.67%

Alaska Communications Systems Group Inc.             1,056,000      12,914,880
------------------------------------------------------------------------------
AT&T Inc.                                              619,000      17,282,480
------------------------------------------------------------------------------
Verizon Communications Inc.                            350,000      11,231,500
==============================================================================
                                                                    41,428,860
==============================================================================


MULTI-UTILITIES-27.65%

Ameren Corp.                                           240,000       9,367,200
------------------------------------------------------------------------------
CMS Energy Corp.                                       672,000       8,379,840
------------------------------------------------------------------------------
Dominion Resources, Inc.                               211,000       9,026,580
------------------------------------------------------------------------------
National Grid PLC (United Kingdom)                     545,000       6,918,147
------------------------------------------------------------------------------
PG&E Corp.                                             245,000       9,175,250
------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                   190,000       6,230,100
------------------------------------------------------------------------------
SCANA Corp.                                             67,000       2,608,310
------------------------------------------------------------------------------
Sempra Energy                                          250,000      12,617,500
------------------------------------------------------------------------------
Veolia Environnement (France)(b)                       110,000       4,535,729
------------------------------------------------------------------------------
Wisconsin Energy Corp.                                 140,000       6,286,000
------------------------------------------------------------------------------
Xcel Energy, Inc.                                      432,000       8,635,680
==============================================================================
                                                                    83,780,336
==============================================================================


OIL & GAS STORAGE & TRANSPORTATION-6.81%

El Paso Corp.                                          784,000      10,003,840
------------------------------------------------------------------------------
Williams Cos., Inc. (The)                              450,000      10,642,500
==============================================================================
                                                                    20,646,340
==============================================================================
     Total Common Stocks (Cost $277,845,694)                       294,364,610
==============================================================================



MONEY MARKET FUNDS-3.11%

Liquid Assets Portfolio-Institutional Class(d)       4,708,387       4,708,387
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             4,708,387       4,708,387
==============================================================================
     Total Money Market Funds (Cost $9,416,774)                      9,416,774
==============================================================================
TOTAL INVESTMENTS-100.26% (Cost $287,262,468)                      303,781,384
==============================================================================
OTHER ASSETS LESS LIABILITIES-(0.26)%                                 (780,621)
==============================================================================
NET ASSETS-100.00%                                                $303,000,763
______________________________________________________________________________
==============================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $18,172,623, which represented 6.00% of the Fund's Net Assets. See Note 1A.
(c)   Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $277,845,694)                           $294,364,610
------------------------------------------------------
Investments in affiliated money market
  funds, at value and cost                   9,416,774
======================================================
     Total investments (Cost
       $287,262,468)                       303,781,384
======================================================
Foreign currencies, at value (Cost $42)             41
------------------------------------------------------
Receivables for:
  Investments sold                             722,233
------------------------------------------------------
  Fund shares sold                             258,866
------------------------------------------------------
  Dividends                                    871,206
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             57,855
------------------------------------------------------
Other assets                                    59,605
======================================================
     Total assets                          305,751,190
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                        879,001
------------------------------------------------------
  Fund shares reacquired                     1,461,905
------------------------------------------------------
  Accrued fees to affiliates                   236,139
------------------------------------------------------
  Accrued other operating expenses              81,098
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              92,284
======================================================
     Total liabilities                       2,750,427
======================================================
Net assets applicable to shares
  outstanding                             $303,000,763
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $289,532,664
------------------------------------------------------
Undistributed net investment income            465,834
------------------------------------------------------
Undistributed net realized gain (loss)      (3,517,207)
------------------------------------------------------
Unrealized appreciation                     16,519,472
======================================================
                                          $303,000,763
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $165,643,794
______________________________________________________
======================================================
Class B                                   $ 31,166,870
______________________________________________________
======================================================
Class C                                   $ 18,287,689
______________________________________________________
======================================================
Investor Class                            $ 74,273,462
______________________________________________________
======================================================
Institutional Class                       $ 13,628,948
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     10,994,810
______________________________________________________
======================================================
Class B                                      2,061,716
______________________________________________________
======================================================
Class C                                      1,200,080
______________________________________________________
======================================================
Investor Class                               4,889,390
______________________________________________________
======================================================
Institutional Class                            904,784
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      15.07
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $15.07 divided
     by 94.50%)                           $      15.95
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      15.12
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      15.24
______________________________________________________
======================================================
Investor Class:
  Net asset value and offering price
     per share                            $      15.19
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $      15.06
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM UTILITIES FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $127,297)                            $  6,483,031
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $72,293)                                                                            224,094
================================================================================================
     Total investment income                                                           6,707,125
================================================================================================


EXPENSES:

Advisory fees                                                                          1,457,282
------------------------------------------------------------------------------------------------
Administrative services fees                                                              65,411
------------------------------------------------------------------------------------------------
Custodian fees                                                                            14,075
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                266,958
------------------------------------------------------------------------------------------------
  Class B                                                                                221,684
------------------------------------------------------------------------------------------------
  Class C                                                                                119,212
------------------------------------------------------------------------------------------------
  Investor Class                                                                         118,320
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Investor                                              510,154
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       6,353
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 13,276
------------------------------------------------------------------------------------------------
Other                                                                                    123,834
================================================================================================
     Total expenses                                                                    2,916,559
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (56,451)
================================================================================================
     Net expenses                                                                      2,860,108
================================================================================================
Net investment income                                                                  3,847,017
================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                                7,640,185
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      (7,145)
================================================================================================
                                                                                       7,633,040
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (67,226,661)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                        (820)
================================================================================================
                                                                                     (67,227,481)
================================================================================================
Net realized and unrealized gain (loss)                                              (59,594,441)
________________________________________________________________________________________________
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(55,747,424)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2008 and the year ended March 31, 2008 (Unaudited)



                                                                         SEPTEMBER 30,        MARCH 31,
                                                                              2008              2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $  3,847,017      $  6,543,552
--------------------------------------------------------------------------------------------------------
  Net realized gain                                                          7,633,040        31,403,454
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (67,227,481)      (39,701,642)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations       (55,747,424)       (1,754,636)
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                   (2,076,078)       (3,637,695)
--------------------------------------------------------------------------------------------------------
  Class B                                                                     (256,718)         (462,409)
--------------------------------------------------------------------------------------------------------
  Class C                                                                     (143,230)         (217,456)
--------------------------------------------------------------------------------------------------------
  Investor Class                                                              (911,268)       (1,773,609)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (209,682)         (320,758)
========================================================================================================
     Total distributions from net investment income                         (3,596,976)       (6,411,927)
========================================================================================================
Share transactions-net:
  Class A                                                                  (16,277,980)        3,849,502
--------------------------------------------------------------------------------------------------------
  Class B                                                                  (10,787,517)       (1,024,495)
--------------------------------------------------------------------------------------------------------
  Class C                                                                   (1,163,293)        6,423,525
--------------------------------------------------------------------------------------------------------
  Investor Class                                                            (6,882,011)       (8,900,355)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                       (2,266,998)       13,776,456
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (37,377,799)       14,124,633
========================================================================================================
     Net increase (decrease) in net assets                                 (96,722,199)        5,958,070
________________________________________________________________________________________________________
========================================================================================================


NET ASSETS:

  Beginning of period                                                      399,722,962       393,764,892
========================================================================================================
  End of period (includes undistributed net investment income of
     $465,834 and $215,793, respectively)                                 $303,000,763      $399,722,962
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Utilities Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objectives are capital growth and income.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


8        AIM UTILITIES FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

        Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

9        AIM UTILITIES FUND

      Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.75%
-------------------------------------------------------------------
Next $350 million                                            0.65%
-------------------------------------------------------------------
Next $1.3 billion                                            0.55%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $2 billion                                              0.40%
-------------------------------------------------------------------
Next $2 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Investor Class and Institutional Class shares to 1.35%, 2.10%, 2.10%, 1.35% and 0.90% of average daily net assets, respectively, through June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.


10        AIM UTILITIES FUND

  For the six months ended September 30, 2008, the Advisor waived advisory fees of $6,454 and reimbursed class level expenses of $41,705 for Class A, Class B, Class C and Investor Class shares in proportion to the relative net assets of such classes.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $1,043.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2008, expenses incurred under the Plan are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2008, IADI advised the Fund that IADI retained $34,922 in front-end sales commissions from the sale of Class A shares and $9,062, $41,367 and $1,247 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $285,608,761
--------------------------------------
Level 2                    18,172,623
--------------------------------------
Level 3                            --
======================================
                         $303,781,384
______________________________________
======================================





11        AIM UTILITIES FUND

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $7,249.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended September 30, 2008, the Fund paid legal fees of $3,129 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $4,978,526 of capital loss carryforward in the fiscal year ended March 31, 2009.

  The Fund had a capital loss carryforward as of March 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
March 31, 2010                                                                     $ 6,938,340
-----------------------------------------------------------------------------------------------
March 31, 2011                                                                       3,387,600
-----------------------------------------------------------------------------------------------
March 31, 2013                                                                         303,708
===============================================================================================
Total capital loss carryforward                                                    $10,629,648
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2008 was $7,952,610 and $44,566,583, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 39,782,657
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (23,784,340)
================================================================================================
Net unrealized appreciation of investment securities                                $ 15,998,317
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $287,783,067.




12        AIM UTILITIES FUND

NOTE 9--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                SEPTEMBER 30, 2008(a)               MARCH 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,162,903     $ 21,466,196      4,629,227     $ 87,647,510
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       233,712        4,279,846        984,708       18,684,912
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       247,871        4,640,079      1,121,305       21,657,595
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                199,929        3,669,828      1,722,790       33,199,501
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            74,563        1,384,226      1,082,585       19,964,451
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       109,496        1,884,948        175,742        3,302,538
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        13,428          231,602         22,106          416,441
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         7,602          131,601         10,617          201,639
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 50,081          867,028         89,242        1,691,405
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            12,214          209,682         17,003          320,758
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       386,700        7,012,327        391,902        7,322,854
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (385,712)      (7,012,327)      (390,878)      (7,322,854)
========================================================================================================================
Reacquired:
  Class A                                                    (2,643,100)     (46,641,451)    (5,024,031)     (94,423,400)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (473,147)      (8,286,638)      (679,532)     (12,802,994)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (336,273)      (5,934,973)      (816,273)     (15,435,709)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (663,886)     (11,418,867)    (2,343,857)     (43,791,261)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (217,247)      (3,860,906)      (347,098)      (6,508,753)
========================================================================================================================
                                                             (2,220,866)    $(37,377,799)       645,558     $ 14,124,633
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


13        AIM UTILITIES FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                NET GAINS
                                                 (LOSSES)
                       NET ASSET              ON SECURITIES               DIVIDENDS
                         VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    NET ASSET               NET ASSETS,
                       BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                       OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME     OF PERIOD  RETURN(b)  (000S OMITTED)
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08               $17.89      $0.19(a)     $(2.83)      $(2.64)     $(0.18)     $15.07      (14.88)%    $165,644
Year ended 03/31/08       18.15       0.32(a)      (0.27)        0.05       (0.31)      17.89        0.20       214,352
Year ended 03/31/07       13.92       0.31          4.23         4.54       (0.31)      18.15       33.05       214,289
Year ended 03/31/06       12.28       0.28          1.65         1.93       (0.29)      13.92       15.74       135,835
Year ended 03/31/05       10.10       0.30(a)       2.18         2.48       (0.30)      12.28       24.95       113,325
Year ended 03/31/04        8.13       0.22(a)       1.98         2.20       (0.23)      10.10       27.33       101,899
--------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended
  09/30/08                17.95       0.12(a)      (2.84)       (2.72)      (0.11)      15.12      (15.22)       31,167
Year ended 03/31/08       18.21       0.18(a)      (0.27)       (0.09)      (0.17)      17.95       (0.53)       47,990
Year ended 03/31/07       13.97       0.20          4.24         4.44       (0.20)      18.21       32.02        49,840
Year ended 03/31/06       12.32       0.18          1.66         1.84       (0.19)      13.97       14.92        41,888
Year ended 03/31/05       10.13       0.23(a)       2.19         2.42       (0.23)      12.32       24.17        35,303
Year ended 03/31/04        8.15       0.16(a)       1.98         2.14       (0.16)      10.13       26.47        34,606
--------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended
  09/30/08                18.09       0.12(a)      (2.86)       (2.74)      (0.11)      15.24      (15.20)       18,288
Year ended 03/31/08       18.35       0.18(a)      (0.27)       (0.09)      (0.17)      18.09       (0.52)       23,176
Year ended 03/31/07       14.08       0.20          4.27         4.47       (0.20)      18.35       31.99        17,711
Year ended 03/31/06       12.41       0.18          1.68         1.86       (0.19)      14.08       14.98        11,208
Year ended 03/31/05       10.21       0.23(a)       2.20         2.43       (0.23)      12.41       24.08         6,900
Year ended 03/31/04        8.22       0.16(a)       1.98         2.14       (0.15)      10.21       26.17         6,437
--------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended
  09/30/08                18.04       0.19(a)      (2.86)       (2.67)      (0.18)      15.19      (14.92)       74,273
Year ended 03/31/08       18.30       0.32(a)      (0.27)        0.05       (0.31)      18.04        0.22        95,682
Year ended 03/31/07       14.04       0.32          4.26         4.58       (0.32)      18.30       33.00       106,793
Year ended 03/31/06       12.38       0.28          1.67         1.95       (0.29)      14.04       15.79        84,701
Year ended 03/31/05       10.18       0.31(a)       2.21         2.52       (0.32)      12.38       25.08        79,536
Year ended 03/31/04        8.19       0.22(a)       2.01         2.23       (0.24)      10.18       27.50        69,065
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended
  09/30/08                17.89       0.23(a)      (2.84)       (2.61)      (0.22)      15.06      (14.75)       13,629
Year ended 03/31/08       18.15       0.40(a)      (0.27)        0.13       (0.39)      17.89        0.63        18,522
Year ended 03/31/07       13.92       0.36          4.24         4.60       (0.37)      18.15       33.54         5,132
Year ended
  03/31/06(f)             13.48       0.13          0.46         0.59       (0.15)      13.92        4.34           719
__________________________________________________________________________________________________________________________
==========================================================================================================================

                           RATIO OF          RATIO OF
                           EXPENSES          EXPENSES
                          TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                          NET ASSETS      ASSETS WITHOUT   INVESTMENT
                       WITH FEE WAIVERS    FEE WAIVERS      INCOME TO
                        AND/OR EXPENSES  AND/OR EXPENSES     AVERAGE     PORTFOLIO
                           ABSORBED          ABSORBED      NET ASSETS   TURNOVER(e)
-----------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08                   1.34%(c)          1.37%(c)       2.06%(c)        2%
Year ended 03/31/08          1.31              1.34           1.69           25
Year ended 03/31/07          1.31              1.41           2.01           33
Year ended 03/31/06          1.30              1.46           2.06           37
Year ended 03/31/05          1.40              1.46           2.76           33
Year ended 03/31/04          1.40              1.77           2.27          101
-----------------------------------------------------------------------------------
CLASS B
Six months ended
  09/30/08                   2.09(c)           2.12(c)        1.31(c)         2
Year ended 03/31/08          2.06              2.09           0.94           25
Year ended 03/31/07          2.06              2.16           1.26           33
Year ended 03/31/06          2.05              2.21           1.31           37
Year ended 03/31/05          2.05              2.21           2.11           33
Year ended 03/31/04          2.05              2.79           1.62          101
-----------------------------------------------------------------------------------
CLASS C
Six months ended
  09/30/08                   2.09(c)           2.12(c)        1.31(c)         2
Year ended 03/31/08          2.06              2.09           0.94           25
Year ended 03/31/07          2.06              2.16           1.26           33
Year ended 03/31/06          2.05              2.21           1.31           37
Year ended 03/31/05          2.05              2.21           2.11           33
Year ended 03/31/04          2.05              3.14           1.62          101
-----------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended
  09/30/08                   1.34(c)           1.37(c)        2.06(c)         2
Year ended 03/31/08          1.31              1.34           1.69           25
Year ended 03/31/07          1.31              1.41           2.01           33
Year ended 03/31/06          1.30              1.46           2.06           37
Year ended 03/31/05          1.30              1.46           2.86           33
Year ended 03/31/04          1.30              2.01           2.37          101
-----------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended
  09/30/08                   0.92(c)           0.92(c)        2.48(c)         2
Year ended 03/31/08          0.89              0.89           2.11           25
Year ended 03/31/07          0.91              0.91           2.41           33
Year ended
  03/31/06(f)                0.92(d)           1.05(d)        2.44(d)        37
___________________________________________________________________________________
===================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Ratios are annualized and based on average daily net assets (000's omitted) of $212,983, $44,216, $23,777, $94,398 and $17,950 for Class A, Class B,
     Class C, Investor Class and Institutional Class shares, respectively.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)  Commencement date of October 25, 2005.


14        AIM UTILITIES FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


15        AIM UTILITIES FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (04/01/08)   (09/30/08)(1)   PERIOD(2)     (09/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $851.20        $6.22       $1,018.35       $ 6.78       1.34%
---------------------------------------------------------------------------------------------------
        B            1,000.00        847.80         9.68        1,014.59        10.56       2.09
---------------------------------------------------------------------------------------------------
        C            1,000.00        848.00         9.68        1,014.59        10.56       2.09
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        850.80         6.22        1,018.35         6.78       1.34
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2008, through September 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.


16        AIM UTILITIES FUND

Supplement to Semiannual Report dated 9/30/08

AIM UTILITIES FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                                                                          not indicative of future results. More
The following information has been           For periods ended 9/30/08                    recent returns may be more or less than
prepared to provide Institutional Class                                                   those shown. All returns assume
shareholders with a performance overview     Inception (10/25/05)                 6.28%   reinvestment of distributions at NAV.
specific to their holdings. Institutional     1 Year                            -18.84    Investment return and principal value will
Class shares are offered exclusively to       6 Months*                         -14.75    fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         * Cumulative total return that has not       original cost. See full report for
criteria.                                      been annualized                            information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Institutional Class shares have no sales     month-end performance, please call 800 451
                                             charge; therefore, performance is at net     4246 or visit invescoaim.com.
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.90%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

                                                Had the advisor not waived fees and/or
                                             expenses in the past, performance would
                                             have been lower.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted,                                       [INVESCO AIM LOGO]
reproduced or shown to the public, nor used in written form as sales literature                                   -- SERVICE MARK --
for public use.

invescoaim.com   I-UTI-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (04/01/08)   (09/30/08)(1)   PERIOD(2)     (09/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
  Institutional     $1,000.00       $852.50        $4.25       $1,020.48       $4.64        0.92%
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2008, through September 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.


AIM UTILITIES FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Sector Funds is required under the           comparative performance and fee data         weight to the various factors. The
Investment Company Act of 1940 to approve    regarding the AIM Funds prepared by an       Trustees recognized that the advisory
annually the renewal of the AIM Utilities    independent company, Lipper, Inc.            arrangements and resulting advisory fees
Fund's (the Fund) investment advisory        (Lipper), under the direction and            for the Fund and the other AIM Funds are
agreement with Invesco Aim Advisors, Inc.    supervision of the independent Senior        the result of years of review and
(Invesco Aim). During contract renewal       Officer who also prepares a separate         negotiation between the Trustees and
meetings held on June 18-19, 2008, the       analysis of this information for the         Invesco Aim, that the Trustees may focus
Board as a whole and the disinterested or    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
"independent" Trustees, voting separately,   recommendations to the Investments           these arrangements in some years than in
approved the continuance of the Fund's       Committee regarding the performance, fees    others, and that the Trustees'
investment advisory agreement for another    and expenses of their assigned funds. The    deliberations and conclusions in a
year, effective July 1, 2008. In doing so,   Investments Committee considers each         particular year may be based in part on
the Board determined that the Fund's         Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each   The discussion below serves as a summary
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     of the Senior Officer's independent
investment advisory agreement with           and sub-advisory agreements for another      written evaluation with respect to the
independent legal counsel from whom they     year.                                        Fund's investment advisory agreement as
received independent legal advice, and the                                                well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreements by the        of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
strategies and limitations of these funds.   investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to the Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of their assigned funds. During     particular factor that was controlling.      accordance with the terms of the Fund's
the contract                                 Each Trustee may have evaluated the          investment advisory agreement. In
                                             information provided differently             addition, based on their ongoing meetings
                                                                                          throughout the year with the Fund's
                                                                                          portfolio manager or


17   AIM UTILITIES FUND                                                                                                    continued

managers, the Board concluded that these     the Board also reviewed more recent Fund     Aim's provision of advisory services to
individuals are competent and able to        performance and this review did not change   the Fund. The Board also considered
continue to carry out their                  their conclusions.                           whether the Fund benefits from such
responsibilities under the Fund's                                                         economies of scale through contractual
investment advisory agreement.                  C. Advisory Fees and Fee Waivers          breakpoints in the Fund's advisory fee
                                                                                          schedule or through advisory fee waivers
   In determining whether to continue the    The Board compared the Fund's contractual    or expense limitations. The Board noted
Fund's investment advisory agreement, the    advisory fee rate to the contractual         that the Fund's contractual advisory fee
Board considered the prior relationship      advisory fee rates of funds in the Fund's    schedule includes six breakpoints and that
between Invesco Aim and the Fund, as well    Lipper expense group that are not managed    the level of the Fund's advisory fees, as
as the Board's knowledge of Invesco Aim's    by Invesco Aim, at a common asset level      a percentage of the Fund's net assets, has
operations, and concluded that it was        and as of the end of the past calendar       decreased as net assets increased because
beneficial to maintain the current           year. The Board noted that the Fund's        of the breakpoints. Based on this
relationship, in part, because of such       contractual advisory fee rate was below      information, the Board concluded that the
knowledge. The Board also considered the     the median contractual advisory fee rate     Fund's advisory fees appropriately reflect
steps that Invesco Aim and its affiliates    of funds in its expense group. The Board     economies of scale at current asset
have taken over the last several years to    also reviewed the methodology used by        levels. The Board also noted that the Fund
improve the quality and efficiency of the    Lipper in determining contractual fee        shares directly in economies of scale
services they provide to the AIM Funds in    rates.                                       through lower fees charged by third party
the areas of investment performance,                                                      service providers based on the combined
product line diversification,                   The Board also compared the Fund's        size of all of the AIM Funds and
distribution, fund operations, shareholder   effective fee rate (the advisory fee after   affiliates.
services and compliance. The Board           any advisory fee waivers and before any
concluded that the quality and efficiency    expense limitations/waivers) to the             E. Profitability and Financial
of the services Invesco Aim and its          advisory fee rates of other clients of             Resources of Invesco Aim
affiliates provide to the AIM Funds in       Invesco Aim and its affiliates with
each of these areas have generally           investment strategies comparable to those    The Board reviewed information from
improved, and support the Board's approval   of the Fund, including one mutual fund       Invesco Aim concerning the costs of the
of the continuance of the Fund's             advised by Invesco Aim. The Board noted      advisory and other services that Invesco
investment advisory agreement.               that the Fund's rate was above the rate      Aim and its affiliates provide to the Fund
                                             for the other mutual fund.                   and the profitability of Invesco Aim and
   B. Fund Performance                                                                    its affiliates in providing these
                                                The Board noted that Invesco Aim has      services. The Board also reviewed
The Board compared the Fund's performance    proposed that the contractual advisory fee   information concerning the financial
during the past one, three and five          waiver that had been formerly committed to   condition of Invesco Aim and its
calendar years to the performance of funds   by Invesco Aim through at least June 30,     affiliates. The Board also reviewed with
in the Fund's performance group that are     2008, expire on such date and that Invesco   Invesco Aim the methodology used to
not managed by Invesco Aim, and against      Aim has not proposed any fee waivers or      prepare the profitability information. The
the performance of all funds in the Lipper   expense limitations for the Fund. However,   Board considered the overall profitability
Utility Funds Index. The Board also          the Board also noted that at its current     of Invesco Aim, as well as the
reviewed the criteria used by Invesco Aim    asset level the Fund has an effective fee    profitability of Invesco Aim in connection
to identify the funds in the Fund's          rate under its contractual advisory fee      with managing the Fund. The Board noted
performance group for inclusion in the       schedule that is lower than the fee rate     that Invesco Aim continues to operate at a
Lipper reports. The Board noted that the     under the contractual advisory fee waiver    net profit, although increased expenses in
Fund's performance was in the second         and that Invesco Aim therefore is not        recent years have reduced the
quintile of its performance group for the    currently waiving any of the Fund's          profitability of Invesco Aim and its
one and three year periods and the third     advisory fees. The Board also noted that     affiliates. The Board concluded that the
quintile for the five year period (the       Invesco Aim proposes to allow the fee        Fund's fees were fair and reasonable, and
first quintile being the best performing     waivers and expense limitations of the       that the level of profits realized by
funds and the fifth quintile being the       Fund to expire on June 30, 2008. Invesco     Invesco Aim and its affiliates from
worst performing funds). The Board noted     Aim had instituted the expense limitation    providing services to the Fund was not
that the Fund's performance was above the    at the time the Fund was integrated into     excessive in light of the nature, quality
performance of the Index for the one,        the AIM Family of Funds--REGISTERED          and extent of the services provided. The
three and five year periods. The Board       TRADEMARK-- and believes the Fund has        Board considered whether Invesco Aim is
also considered the steps Invesco Aim has    reached a sufficient size to be              financially sound and has the resources
taken over the last several years to         commercially viable without the expense      necessary to perform its obligations under
improve the quality and efficiency of the    limitation.                                  the Fund's investment advisory agreement,
services that Invesco Aim provides to the                                                 and concluded that Invesco Aim has the
AIM Funds. The Board concluded that             After taking account of the Fund's        financial resources necessary to fulfill
Invesco Aim continues to be responsive to    contractual advisory fee rate, as well as    these obligations.
the Board's focus on fund performance.       the comparative advisory fee information
Although the independent written             and expiration of the contractual fee           F. Independent Written Evaluation of
evaluation of the Fund's Senior Officer      waiver and of the expense limitation, the          the Fund's Senior Officer
only considered Fund performance through     Board concluded that the Fund's advisory
the most recent calendar year,               fees were fair and reasonable.               The Board noted that, at their direction,
                                                                                          the Senior Officer of the Fund, who is
                                                D. Economies of Scale and Breakpoints     independent of Invesco Aim and Invesco

                                             The Board considered the extent to which
                                             there are economies of scale in Invesco


18   AIM UTILITIES FUND                                                                                                    continued

Aim's affiliates, had prepared an               The Board considered the fact that the    that the sub-advisory agreements will
independent written evaluation to assist     Fund's uninvested cash and cash collateral   benefit the Fund and its shareholders by
the Board in determining the                 from any securities lending arrangements     permitting Invesco Aim to utilize the
reasonableness of the proposed management    may be invested in money market funds        additional resources and talent of the
fees of the AIM Funds, including the Fund.   advised by Invesco Aim pursuant to           Affiliated Sub-Advisers in managing the
The Board noted that they had relied upon    procedures approved by the Board. The        Fund.
the Senior Officer's written evaluation      Board noted that Invesco Aim will receive
instead of a competitive bidding process.    advisory fees from these affiliated money       B. Fund Performance
In determining whether to continue the       market funds attributable to such
Fund's investment advisory agreement, the    investments, although Invesco Aim has        The Board did not view Fund performance as
Board considered the Senior Officer's        contractually agreed to waive through at     a relevant factor in considering whether
written evaluation.                          least June 30, 2009, the advisory fees       to approve the sub-advisory agreements for
                                             payable by the Fund in an amount equal to    the Fund, as no Affiliated Sub-Adviser
   G. Collateral Benefits to Invesco Aim     100% of the net advisory fees Invesco Aim    currently manages any portion of the
      and its Affiliates                     receives from the affiliated money market    Fund's assets.
                                             funds with respect to the Fund's
The Board considered various other           investment of uninvested cash, but not          C. Sub-Advisory Fees
benefits received by Invesco Aim and its     cash collateral. The Board considered the
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    The Board considered the services to be
relationship with the Fund, including the    noted that it remains in effect until at     provided by the Affiliated Sub-Advisers
fees received by Invesco Aim and its         least June 30, 2009. The Board concluded     pursuant to the sub-advisory agreements
affiliates for their provision of            that the Fund's investment of uninvested     and the services to be provided by Invesco
administrative, transfer agency and          cash and cash collateral from any            Aim pursuant to the Fund's investment
distribution services to the Fund. The       securities lending arrangements in the       advisory agreement, as well as the
Board considered the performance of          affiliated money market funds is in the      allocation of fees between Invesco Aim and
Invesco Aim and its affiliates in            best interests of the Fund and its           the Affiliated Sub-Advisers pursuant to
providing these services and the             shareholders.                                the sub-advisory agreements. The Board
organizational structure employed by                                                      noted that the sub-advisory fees have no
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  direct effect on the Fund or its
these services. The Board also considered                                                 shareholders, as they are paid by Invesco
that these services are provided to the         A. Nature, Extent and Quality of          Aim to the Affiliated Sub-Advisers, and
Fund pursuant to written contracts which           Services Provided by Affiliated        that Invesco Aim and the Affiliated
are reviewed and approved on an annual             Sub-Advisers                           Sub-Advisers are affiliates. After taking
basis by the Board. The Board concluded                                                   account of the Fund's contractual
that Invesco Aim and its affiliates were     The Board reviewed the services to be        sub-advisory fee rate, as well as other
providing these services in a satisfactory   provided by Invesco Trimark Ltd., Invesco    relevant factors, the Board concluded that
manner and in accordance with the terms of   Asset Management Deutschland, GmbH,          the Fund's sub-advisory fees were fair and
their contracts, and were qualified to       Invesco Asset Management Limited, Invesco    reasonable.
continue to provide these services to the    Asset Management (Japan) Limited, Invesco
Fund.                                        Australia Limited, Invesco Global Asset         D. Financial Resources of the
                                             Management (N.A.), Inc., Invesco Hong Kong         Affiliated Sub-Advisers
   The Board considered the benefits         Limited, Invesco Institutional (N.A.),
realized by Invesco Aim as a result of       Inc. and Invesco Senior Secured              The Board considered whether each
portfolio brokerage transactions executed    Management, Inc. (collectively, the          Affiliated Sub-Adviser is financially
through "soft dollar" arrangements. Under    "Affiliated Sub-Advisers") under the         sound and has the resources necessary to
these arrangements, portfolio brokerage      sub-advisory agreements and the              perform its obligations under its
commissions paid by the Fund and/or other    credentials and experience of the officers   respective sub-advisory agreement, and
funds advised by Invesco Aim are used to     and employees of the Affiliated              concluded that each Affiliated Sub-Adviser
pay for research and execution services.     Sub-Advisers who will provide these          has the financial resources necessary to
The Board noted that soft dollar             services. The Board concluded that the       fulfill these obligations.
arrangements shift the payment obligation    nature, extent and quality of the services
for the research and execution services      to be provided by the Affiliated
from Invesco Aim to the funds and            Sub-Advisers were appropriate. The Board
therefore may reduce Invesco Aim's           noted that the Affiliated Sub-Advisers,
expenses. The Board also noted that          which have offices and personnel that are
research obtained through soft dollar        geographically dispersed in financial
arrangements may be used by Invesco Aim in   centers around the world, have been formed
making investment decisions for the Fund     in part for the purpose of researching and
and may therefore benefit Fund               compiling information and making
shareholders. The Board concluded that       recommendations on the markets and
Invesco Aim's soft dollar arrangements       economies of various countries and
were appropriate. The Board also concluded   securities of companies located in such
that, based on their review and              countries or on various types of
representations made by Invesco Aim, these   investments and investment techniques, and
arrangements were consistent with            providing investment advisory services.
regulatory requirements.                     The Board concluded


19   AIM UTILITIES FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of   -  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                      be sent via email as soon as they're available.

-  ECONOMICAL. Help reduce your fund's printing and delivery      -  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.        with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to           [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco      -- SERVICE MARK --
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management
Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                  invescoaim.com   I-UTI-SAR-1   Invesco Aim Distributors, Inc.

ITEM 2.  CODE OF ETHICS.

          There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 24, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 24, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1)  Not applicable.

12(a) (2)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds


By: /s/ Philip A. Taylor
    ------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 5, 2008


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 5, 2008


By: /s/ Sheri Morris
    ------------------------------------
    Sheri Morris
    Principal Financial Officer

Date: December 5, 2008

                                  EXHIBIT INDEX


12(a) (1)  Not applicable.

12(a) (2)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.